SUMMIT
MUTUAL
FUNDS

SEMIANNUAL
    REPORT

MUTUAL FUNDS

SUMMIT APEX SERIES
---------------------------------
S&P 500 Index Fund
S&P MidCap 400 Index Fund
Russell 2000 Small Cap Index Fund
Nasdaq-100 Index Fund
EAFE International Index Fund
Total Social Impact Fund
Balanced Index Fund
Lehman Aggregate Bond Index Fund
Everest Fund
Bond Fund
Short-term Government Fund
Money Market Fund


March 31, 2001


[LOGO OF SUMMIT MUTUAL FUNDS]

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                        SEMIANNUAL REPORT - TABLE OF CONTENTS
--------------------------------------------------------------------------------

Message from the President..................................    1

Investment Review
    S&P 500 Index Fund......................................    3
    S&P MidCap 400 Index Fund...............................    5
    Russell 2000 Small Cap Index Fund.......................    7
    Nasdaq-100 Index Fund...................................    9
    EAFE International Index Fund...........................   11
    Total Social Impact Fund................................   13
    Balanced Index Fund.....................................   15
    Lehman Aggregate Bond Index Fund........................   17
    Everest Fund............................................   19
    Bond Fund...............................................   21
    Short-term Government Fund..............................   23
    Money Market Fund.......................................   25

Statements of Assets and Liabilities........................   27

Statements of Operations....................................   30

Statements of Changes in Net Assets.........................   34

Schedule of Investments
    S&P 500 Index Fund......................................   39
    S&P MidCap 400 Index Fund...............................   45
    Russell 2000 Small Cap Index Fund.......................   50
    Nasdaq-100 Index Fund...................................   70
    EAFE International Index Fund...........................   72
    Total Social Impact Fund................................   78
    Balanced Index Fund.....................................   84
    Lehman Aggregate Bond Index Fund........................   91
    Everest Fund............................................   92
    Bond Fund...............................................   93
    Short-term Government Fund..............................   96
    Money Market Fund.......................................   97

Notes to Financial Statements...............................   98

THIS REPORT HAS BEEN PREPARED FOR THE INFORMATION OF SHAREHOLDERS AND BENEFICIAL OWNERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS IT IS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS FOR SUMMIT MUTUAL FUNDS, INC.

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                          2001 SEMIANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

We are pleased to send you the 2001 Semiannual Report for the Summit Mutual Funds, a family of funds for all your investing needs. In addition, we extend a warm welcome to new shareholders of the Funds who have joined us since our last report, either directly or as an investment option through a 401(k) product provider.

The first quarter ended a six-month period when investors witnessed truly extraordinary shifts in a host of market variables including the Federal Reserve's policy to ease interest rates, a slowing in the pace of U.S. economic growth, the poor returns of the stock market, and the change in investors' psychology. The Federal Reserve cut interest rates (after raising rates 1.0% in the first half of 2000) three times in the first quarter of 2001, beginning with the .50% cut in the Fed funds rate on January 3. These rate reductions were designed to both stimulate economic growth and reassure investors. Indeed, equity investors seemed to need a confidence builder in light of the rapid decline in stock prices that began in the fourth quarter of 2000.

Despite a mini-rally in January, equity markets resumed the decline that began in 2000, as major indices posted negative returns for the last six months. Small cap stocks performed better than large caps, but offered little relief from the decline (Russell 2000 Small Cap Index fell 12.9% versus the S&P 500 Index down 18.7%). Many factors contributed to the continuing decline: a slowing economy, a change in investors' risk tolerance, and a widespread decline in corporate earnings.

However, on a more positive note the SUMMIT EVEREST FUND, our flagship large cap value equity fund, participated strongly in the shift in the market's character from growth to value stocks. Everest rose 8.5% in the six-month period ended March 31, handily outpacing the S&P 500 Index which fell 18.7%.

Conversely, the fixed income markets enjoyed a solid six months period. The aggressive easing moves by the Federal Reserve allowed all of our fixed income mutual fund options to post positive returns in the past six months. The SUMMIT LEHMAN AGGREGATE BOND INDEX FUND rose 7.1% in the period, followed closely by the SUMMIT BOND FUND (+6.3%) and THE SUMMIT SHORT-TERM GOVERNMENT FUND (+5.7%). Overall, the bond market provided a solid return for investors that diversified into the fixed income asset class.

The past 6-12 months has been tumultuous. Given this market environment, we believe the message is clear - expect continued market volatility, maintain a long-term investment horizon, and ensure your investment strategy is appropriate for your risk tolerance. One way to dampen volatility in a portfolio is to properly diversify your investments, both within and across asset sectors, utilizing cash equivalents, bonds, and stocks. With its broad range of funds, Summit Funds can be the foundation of a diversified plan.

The past six months have been eventful not only because of financial market activity, but also because of the following significant developments:

- An initiative to educate investors on asset diversification - our "Core & Explore" theme utilizing both index funds and actively managed funds has been successful. The concept of utilizing these two different investment styles may be effective in a comprehensive investment portfolio. Combining both investment styles allows the "core" or indexed portion of your portfolio to keep pace with the market, with the investor placing or "exploring" the remainder of the portfolio among those actively managed funds that have the potential to beat the market averages.

- We continue to have as one of our top priorities an ability to increase both the timeliness and quality of information provided to shareholders. We have upgraded our web site too so that individual account access is further enhanced, including account balance information, purchases and sales, and exchanges among all Summit Funds. Based on your calls and questions, we know that you desire more information about our policies, fund performance, and investment philosophy. Please visit the Fund's web site at www.summitfunds.com to learn more.

- Two new funds were introduced in December 2000. These funds are:

SUMMIT EAFE INTERNATIONAL INDEX FUND - The EAFE (Europe, Australasia, & the Far
East) Index is an equity index that includes over 900 foreign companies in 20 different countries constituting a major share of the world's capital markets;

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                          2001 SEMIANNUAL REPORT - MESSAGE FROM THE PRESIDENT
--------------------------------------------------------------------------------

SUMMIT TOTAL SOCIAL IMPACT (TSI) FUND - This socially responsible fund invests in all 500 S&P companies with the weighting based on their TSI rating. The TSI rating is derived from over 80 different measures of how companies treat their stakeholders. In contrast to traditional socially responsible funds the Summit TSI Fund emphasizes excellent business practices instead of screening out companies on a product specific basis, e.g. alcohol.

In this volatile investment climate our suggestion is to stay focused on long-term investment fundamentals such as diversification. Investing among different Summit Funds may help you with this important issue. We thank you for the trust that you have placed in us - we look forward to serving your financial needs in the future.

                                          Sincerely,

                                          /s/ Steven R. Sutermeister

                                          Steven R. Sutermeister
                                          President and Chief Executive Officer
                                          Summit Mutual Funds, Inc.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                           S&P 500 INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit S&P 500 Index Fund (the "Fund") declined 18.89% during the six-month period ending March 31, 2001. The underlying S&P 500 Index (the "Index"), by comparison, declined 18.74% during the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

The Index's decline in the period represented its largest pullback in over ten years. The retreat from stocks was due in large part to the sudden deceleration in the economy, which saw its annualized growth rate fall from 6% in the second quarter to a 1% annualized rate in the year's final quarter. The weak market sentiment witnessed in the final months of 2000 was eroded even further by the lengthy debate over the final outcome of the presidential election. The Fed responded in the first three months of the year by lowering rates three times, reducing the federal funds rate a total of 150 basis points. Despite the rate cuts, the market continued to fall as one company after another warned of lower than expected results.

The single largest detractor from Index performance during the period was the Technology sector, which declined by more than 49%. The Communications Services and Capital Goods sectors, down 20.3% and 17.6%, respectively, also detracted from performance. The sectors that outperformed the Index for the period included the Transportation, Basic Materials, and Consumer Cyclicals sectors.

TOP TEN HOLDINGS
-------------------------------------------------------

1.  General Electric Company              6.  Wal-Mart Stores
2.  Microsoft Corporation                 7.  American International Group
3.  Exxon Mobil Corporation               8.  Intel Corporation
4.  Pfizer, Inc.                          9.  Merck & Co.
5.  Citigroup, Inc.                      10.  AOL Time Warner, Inc.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that correspond to the
                      total return performance of U.S. common stocks, as
                      represented by the Standard & Poor's 500 Composite
                      Stock Index ("the S&P 500").

STRATEGY:             The S&P 500 Index Fund will remain fully invested
                      in stocks included in the S&P 500 and in futures
                      contracts on the Index. The cash position will be
                      held in highly liquid money market instruments to
                      meet redemptions and to provide cash for future
                      stock purchases.

INCEPTION:            April 3, 2000

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the S&P 500 Index Fund had net assets of $138,267,645 and diversified holdings of:

       Common Stocks                                         95.7%
       Short-Term, Futures, and Other                         4.3%

As an investor in the Summit S&P 500 Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                2.4%
Capital Goods                  8.3%
Communications Services        5.9%
Consumer Cyclicals             8.3%
Consumer Staples              12.4%
Energy                         6.5%
Financial                     16.9%
Health Care                   12.9%
Technology                    17.4%
Transportation                 0.7%
Utilities                      4.0%
Short-Term, Futures, & Other   4.3%

"Standard & Poor's", "S&P 500", "Standard & Poor's 500", "500", "S&P MidCap 400 Index", and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Mutual Funds, Inc. The Product is not sponsored, endorsed, sold or promoted by
Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Product.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                    S&P MIPCAP 400 INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit S&P MidCap 400 Index Fund (the "Fund") declined 14.77% during the six-month period ending March 31, 2001. The underlying S&P MidCap 400 Index (the "Index"), by comparison, declined 14.2% during the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

The decline in the MidCap 400 Index was its worst in over ten years. The selling of stocks was due predominantly to the economy's deceleration. Domestic economic growth fell from an annualized rate of 6% in the second quarter of 2000, to 1% in the year's final quarter. The Fed, in an effort to stem the economy's slowing, lowered rates 150 basis points in the first three months of 2001. The market was further pressured by negative earnings warnings.

The largest influence on the decline of the Index was the Technology sector. This sector, which comprises approximately 25% of the total index, declined 39.5% for the period. Also exhibiting a significant influence on the Index return was the Health Care sector (13.5% of the Index), which fell almost 30% during the period. The Communications Services sector also performed poorly during the sector, losing 26% of its value, but its influence on the Index was relatively small since it comprises less than 2% of the Index. Several sectors outperformed the Index during the period, including Basic Materials (up 11%), Consumer Staples (up 10.5%), Financials (up 3%), Transportation (up 1.9%), and Energy (up 0.8%). These positive performances were overshadowed by weakness in the Technology and Health Care sectors, however, which are two of the three largest sectors in the Index.

TOP TEN HOLDINGS
-------------------------------------------------------

1.  S&P MidCap Depositary Receipts        6.  Millennium Pharmaceuticals
2.  Genzyme Corp.                         7.  DST Systems, Inc.
3.  Electronic Arts                       8.  Waters Corporation
4.  M&T Bank Corp.                        9.  BJ Services
5.  SunGard Data Systems                 10.  IDEC Pharmaceuticals

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P MIPCAP 400 INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that correspond to the
                      total return performance of U.S. common stocks, as
                      represented by the Standard & Poor's MidCap 400
                      Composite Stock Index ("the S&P 400").

STRATEGY:             The S&P MidCap 400 Index Fund will remain fully
                      invested in stocks included in the S&P 400 and in
                      futures contracts on the Index. The cash position
                      will be held in highly liquid money market
                      instruments to meet redemptions and to provide
                      cash for future stock purchases.

INCEPTION:            April 3, 2000

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the S&P 400 MidCap Index Fund had net assets of $13,586,902 and diversified holdings of:

       Common Stocks                                         91.5%
       Short-Term, Futures, and Other                         8.5%

As an investor in the Summit S&P MidCap 400 Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                4.0%
Capital Goods                  6.3%
Communications Services        1.4%
Consumer Cyclicals            13.5%
Consumer Staples               7.8%
Energy                         7.1%
Financial                     14.7%
Health Care                   10.2%
Technology                    17.0%
Transportation                 1.9%
Utilities                      7.6%
Short-Term, Futures, & Other   8.5%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                            RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Russell 2000 Small Cap Index Fund (the "Fund") declined 12.6% during the six-month period ending March 31, 2001. The underlying Russell 2000 Index (the "Index"), by comparison, declined 12.9% during the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

While the smaller capitalization names outperformed for the period, they still posted negative returns. Slowing profit growth, and a weak outlook for many of the more visible names caused equity investors to shift focus to the smaller, value names. However, slower economic growth, coupled with negative earnings warnings, pressured prices in the Russell 2000 Index.

The sectors with the greatest influence on the decline of the Index for the period were Technology (down 51%), Health Care (down 27%), and Consumer Services (down 17%), which combined comprise over 50% of the Index. Those sectors with positive contributions to the Index for the period were Consumer Durables (up 16%), Consumer Non-Durables (up 13%), Transportation (up 9%) and Basic Industries (up 6%).

TOP TEN HOLDINGS
-------------------------------------------------------

1.  iShares Russell 2000 Index Fund       6.  Centex Corporation
2.  Ambercrombie & Fitch Company          7.  Astoria Financial Corporation
3.  Caremark Rx, Inc.                     8.  Bergen Brunswig Corporation
4.  AmeriSource Health Corporation        9.  MDU Resources Group, Inc.
5.  AmeriCredit Corporation              10.  Lincare Holdings, Inc.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that correspond to the
                      investment performance of U.S. common stocks, as
                      represented by the Russell 2000 Index ("the
                      Russell 2000").

STRATEGY:             The Russell 2000 Small Cap Index Fund will remain
                      fully invested in stocks included in the Russell
                      2000 Index and in futures contracts on the Index.
                      The cash position will be held in highly liquid
                      market instruments to meet redemptions and to
                      provide cash for future stock purchases.

INCEPTION:            December 29, 1999

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Russell 2000 Small Cap Index Fund had net assets of $19,035,324 and diversified holdings of:

       Common Stocks                                         85.9%
       Short-Term, Futures, & Other                          14.1%

As an investor in the Summit Russell 2000 Small Cap Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                3.7%
Communications                 5.5%
Consumer Cyclical             12.8%
Consumer Non-Cyclical         16.9%
Diversified                    0.1%
Energy                         4.0%
Financial                     19.0%
Industrial                    12.2%
Technology                     7.0%
Utilities                      4.6%
Short-Term, Futures, & Other  14.1%

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Mutual Funds and the Russell 2000 Small Cap Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                        NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Nasdaq-100 Index Fund (the "Fund") declined 56.38% during the six-month period ending March 31, 2001. The underlying Nasdaq 100 Index (the "Index"), by comparison, declined 55.9% during the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

The Index's decline in the period represented its largest pullback in over ten years. Negative earnings warnings, a slowdown in the personal computer market, and a dramatic slowdown in telecommunication equipment purchases, all contributed to the Nasdaq 100's weak performance.

The Technology sector, which declined 59% during the period, represents over 75% of the Index weight and thus exhibits the single largest influence on its return. The stocks that contributed the most to the decline were JDS Uniphase (down 80%), Cisco Systems (down 71%) and Sun Microsystems (down 74%). Among the stocks with significant Index weightings that outperformed the Index were Microsoft, which declined only 9% during the period, and Qualcom, which declined 20%.

TOP TEN HOLDINGS
-------------------------------------------------------

1.  Microsoft Corporation                 6.  Nasdaq-100 Shares
2.  Intel Corporation                     7.  Amgen, Inc.
3.  QUALCOMM, Inc.                        8.  VoiceStream Wireless Corporation
4.  Cisco Systems, Inc.                   9.  JDS Uniphase Corporation
5.  Oracle Corporation                   10.  Dell Computer Corporation

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that correspond to the
                      investment performance of U.S. common stocks, as
                      represented by the Nasdaq-100 Index ("the
                      Nasdaq-100").

STRATEGY:             The Nasdaq-100 Index Fund will remain fully
                      invested in stocks included in the Nasdaq-100 and
                      in futures contracts on the Index. The cash
                      position will be held in highly liquid money
                      market instruments to meet redemptions and to
                      provide cash for future stock purchases.

INCEPTION:            December 28, 1999

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Nasdaq-100 Index Fund had net assets of $8,431,770 and diversified holdings of:

       Common Stocks                                         73.6%
       Short-Term, Futures, & Other                          26.4%

As an investor in the Summit Nasdaq-100 Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Industries               0.2%
Capital Goods                  1.4%
Consumer Non-Durables          0.6%
Consumer Services              7.6%
Health Care                    7.7%
Public Utilities               4.5%
Technology                    51.6%
Short-Term, Futures, & Other  26.4%

"Nasdaq" and related marks are trademarks or service marks of The Nasdaq Stock Market, Inc. and have been licensed for use for certain purposes by Summit Mutual Funds, Inc. and the Nasdaq-100 Index Fund. Nasdaq makes no warranty, express or implied, and bears no liability with respect to Summit Mutual Funds, its use, or any data included therein.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The EAFE International Index Fund (Fund) commenced operations on December 27, 2000. The Fund's return since inception was -12.70% and -13.48% for the three months ending March 31. The returns of the MSCI EAFE Index, for comparison, for the same time periods were -12.77% and -13.66%

The MSCI EAFE Index returned -13.66% for the first quarter of 2001. The negative performance represents investor decisions that growth in the developed international environment would be subdued under higher interest rates and high relative energy and commodity prices. Concerns about inflationary pressures, higher wages and tightening worldwide industrial capacity utilization, all contributed to lower equity returns. In addition, strong double-digit U.S. Dollar currency performance reduced international equity performance in the first quarter of 2001.

Overall country performance was depressed. Austria and New Zealand were the only countries possessing positive performance (3.6% and 1.9% respectively based in US Dollars) for the last six months. The top two largest country weightings, United Kingdom and Japan, were down -11.25% and -22.39%, respectively. The worst country performers for the last six months were Sweden (-39.30%) and Finland (-37.7%).

TOP TEN EQUITY HOLDINGS
-------------------------------------------------------

1.  BP Amoco Plc                          6.  Nokia Oyj
2.  Vodafone Group Plc                    7.  Novartis
3.  GlaxoSmithKline Plc                   8.  HSBC Holdings Plc
4.  Toyota Motor Corporation              9.  TotalFinaElf SA
5.  Royal Dutch Petroleum Company        10.  AstraZeneca Plc

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that correspond to the
                      total return performance of common stocks as
                      represented by the Morgan Stanley Capital
                      International ("MSCI") EAFE Index ("Index"). The
                      EAFE Index emphasizes the stock of companies in
                      major markets in Europe, Australasia, and the Far
                      East.

STRATEGY:             The EAFE International Index Fund will invest
                      primarily in common stocks of the companies that
                      comprise the EAFE Index.

INCEPTION:            December 28, 2000

MANAGER:              Subadvised by World Asset Management, L.L.C.

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the EAFE International Index Fund had net assets of $21,399,248 and diversified holdings of:

       Common Stocks                                         99.3%
       Short-Term & Other                                     0.7%

As an investor in the Summit EAFE International Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Australia            2.9%
Finland              1.8%
France              11.4%
Germany              9.2%
Hong Kong            2.2%
Italy                4.9%
Japan               22.0%
Netherlands          5.7%
Spain                3.5%
Sweden               2.3%
Switzerland          7.0%
United Kingdom      21.8%
Other Countries      4.6%
Short-Term & Other   0.7%

The EAFE International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied to Summit Mutual Funds, Inc. or any member to the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Total Social Impact Fund (Fund) commenced operations on December 28, 2000. The Fund's objective is two-fold. First, we seek investment results that closely correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index (Index). To pursue this objective, the fund invests in all stocks that are included in the S&P 500 Index. Second, the Fund also seeks to promote better business practices by investing more in companies in the Index that conduct their business commendably with respect to all stakeholders.

On a total return basis, the Fund was down 12.04% in the first quarter and down 13.01% since inception on December 28, 2000. The Index, by comparison, was down 11.85%. It was a difficult first quarter to launch a new Fund. However, it was also an excellent stress test for the TSI Fund and ratings concept. The expectation is that the Fund will perform in-line or better than the Index because well-managed companies with respect to all stakeholders will be rewarded with superior stock price appreciation. The Fund's underperformance of .29% in the first quarter can be attributed to fees and one technology holding: CISCO. CISCO is a good example of what happened in the first quarter. It is the leader in the networking equipment industry and has a superior TSI rating. But, earnings pressures finally caught up with CISCO. So, it was one of the worst performing stocks in the quarter.

The Fund was slightly overweighted in technology (the worst performing sector) and slightly underweighted in energy (one of the better performing sectors). Despite these factors, the other 499 company weightings offset the underperformance quite well.

The Fund also participated actively in the proxy voting season, encouraging companies to adopt global codes of supplier conduct and corporate governance "best practices".

TOP TEN HOLDINGS
-------------------------------------------------------

1.  General Electric Company              6.  Intel Corporation
2.  Microsoft Corporation                 7.  American International Group
3.  Wal-Mart Stores                       8.  Merck & Co.
4.  Pfizer, Inc.                          9.  International Business Machines
5.  Exxon Mobil Corporation              10.  AOL Time Warner, Inc.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that closely correspond
                      to the total return performance of U.S. common
                      stocks, as represented by the Standard & Poor's
                      500 Composite Stock Index ("the S&P 500"). The
                      Total Social Impact Fund seeks to promote better
                      business practices by investing more in companies
                      in the S&P 500 that conduct their business
                      commendably with repect to their stakeholders.

STRATEGY:             The Total Social Impact Fund will invest in all
                      stocks that are included in the S&P 500 Index.
                      However, the percentage invested in each stock
                      will vary from the S&P 500 Index weighting to
                      reflect the company's Total Social Impact (TSI)
                      rating. The TSI rating reflects the company's
                      scoring on a series of benchmarks corresponding to
                      each of its stakeholders.

INCEPTION:            December 28, 2000

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Total Social Impact Fund had net assets of $4,351,521 and diversified holdings of:

       Common Stocks                                         93.0%
       Short-Term, Futures, and Other                         7.0%

As an investor in the Summit Total Social Impact Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials                2.4%
Capital Goods                  7.9%
Communications Services        5.8%
Consumer Cyclicals             8.7%
Consumer Staples              12.1%
Energy                         5.4%
Financial                     16.1%
Health Care                   11.7%
Technology                    18.4%
Transportation                 0.7%
Utilities                      3.8%
Short-Term, Futures, & Other   7.0%

The Total Social Impact Fund is not sponsored, endorsed, sold or promoted by The Total Social Impact Foundation, Inc. ("TSI"). TSI makes no representation or warranty, express or implied, to the owners of this Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of The Total Social Impact Ratings to track general stock market performance.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                          BALANCED INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

On a total return basis, the Summit Balanced Index Fund declined 8.84% during the six-month period ended March 31, 2001, versus the "theoretical" Index decline of 8.82%. The objective of the Fund is to produce investment results, with respect to 60% of its assets, that correspond to the total return performance of the S&P 500 Index, and, with respect to 40% of its assets, investment results that correspond to the total return performance of the Lehman Brothers Aggregate Bond Index. The decline of the S&P 500 Index during the period was tempered by the gain registered by the Lehman Brothers Aggregate Bond Index.

The decline of the S&P 500 Index for the period was the largest in over ten years. The retreat from stocks was due in large part to the sudden deceleration in the economy, which saw its annualized growth rate fall from 6% in the second quarter to a 1% annualized rate in the year's final quarter. The Fed responded in the first three months of the year by lowering rates three times, reducing the Federal Funds rate a total of 150 basis points. Despite the rate cuts, the market continued to fall as one company after another warned of lower than expected results.

The Fund's exposure to investment-grade, intermediate bonds has helped to offset these stock market declines. The appeal of fixed income securities, which offer relative stability and a more predictable revenue stream, is often enhanced during periods of market volatility.

TOP TEN EQUITY HOLDINGS
-------------------------------------------------------

1.  S&P 500 Depositary Receipts           6.  Citigroup, Inc.
2.  General Electric Company              7.  Wal-Mart Stores
3.  Microsoft Corporation                 8.  American International Group
4.  Exxon Mobil Corporation               9.  Intel Coporation
5.  Pfizer, Inc.                         10.  Merck & Co.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results, with respect to 60% of
                      its assets, that correspond to the total return of
                      U.S. common stocks, as represented by the S&P 500
                      Index and, with respect to 40% of its assets, that
                      correspond to the total return performance of
                      investment grade bonds, as represented by the
                      Lehman Brothers Aggregate Bond Index.

STRATEGY:             The Balanced Index Fund will invest approximately
                      60% of its nets assets in a portfolio of stocks
                      included in the S&P 500 and in futures of the
                      Index and approximately 40% of its net assets in a
                      portfolio of investment grade bonds designed to
                      track the Lehman Brothers Aggregate Bond Index.

INCEPTION:            April 3, 2000

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Balanced Index Fund had net assets of $28,315,718 and diversified holdings of:

       Common Stocks                                         55.1%
       Bonds and Notes                                       38.4%
       Short-Term, Futures, & Other                           6.5%

As an investor in the Summit Balanced Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Stocks                   55.1%
Treasuries & Agency Notes     16.5%
Mortgage-Backed Securities    12.8%
Corporate Bonds                9.1%
Short-Term, Futures, & Other   6.5%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                             LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Summit Lehman Aggregate Bond Index Fund (the "Fund") gained 7.11% during the six-month period ending March 31, 2001. The underlying Lehman Brothers Aggregate Bond Index (the "Index"), by comparison, returned 7.37% during the same period. The objective of the Fund is to replicate the performance of the Index, minimizing the difference between the return of the Fund and the return of the Index before fees and expenses.

The strong gains registered by bonds during the period came against a backdrop of declining equity markets, weak corporate profit forecasts, and a declining interest rate environment. Economic output, as measured by GDP growth, slowed from an annualized rate of 6% in the second quarter of 2000 to an annualized rate of 1% in the final quarter of the year. As the slowing economy manifested itself in declining corporate profits, the stock market continued the slide from its peak in the spring of 2000. The S&P 500 lost more than 18% during the six months ending March 31, 2001, its sharpest decline in over ten years. With the economy teetering on the edge of a recession, the Fed promptly cut the federal funds rate 100 basis points in January, with an additional 50 basis point rate cut in March. These rate cuts helped to fuel the rally in bonds, the prices of which move inversely to changes in interest rates.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks investment results that correspond to the
                      total return performance of the bond market, as
                      represented by the Lehman Brothers Aggregate Bond
                      Index ("Lehman Bond Index").

STRATEGY:             The Lehman Aggregate Bond Index Fund will invest
                      at least 80% of the value of its assets in
                      obligations issued or guaranteed by the U.S.
                      Government, publicly-traded debt securities rated
                      BBB- or BAA3 or higher by a national rating
                      agency, or cash and cash equivalents. Up to 20% of
                      the Portfolio's total assets may be invested in
                      financial futures or options contracts. The
                      Portfolio will not purchase bonds rated below
                      investment grade.

INCEPTION:            April 3, 2000

MANAGERS:             Team Managed

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001 the Lehman Aggregate Bond Index Fund had net assets of $16,650,657 and diversified holdings of:

       Bonds                                                 98.4%
       Short-Term and Other                                   1.6%

As an investor in the Summit Lehman Aggregate Bond Index Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. Treasuries & Agency Notes  43.0%
Mortgage-Backed Securities      31.3%
Corporate Bonds                 24.1%
Short-Term & Other               1.6%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                 EVEREST FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The Everest Fund performance for the period September 30, 2000 to March 31, 2001 was +8.5% versus -18.8% for the S&P 500 Index and -2.5% for the Russell 1000 Value Index.

This six month period was noted primarily by the nearly 50% reduction in the NASDAQ Composite Index -- driven down by the significant weighting in technology. This major event was the primary differentiator between the S&P 500 Index and the Everest Fund. The Everest Fund's technology weighting was only a third that of the S&P 500 Index and that technology underweighting was invested in sectors that displayed positive returns such as the financial sector. Conversely, the Everest Fund outperformed the Russell 1000 Value Index not due to technology underweighting but primarily investing in the banking sector versus the brokerage sector, owning out-of-favor retail and basic materials, and owning companies that were acquired.

The Everest Fund tries to be opportunistic when establishing positions and attempts to purchase equities when their P/E ratio is below that of the S&P 500 Index to limit multiple compression. During this time period, basic material industry leaders were acquired due to their inexpensive valuations and their under ownership in institutional accounts. Additionally, machinery industry leaders were acquired for similar reasons. This exposure benefited when momentum investors abandoned technology stocks yet still wanted cyclical exposure.

The Everest Fund also employs a fully invested position which seeks to benefit from sector rotation into out-of-favor sectors and doesn't attempt to call the market bottoms. As seen in this quarter in which technology investors fled the sector, the money stayed in equities, just different sectors. This strategy employs selling securities that are deemed more expensive than those being acquired as opposed to selling for cash. This strategy also entails a more diversified portfolio which will be exposed to enough sectors so that at least one should be outperforming and can be sold for new acquisitions.

The Everest Fund also strives to maintain a substantial discount to the S&P 500's P/E ratio and a premium to its dividend yield. This was achieved in the period. Therefore, the performance relative to the S&P 500 Index was achieved with a below market multiple and an above average dividend yield.

TOPTEN HOLDINGS
-------------------------------------------------------

1.  FleetBoston Financial Corp.           6.  American Express Co.
2.  Sun Trust Banks                       7.  SBC Communications Inc.
3.  First Union Corp.                     8.  Conoco Inc.
4.  SCANA Corp.                           9.  PepsiCo Inc.
5.  Bank of America Corp.                10.  BellSouth Corp.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EVEREST FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks primarily long-term appreciation of capital,
                      without incurring unduly high risk, by investing
                      primarily in common stocks and other equity
                      securities. Current income is a secondary
                      objective.

STRATEGY:             The Everest Fund will remain in a highly invested
                      position ranging from 86% to 98%. The cash
                      position will be held in highly liquid money
                      market instruments to meet redemptions and to
                      provide cash for future stock purchases as new
                      opportunities arise.

INCEPTION:            December 29, 1999

MANAGER:              James McGlynn

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Everest Fund had net assets of $55,823,932 and diversified holdings of:

       Common Stocks                                         97.3%
       Short-Term and Other                                   2.7%

As an investor in the Summit Everest Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Basic Materials         5.2%
Capital Goods          15.5%
Consumer Durables       1.9%
Consumer Non-Durables   6.4%
Consumer Services       3.9%
Energy                  9.2%
Financial              22.8%
Health Care             6.0%
Public Utilities       17.7%
Technology              8.7%
Short-Term & Other      2.7%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                                    BOND FUND
--------------------------------------------------------------------------------
MANAGER'S COMMENTS:

The U.S. economy lost much of its strength over the last six months. GDP slowed to 1.0% in the fourth quarter of 2000 and is projected to be near zero during the first quarter of 2001. Unemployment increased from a 30-year low of 3.9% to 4.3% by the end of March. To counteract the weakness in the economy and the equity market, the Federal Reserve reversed direction and rapidly lowered short-term interest rates three times totaling 150 basis points starting in January. In response to the Fed action, corporate bonds led by high yield were the best performing sector of the fixed income market during the first quarter as the market believed the Fed would not let the economy slide into a recession.

For the period September 30, 2000 through March 31, 2001, the Bond Fund had a total return of 6.33% versus the Lehman Brothers Aggregate Bond Index return of 7.37%. There was a large contrast in the last two quarters. During the fourth quarter, Treasuries were the best performing sector of the fixed income market due to spread widening caused by credit concerns in most other sectors. With the Fed easing in the first quarter, Corporate Bonds benefited at the expense of the Treasury sector. The underperformance during the period is attributed to the overweight in Corporate Bonds as compared to the Lehman Index. While the Funds corporate sector had an excellent first quarter 2001, it could not offset the fourth quarter performance.

Looking ahead, the basic strategy for the Bond Fund will not change. We will continue to attempt to outperform the bond market through superior individual security selection, sector rotation and relative value analysis.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks a high level of current income, without
                      undue risk to principal, by investing in
                      long-term, fixed- income, investment-grade
                      corporate bonds.

STRATEGY:             The Bond Fund intends to invest at least 75% of
                      the value of its assets in publicly-traded
                      straight debt securities which have a rating
                      within the four highest grades as rated by a
                      national rating agency. Up to 25% of the portfolio
                      may be invested in below investment grade
                      securities, convertible debt securities,
                      convertible preferred and preferred stock, or
                      other securities.

INCEPTION:            April 3, 2000

MANAGERS:             Gary R. Rodmaker and Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Bond Fund had net assets of $93,726,007 and diversified holdings of:

       Bonds                                                 96.6%
       Short-Term and Other                                   3.4%

As an investor in the Summit Bond Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds and Notes           44.3%
U.S. Treasury Obligations           34.4%
Mortgage & Asset-Backed Securities  17.9%
Short-Term & Other                   3.4%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

The U.S. economy has changed greatly over the last six months. GDP decreased to only 1.0% in the fourth quarter of 2000 and is anticipated to be close to zero for the first quarter of 2001. The unemployment rate increased from a 30-year low of 3.9% to 4.3% during the period. While still low by historical standards, the unemployment rate probably has not reached its peak. The Federal Reserve drastically changed direction during the first quarter of 2001. Following an eighteen-month period of restrictive monetary policy, the Fed lowered rates three times in the first quarter totaling 150 basis points in an attempt to jump start the economy.

During the six months from September 30, 2000 through March 31, 2001, the Short-term Government Fund had a total return of 5.67%, before fees and expenses, versus the Salomon 1-5 year Treasury Index return of 6.15%. The Fund benefited from the decrease in short maturity interest rates as the yield curve changed from an inverted to a positive slope as a result of the change in Fed policy. The Fund was designed with a short maturity structure, currently 2.7 years, which would respond less to interest rate movements than long-term bond funds while providing a safe, conservative fixed income alternative.

Looking ahead, the basic strategy for the Short-term Government Fund remains consistent. The Fund will continue to maintain a very conservative asset mix while attempting to outperform comparable short-term government bond funds through sector rotation and relative value analysis.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks to provide a high level of current income
                      and preservation of capital by investing 100% of
                      total net assets in bonds issued by the U.S.
                      government and its agencies.

STRATEGY:             The Short-term Government Fund intends to invest
                      100% of the value of its assets in bonds issued by
                      the U.S. government and its agencies.

INCEPTION:            April 3, 2000

MANAGER:              Michael J. Schultz

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Short-term Government Fund had net assets of $14,011,912 and diversified holdings of:

       Bonds                                                 96.5%
       Short-Term and Other                                   3.5%

As an investor in the Summit Short-term Government Fund, for every $1 you had invested on March 31, 2001, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Treasuries & Agency Notes   84.3%
Mortgage-Backed Securities  12.2%
Short-Term & Other           3.5%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                            MONEY MARKET FUND
--------------------------------------------------------------------------------

MANAGER'S COMMENTS:

It is a pleasure to report on the Money Market Fund's (Fund) results for the semi-annual reporting period ending March 31, 2001. Progress was gratifying and your Fund's fulfilled its investment objectives.

MARKET REVIEW

Economic and financial developments were unsettling. The past six months witnessed a transition from expectations of a soft landing to concerns that a recession was inevitable. Domestic and global economic conditions have weakened, stock markets have retreated, and credit viability concerns have risen. Monetary authorities worldwide have responded forcefully by easing monetary conditions. In fact, in the United States, rates were aggressively lowered by 150 basis points since the start of the year. With this backdrop, money market rates have declined and the yield curve has inverted.

INVESTMENT ACTIVITY

We have favored lengthening, as opportunities have arisen, especially when market prices did not incorporate excessive hopes of lower rates. Accordingly, we have attempted to maintain a longer average maturity. Additionally, we have remained sharply focused on any developments, that could negatively impact the financial condition of the high quality issues comprising your Fund.

OUTLOOK

Despite the renewal which Spring typically brings, the end of economic slowdown remains elusive. The performance of the equity market has been a major concern because of its potential impact on consumer and business confidence and spending. However, we are optimistic that prospects will brighten in the second half of the year. The Federal Reserve System has aggressively cut rates with prospects for more, and the consumer has been relatively steadfast in spending. Also, Congress may provide fiscal stimulus because there is more talk of front-loading tax cuts. However, until economic conditions brighten, the path suggests modestly lowered interest rates.

As always, we remain dedicated to serving your investment needs.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND
--------------------------------------------------------------------------------

SUMMARY
-------------------------------------------------------------------------------

OBJECTIVE:            Seeks to maintain stability of capital and to
                      maintain the liquidity of capital and to provide
                      current income.

STRATEGY:             The Money Market Fund intends to invest 100% of
                      the value of its assets in high quality short-term
                      securities.

INCEPTION:            June 28, 2000

MANAGERS:             Subadvised by Scudder Kemper Investments, Inc.

HIGHLIGHTS
-------------------------------------------------------------------------------

On March 31, 2001, the Summit Money Market Fund had net assets of $83,160,703 and as an investor for every $1 you had invested, your fund owned:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Floating Rate Note                     3.6%

Commercial Paper                      93.7%

Variable Rate Demand Notes and Other   2.7%

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

                                                                   S&P       RUSSELL 2000
                                                  S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                                INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                               -------------  -------------  -------------  -------------
ASSETS
  Investments in securities, at value (cost
    $170,699,946; $15,847,799; $20,714,208;
    $16,703,777)                               $133,818,033   $ 14,927,211   $ 18,065,291   $  8,503,600
  Cash                                                2,423             --             --             --

  Receivables:
    Shares sold                                   3,540,778        459,306        712,931          2,000
    Securities sold                               1,034,853        231,363        217,357          6,511
    Interest and dividends                          130,561         14,603         21,143          4,906
    Receivable from Adviser                              --          7,240         20,206         11,373
  Variation margin                                    5,775          1,000         25,550         13,000
  Prepaid expenses and other                          7,932          5,743          5,024         11,093
                                               ------------   ------------   ------------   ------------
                                                138,540,355     15,646,466     19,067,502      8,552,483
                                               ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities purchased                 193,524             --             --         53,658
    Shares redeemed                                      --      2,040,258             --             --
    Bank overdraft                                       --            323            205         50,041
    Investment advisory fees                         33,884             --             --             --
    Custodian and fund accounting fees               13,121          6,728         22,092          7,735
    Professional fees                                 6,459          7,991          6,431          6,451
    Other accrued expenses                           25,722          4,264          3,450          2,828
                                               ------------   ------------   ------------   ------------
                                                    272,710      2,059,564         32,178        120,713
                                               ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                               176,340,122     15,047,327     21,855,165     19,049,026
  Undistributed/(overdistributed) net
    investment income                               249,719         13,633         41,215        (14,831)
  Accumulated net realized gain/(loss) on
    investments and futures contracts            (1,404,358)      (549,270)      (178,814)    (2,309,128)
  Net unrealized appreciation/(depreciation)
    on investments, futures contracts, and
    translation of assets and liabilities in
    foreign currencies                          (36,917,838)      (924,788)    (2,682,242)    (8,293,297)
                                               ------------   ------------   ------------   ------------
                                               $138,267,645   $ 13,586,902   $ 19,035,324   $  8,431,770
                                               ============   ============   ============   ============
Shares authorized ($.10) par value               20,000,000     20,000,000     20,000,000     20,000,000

Shares outstanding                               17,812,698      1,508,818      2,040,751      1,961,599

Net assets value, offering and redemption
  price per share                                     $7.76          $9.00          $9.33          $4.30

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

                                    EAFE           TOTAL                         LEHMAN
                                INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                 INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                -------------  -------------  -------------  --------------
ASSETS
  Investments in securities,
     at value (cost
     $24,443,657; $4,799,208;
     $32,265,221; $15,753,544)  $ 21,285,778   $  4,346,791   $ 28,150,728    $ 16,475,577
  Cash                                85,335             --             --              --

  Receivables:
    Shares sold                      801,580             --         41,635           8,405
    Securities sold                   17,893          1,128          4,008              --
    Interest and dividends            67,181          4,783        160,339         180,859
    Receivable from Adviser               --         17,933             --              --
  Variation margin                        --          1,925          1,925              --
  Prepaid expenses and other             100             --         18,702           1,738
                                ------------   ------------   ------------    ------------
                                  22,257,867      4,372,560     28,377,337      16,666,579
                                ------------   ------------   ------------    ------------
LIABILITIES
  Payables:
    Investment securities
       purchased                     801,445             --             --              --
    Shares redeemed                       --          5,637         22,836              --
    Bank overdraft                        --            191          1,204             342
    Investment advisory fees           9,189             --         14,664           1,617
    Custodian and fund
       accounting fees                32,673          4,739          7,624           4,303
    Professional fees                  4,464          4,278          7,516           7,268
    Other accrued expenses            10,848          6,194          7,775           2,392
                                ------------   ------------   ------------    ------------
                                     858,619         21,039         61,619          15,922
                                ------------   ------------   ------------    ------------
NET ASSETS
  Paid-in capital                 24,539,508      4,840,013     32,222,433      15,723,738
  Undistributed/(overdistributed)
     net investment income            17,978          5,357        120,552         114,637
  Accumulated net realized
     gain/(loss) on
     investments and futures
     contracts                          (359)       (26,132)        83,051          90,249
  Net unrealized
   appreciation/(depreciation)
     on investments, futures
     contracts, and
     translations of assets
     and liabilities in
     foreign currencies           (3,157,879)      (467,717)    (4,110,318)        722,033
                                ------------   ------------   ------------    ------------
                                $ 21,399,248   $  4,351,521   $ 28,315,718    $ 16,650,657
                                ============   ============   ============    ============
Shares authorized ($.10) par
   value                          20,000,000     20,000,000     20,000,000      20,000,000

Shares outstanding                 2,449,976        500,815      3,202,716       1,573,018

Net assets value, offering and
   redemption price per share          $8.73          $8.69          $8.84          $10.59

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                         STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

                                                               SHORT-TERM        MONEY
                                   EVEREST         BOND        GOVERNMENT       MARKET
                                    FUND           FUND           FUND           FUND
                                -------------  -------------  -------------  -------------
ASSETS
  Investments in securities,
     at value (cost
     $51,964,230; $90,080,360;
     $13,553,666; $83,220,695)  $ 55,618,658   $ 92,062,435   $ 13,880,628   $ 83,220,695
  Cash                                    --             --             --             --

  Receivables:
    Shares sold                      170,911      3,842,518          2,076            475
    Securities sold                       --             --             --             --
    Interest and dividends            59,335      1,341,555        141,532        191,209
    Receivable from Adviser               --             --             --             --
  Variation margin                        --             --             --             --
  Prepaid expenses and other          24,154          5,801          1,612         16,537
                                ------------   ------------   ------------   ------------
                                  55,873,058     97,252,309     14,025,848     83,428,916
                                ------------   ------------   ------------   ------------
LIABILITIES
  Payables:
    Investment securities
       purchased                          --             --             --        207,284
    Shares redeemed                       --      3,471,056             --             --
    Bank overdraft                     1,116          1,614            216             --
    Investment advisory fees          33,173         34,423            753         32,260
    Custodian and fund
       accounting fees                 5,282          9,320          4,582         14,514
    Professional fees                  5,873          6,047          6,049          7,804
    Other accrued expenses             3,682          3,842          2,336          6,351
                                ------------   ------------   ------------   ------------
                                      49,126      3,526,302         13,936        268,213
                                ------------   ------------   ------------   ------------
NET ASSETS
  Paid-in capital                 49,704,854     91,515,741     13,558,202     83,160,703
  Undistributed/(overdistributed)
     net investment income            90,043        600,443         76,293             --
  Accumulated net realized
     gain/(loss) on
     investments and futures
     contracts                     2,374,607       (372,252)        50,455             --
  Net unrealized
   appreciation/(depreciation)
     on investments, futures
     contracts, and
     translations of assets
     and liabilities in
     foreign currencies            3,654,428      1,982,075        326,962             --
                                ------------   ------------   ------------   ------------
                                $ 55,823,932   $ 93,726,007   $ 14,011,912   $ 83,160,703
                                ============   ============   ============   ============
Shares authorized ($.10) par
   value                          20,000,000     20,000,000     20,000,000    150,000,000

Shares outstanding                 5,055,076      9,108,841      1,345,230     83,160,703

Net assets value, offering and
   redemption price per share         $11.04         $10.29         $10.42          $1.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

(UNAUDITED)

                                                          S&P         RUSSELL 2000
                                     S&P 500          MIDCAP 400        SMALL CAP         NASDAQ-100
                                    INDEX FUND        INDEX FUND       INDEX FUND         INDEX FUND
                                ------------------  ---------------  ---------------  ------------------
                                   FOR THE SIX        FOR THE SIX      FOR THE SIX       FOR THE SIX
                                   MONTHS ENDED      MONTHS ENDED     MONTHS ENDED       MONTHS ENDED
                                  MARCH 31, 2001    MARCH 31, 2001   MARCH 31, 2001     MARCH 31, 2001
                                ------------------  ---------------  ---------------  ------------------
INVESTMENT INCOME
  Interest                         $     24,480       $    82,746      $    42,441       $    46,177
  Dividends (net of foreign
    withholding taxes
   of $1,394; $0; $5; $42)              872,564            78,962          118,907             2,346
                                   ------------       -----------      -----------       -----------
                                        897,044           161,708          161,348            48,523
                                   ------------       -----------      -----------       -----------
EXPENSES
  Investment advisory fees              223,464            27,847           29,345            19,076
  Custodian fees and expenses            33,170            11,424           32,304             8,642
  Fund accounting fees                   20,788            13,442           30,928            11,926
  Professional fees                       8,628             7,498            5,830             5,834
  Directors' fees                        11,266             1,820            1,520               986
  Transfer agent fees                     7,870             5,802            5,287             5,323
  Other                                  14,569             3,444            4,598             5,998
                                   ------------       -----------      -----------       -----------
                                        319,755            71,277          109,812            57,785
  Expense reimbursements and
    waivers                             (14,898)          (15,120)         (46,580)          (22,115)
                                   ------------       -----------      -----------       -----------
                                        304,857            56,157           63,232            35,670
                                   ------------       -----------      -----------       -----------
NET INVESTMENT INCOME                   592,187           105,551           98,116            12,853
                                   ------------       -----------      -----------       -----------

REALIZED AND UNREALIZED
  GAIN / (LOSS)
  Net realized gain / (loss)
    on investments                   (1,001,619)             (215)          18,763        (1,010,783)
  Net realized gain / (loss)
    on futures contracts and
    options                            (283,093)         (598,055)        (229,585)       (1,379,176)
                                   ------------       -----------      -----------       -----------
                                     (1,284,712)         (598,270)        (210,822)       (2,389,959)
                                   ------------       -----------      -----------       -----------

  Net change in unrealized
    appreciation /
    (depreciation) on
    investments and futures
    contracts                       (30,217,187)       (2,165,901)      (2,195,836)       (6,016,251)
                                   ------------       -----------      -----------       -----------

NET REALIZED AND UNREALIZED
  GAIN / (LOSS)                     (31,501,899)       (2,764,171)      (2,406,658)       (8,406,210)
                                   ------------       -----------      -----------       -----------

NET INCREASE / (DECREASE) IN
  NET ASSETS FROM OPERATIONS       $(30,909,712)      $(2,658,620)     $(2,308,542)      $(8,393,357)
                                   ============       ===========      ===========       ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                     STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

(UNAUDITED)

                                        EAFE                   TOTAL
                                    INTERNATIONAL          SOCIAL IMPACT                              LEHMAN
                                     INDEX FUND                FUND                BALANCED       AGGREGATE BOND
                                ---------------------  ---------------------      INDEX FUND        INDEX FUND
                                     PERIOD FROM            PERIOD FROM       ------------------  ---------------
                                  DECEMBER 28, 2000      DECEMBER 28, 2000       FOR THE SIX        FOR THE SIX
                                         TO                     TO               MONTHS ENDED      MONTHS ENDED
                                   MARCH 31, 2001         MARCH 31, 2001        MARCH 31, 2001    MARCH 31, 2001
                                ---------------------  ---------------------  ------------------  ---------------
INVESTMENT INCOME
  Interest                           $        99             $   6,188           $   469,685        $  537,919
  Dividends (net of foreign
     withholding taxes of
     $11,155; $8; $166; $0)               86,948                12,807               109,885                --
                                     -----------             ---------           -----------        ----------
                                          87,047                18,995               579,570           537,919
                                     -----------             ---------           -----------        ----------
EXPENSES
  Investment advisory fees                30,940                 5,158                47,325            24,395
  Custodian fees and expenses             17,205                 6,625                 8,415             1,874
  Fund accounting fees                    23,715                 8,556                14,877             6,708
  Professional fees                        4,464                 4,278                 7,751             6,834
  Directors' fees                          1,302                   465                 2,603             1,243
  Transfer agent fees                      2,976                 2,883                 5,306             5,646
  Other                                    7,590                 3,771                 3,609             2,323
                                     -----------             ---------           -----------        ----------
                                          88,192                31,736                89,886            49,023
  Expense reimbursements and
     waivers                             (19,123)              (23,090)               (7,823)           (7,098)
                                     -----------             ---------           -----------        ----------
                                          69,069                 8,646                82,063            41,925
                                     -----------             ---------           -----------        ----------
NET INVESTMENT INCOME                     17,978                10,349               497,507           495,994
                                     -----------             ---------           -----------        ----------

REALIZED AND UNREALIZED
   GAIN / (LOSS)
  Net realized gain / (loss)
     on investments                         (359)                7,013               156,120           102,182
  Net realized gain / (loss)
     on futures contracts and
     options                                  --               (33,145)              (52,710)               --
                                     -----------             ---------           -----------        ----------
                                            (359)              (26,132)              103,410           102,182
                                     -----------             ---------           -----------        ----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                        (3,157,879)             (467,717)           (3,439,651)          509,581
                                     -----------             ---------           -----------        ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                      (3,158,238)             (493,849)           (3,336,241)          611,763
                                     -----------             ---------           -----------        ----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS        $(3,140,260)            $(483,500)          $(2,838,734)       $1,107,757
                                     ===========             =========           ===========        ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

(UNAUDITED)

                                                                            SHORT-TERM            MONEY
                                     EVEREST               BOND             GOVERNMENT            MARKET
                                       FUND                FUND                FUND                FUND
                                ------------------  ------------------  ------------------  ------------------
                                   FOR THE SIX         FOR THE SIX         FOR THE SIX         FOR THE SIX
                                   MONTHS ENDED        MONTHS ENDED        MONTHS ENDED        MONTHS ENDED
                                  MARCH 31, 2001      MARCH 31, 2001      MARCH 31, 2001      MARCH 31, 2001
                                ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME
  Interest                          $   58,078          $2,834,343           $361,941           $2,249,372
  Dividends (net of foreign
     withholding taxes of $0;
     $0; $0; $0)                       570,794                  --                 --                   --
                                    ----------          ----------           --------           ----------
                                       628,872           2,834,343            361,941            2,249,372
                                    ----------          ----------           --------           ----------
EXPENSES
  Investment advisory fees             174,488             182,510             26,053              122,724
  Custodian fees and expenses            6,590               8,724              1,466                6,816
  Fund accounting fees                  12,730              22,216              9,694                8,870
  Professional fees                      6,200               6,700              5,454                7,072
  Directors' fees                        4,061               5,316                761                3,832
  Transfer agent fees                    5,804               6,305              5,538                6,278
  Other                                  4,094               6,458              1,064               11,849
                                    ----------          ----------           --------           ----------
                                       213,967             238,229             50,030              167,441
  Expense reimbursements and
     waivers                           (10,805)             (7,558)           (11,577)             (27,212)
                                    ----------          ----------           --------           ----------
                                       203,162             230,671             38,453              140,229
                                    ----------          ----------           --------           ----------
NET INVESTMENT INCOME                  425,710           2,603,672            323,488            2,109,143
                                    ----------          ----------           --------           ----------

REALIZED AND UNREALIZED
   GAIN / (LOSS)
  Net realized gain / (loss)
     on investments                  1,404,302            (493,552)            60,784               (1,822)
  Net realized gain / (loss)
     on futures contracts and
     options                                --                  --                 --                   --
                                    ----------          ----------           --------           ----------
                                     1,404,302            (493,552)            60,784               (1,822)
                                    ----------          ----------           --------           ----------

  Net change in unrealized
     appreciation /
     (depreciation) on
     investments and futures
     contracts                       2,472,404           2,515,708            255,024                   --
                                    ----------          ----------           --------           ----------

NET REALIZED AND UNREALIZED
   GAIN / (LOSS)                     3,876,706           2,022,156            315,808               (1,822)
                                    ----------          ----------           --------           ----------

NET INCREASE / (DECREASE) IN
   NET ASSETS FROM OPERATIONS       $4,302,416          $4,625,828           $639,296           $2,107,321
                                    ==========          ==========           ========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                        S&P 500 INDEX FUND                        S&P MIDCAP 400 INDEX FUND
                           --------------------------------------------  --------------------------------------------
                            FOR THE SIX MONTHS         PERIOD FROM        FOR THE SIX MONTHS         PERIOD FROM
                           ENDED MARCH 31, 2001     APRIL 3, 2000 TO     ENDED MARCH 31, 2001     APRIL 3, 2000 TO
                                (UNAUDITED)        SEPTEMBER 30, 2000         (UNAUDITED)        SEPTEMBER 30, 2000
                           ---------------------  ---------------------  ---------------------  ---------------------
OPERATIONS
  Net investment income        $    592,187           $    656,095           $    105,551           $    105,878
  Net realized gain /
     (loss) on
     investments and
     futures                     (1,284,712)              (119,647)              (598,270)               235,314
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts          (30,217,187)            (6,700,651)            (2,165,901)             1,241,113
                               ------------           ------------           ------------           ------------
                                (30,909,712)            (6,164,203)            (2,658,620)             1,582,305
                               ------------           ------------           ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (497,859)              (500,704)              (138,012)               (59,784)
  Net realized gain                      --                     --               (186,313)                    --
                               ------------           ------------           ------------           ------------
                                   (497,859)              (500,704)              (324,325)               (59,784)
                               ------------           ------------           ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        16,111,425             10,454,654              3,882,567              5,562,284
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                         --            164,731,938                     --             18,434,630
  Reinvestment of
     distribution                   497,859                500,704                324,261                 59,784
  Payments for shares
     redeemed                    (7,832,770)            (8,123,687)           (11,651,984)            (1,564,216)
                               ------------           ------------           ------------           ------------
                                  8,776,514            167,563,609             (7,445,156)            22,492,482
                               ------------           ------------           ------------           ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                (22,631,057)           160,898,702            (10,427,901)            24,015,003

NET ASSETS
  Beginning of year             160,898,702                     --             24,015,003                     --
                               ------------           ------------           ------------           ------------
  End of year                  $138,267,645           $160,898,702           $ 13,586,902           $ 24,015,003
                               ============           ============           ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $    249,719           $    155,391           $     13,633           $     46,094
                               ============           ============           ============           ============
FUND SHARE TRANSACTIONS
  Sold                            1,881,200              1,073,499                394,589                546,406
  Shares purchased in the
     formation of the
     Apex Series                         --             16,473,194                     --              1,843,463
  Reinvestment of
     distribution                    55,767                 50,020                 32,791                  5,737
  Redeemed                         (887,156)              (833,827)            (1,160,085)              (154,083)
                               ------------           ------------           ------------           ------------
    Net increase from
       fund share
       transactions               1,049,811             16,762,886               (732,705)             2,241,523
                               ============           ============           ============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                RUSSELL 2000 SMALL CAP INDEX FUND                   NASDAQ-100 INDEX FUND
                           --------------------------------------------  --------------------------------------------
                            FOR THE SIX MONTHS         PERIOD FROM        FOR THE SIX MONTHS         PERIOD FROM
                           ENDED MARCH 31, 2001   DECEMBER 29, 1999 TO   ENDED MARCH 31, 2001   DECEMBER 29, 1999 TO
                                (UNAUDITED)        SEPTEMBER 30, 2000         (UNAUDITED)        SEPTEMBER 30, 2000
                           ---------------------  ---------------------  ---------------------  ---------------------
OPERATIONS
  Net investment income        $     98,116           $     80,543           $     12,853           $     66,912
  Net realized gain /
     (loss) on
     investments and
     futures                       (210,822)                32,009             (2,389,959)                80,831
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (2,195,836)              (486,406)            (6,016,251)            (2,277,046)
                               ------------           ------------           ------------           ------------
                                 (2,308,542)              (373,854)            (8,393,357)            (2,129,303)
                               ------------           ------------           ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income             (79,095)               (58,350)               (60,268)               (34,327)
  Net realized gain                      --                     --                     --                     --
                               ------------           ------------           ------------           ------------
                                    (79,095)               (58,350)               (60,268)               (34,327)
                               ------------           ------------           ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         8,713,250             17,184,666             22,819,482             26,109,106
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series
  Reinvestment of
     distribution                    79,095                 58,350                 60,250                 34,327
  Payments for shares
     redeemed                    (3,258,169)              (922,027)           (19,086,917)           (10,887,223)
                               ------------           ------------           ------------           ------------
                                  5,534,176             16,320,989              3,792,815             15,256,210
                               ------------           ------------           ------------           ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                  3,145,839             15,888,785             (4,663,910)            13,092,580

NET ASSETS
  Beginning of year              15,888,785                     --             13,092,580                     --
                               ------------           ------------           ------------           ------------
  End of year                  $ 19,035,324           $ 15,888,785           $  8,431,770           $ 13,092,580
                               ============           ============           ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $     41,215           $     22,193           $    (14,831)          $     32,585
                               ============           ============           ============           ============
FUND SHARE TRANSACTIONS
  Sold                              878,570              1,560,294              3,452,341              2,352,386
  Shares purchased in the
     formation of the
     Apex Series
  Reinvestment of
     distribution                     8,062                  5,489                  7,810                  3,220
  Redeemed                         (326,445)               (85,219)            (2,820,130)            (1,034,029)
                               ------------           ------------           ------------           ------------
    Net increase from
       fund share
       transactions                 560,187              1,480,564                640,021              1,321,577
                               ============           ============           ============           ============

                                   EAFE
                               INTERNATIONAL          TOTAL SOCIAL
                                INDEX FUND             IMPACT FUND
                           ---------------------  ---------------------
                                PERIOD FROM            PERIOD FROM
                           DECEMBER 28, 2000 TO   DECEMBER 28, 2000 TO
                              MARCH 31, 2001         MARCH 31, 2001
                                (UNAUDITED)             (AUDITED)
                           ---------------------  ---------------------
OPERATIONS
  Net investment income        $     17,978           $     10,349
  Net realized gain /
     (loss) on
     investments and
     futures                           (359)               (26,132)
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts           (3,157,879)              (467,717)
                               ------------           ------------
                                 (3,140,260)              (483,500)
                               ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income                  --                 (4,992)
  Net realized gain                      --                     --
                               ------------           ------------
                                         --                 (4,992)
                               ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        25,445,052              4,835,021
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series
  Reinvestment of
     distribution                        --                  4,992
  Payments for shares
     redeemed                      (905,544)                    --
                               ------------           ------------
                                 24,539,508              4,840,013
                               ------------           ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                 21,399,248              4,351,521
NET ASSETS
  Beginning of year                      --                     --
                               ------------           ------------
  End of year                  $ 21,399,248           $  4,351,521
                               ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $     17,978           $      5,357
                               ============           ============
FUND SHARE TRANSACTIONS
  Sold                            2,552,892                500,289
  Shares purchased in the
     formation of the
     Apex Series
  Reinvestment of
     distribution                        --                    526
  Redeemed                         (102,916)                    --
                               ------------           ------------
    Net increase from
       fund share
       transactions               2,449,976                500,815
                               ============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        BALANCED INDEX FUND                    LEHMAN AGGREGATE BOND INDEX FUND
                           ---------------------------------------------  ------------------------------------------
                              FOR THE SIX MONTHS         PERIOD FROM       FOR THE SIX MONTHS        PERIOD FROM
                             ENDED MARCH 31, 2001     APRIL 3, 2000 TO    ENDED MARCH 31, 2001    APRIL 3, 2000 TO
                                 (UNAUDITED)         SEPTEMBER 30, 2000        (UNAUDITED)       SEPTEMBER 30, 2000
                           ------------------------  -------------------  ---------------------  -------------------
OPERATIONS
  Net investment income       $          497,507        $    543,417           $   495,994           $   489,866
  Net realized gain /
     (loss) on
     investments and
     futures                             103,410              38,730               102,182                 8,221
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts                (3,439,651)           (670,667)              509,581               212,452
                              ------------------        ------------           -----------           -----------
                                      (2,838,734)            (88,520)            1,107,757               710,539
                              ------------------        ------------           -----------           -----------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income                 (504,682)           (415,690)             (512,321)             (358,902)
  Net realized gain                      (59,089)                 --               (20,155)                   --
                              ------------------        ------------           -----------           -----------
                                        (563,771)           (415,690)             (532,476)             (358,902)
                              ------------------        ------------           -----------           -----------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                              1,019,788           3,116,510             2,313,801             1,526,247
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                              --          35,685,686                    --            15,428,869
  Reinvestment of
     distribution                        563,771             415,690               532,476               358,902
  Payments for shares
     redeemed                         (4,005,669)         (4,573,343)           (3,061,009)           (1,375,547)
                              ------------------        ------------           -----------           -----------
                                      (2,422,110)         34,644,543              (214,732)           15,938,471
                              ------------------        ------------           -----------           -----------
NET INCREASE/(DECREASE)
   IN NET ASSETS                      (5,824,615)         34,140,333               360,549            16,290,108

NET ASSETS
  Beginning of year                   34,140,333                  --            16,290,108                    --
                              ------------------        ------------           -----------           -----------
  End of year                 $       28,315,718        $ 34,140,333           $16,650,657           $16,290,108
                              ==================        ============           ===========           ===========
UNDISTRIBUTED NET
   INVESTMENT INCOME          $          120,552        $    127,727           $   114,637           $   130,964
                              ==================        ============           ===========           ===========
FUND SHARE TRANSACTIONS
  Sold                                   109,032             310,805               221,868               151,878
  Shares purchased in the
     formation of the
     Apex Series                              --           3,568,569                    --             1,542,887
  Reinvestment of
     distribution                         59,714              41,280                51,669                35,774
  Redeemed                              (424,677)           (462,008)             (294,424)             (136,635)
                              ------------------        ------------           -----------           -----------
    Net increase from
       fund share
       transactions                     (255,931)          3,458,646               (20,887)            1,593,904
                              ==================        ============           ===========           ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                          STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                           EVEREST FUND                                   BOND FUND
                           --------------------------------------------  --------------------------------------------
                            FOR THE SIX MONTHS         PERIOD FROM        FOR THE SIX MONTHS         PERIOD FROM
                           ENDED MARCH 31, 2001   DECEMBER 29, 1999 TO   ENDED MARCH 31, 2001     APRIL 3, 2000 TO
                                (UNAUDITED)        SEPTEMBER 30, 2000         (UNAUDITED)        SEPTEMBER 30, 2000
                           ---------------------  ---------------------  ---------------------  ---------------------
OPERATIONS
  Net investment income        $    425,710           $    404,655           $  2,603,672           $  2,467,087
  Net realized gain /
     (loss) on
     investments and
     futures                      1,404,302                993,726               (493,552)               121,300
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts            2,472,404              1,182,024              2,515,708               (533,633)
                               ------------           ------------           ------------           ------------
                                  4,302,416              2,580,405              4,625,828              2,054,754
                               ------------           ------------           ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (444,044)              (296,278)            (2,675,972)            (1,794,344)
  Net realized gain                 (23,420)                    --                     --                     --
                               ------------           ------------           ------------           ------------
                                   (467,464)              (296,278)            (2,675,972)            (1,794,344)
                               ------------           ------------           ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         6,574,913              4,662,421             24,101,049              3,128,659
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                         --             54,900,222                     --             70,654,226
  Reinvestment of
     distribution                   467,464                296,278              2,675,972              1,794,344
  Payments for shares
     redeemed                    (4,493,178)           (12,703,267)            (4,875,727)            (5,962,782)
                               ------------           ------------           ------------           ------------
                                  2,549,199             47,155,654             21,901,294             69,614,447
                               ------------           ------------           ------------           ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                  6,384,151             49,439,781             23,851,150             69,874,857

NET ASSETS
  Beginning of year              49,439,781                     --             69,874,857                     --
                               ------------           ------------           ------------           ------------
  End of year                  $ 55,823,932           $ 49,439,781           $ 93,726,007           $ 69,874,857
                               ============           ============           ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $     90,043           $    108,377           $    600,443           $    672,743
                               ============           ============           ============           ============
FUND SHARE TRANSACTIONS
  Sold                              604,707                489,820              2,365,280                311,765
  Shares purchased in the
     formation of the
     Apex Series                         --              5,567,974                     --              7,065,423
  Reinvestment of
     distribution                    43,085                 29,305                267,863                180,701
  Redeemed                         (409,706)            (1,270,109)              (482,157)              (600,034)
                               ------------           ------------           ------------           ------------
    Net increase from
       fund share
       transactions                 238,086              4,816,990              2,150,986              6,957,855
                               ============           ============           ============           ============

                                    SHORT-TERM GOVERNMENT FUND
                           --------------------------------------------
                            FOR THE SIX MONTHS         PERIOD FROM
                           ENDED MARCH 31, 2001     APRIL 3, 2000 TO
                                (UNAUDITED)        SEPTEMBER 30, 2000
                           ---------------------  ---------------------
OPERATIONS
  Net investment income        $    323,488           $    284,888
  Net realized gain /
     (loss) on
     investments and
     futures                         60,784                 42,250
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts              255,024                 71,937
                               ------------           ------------
                                    639,296                399,075
                               ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income            (320,953)              (211,130)
  Net realized gain                 (52,578)                    --
                               ------------           ------------
                                   (373,531)              (211,130)
                               ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                         4,485,834              1,254,252
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                         --              9,782,057
  Reinvestment of
     distribution                   373,531                211,130
  Payments for shares
     redeemed                    (1,311,999)            (1,236,603)
                               ------------           ------------
                                  3,547,366             10,010,836
                               ------------           ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                  3,813,131             10,198,781
NET ASSETS
  Beginning of year              10,198,781                     --
                               ------------           ------------
  End of year                  $ 14,011,912           $ 10,198,781
                               ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $     76,293           $     73,758
                               ============           ============
FUND SHARE TRANSACTIONS
  Sold                              434,837                124,399
  Shares purchased in the
     formation of the
     Apex Series                         --                978,206
  Reinvestment of
     distribution                    36,584                 20,990
  Redeemed                         (127,314)              (122,473)
                               ------------           ------------
    Net increase from
       fund share
       transactions                 344,107              1,001,122
                               ============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                        MONEY MARKET FUND
                           --------------------------------------------
                            FOR THE SIX MONTHS         PERIOD FROM
                           ENDED MARCH 31, 2001     JUNE 28, 2000 TO
                                (UNAUDITED)        SEPTEMBER 30, 2000
                           ---------------------  ---------------------
OPERATIONS
  Net investment income        $  2,109,143           $  1,078,591
  Net realized gain /
     (loss) on
     investments and
     futures                         (1,822)                   157
  Net change on
     unrealized
     appreciation /
     (depreciation) on
     investments and
     futures contracts                   --                     --
                               ------------           ------------
                                  2,107,321              1,078,748
                               ------------           ------------
DISTRIBUTIONS TO
   SHAREHOLDERS
  Net investment income          (2,107,321)            (1,078,591)
  Net realized gain                      --                   (157)
                               ------------           ------------
                                 (2,107,321)            (1,078,748)
                               ------------           ------------
FUND SHARE TRANSACTIONS
  Proceeds from shares
     sold                        53,021,684             21,638,403
  Proceeds from shares
     purchased in the
     formation of the
     Apex Series                         --             65,628,407
  Reinvestment of
     distribution                 2,097,087              1,078,748
  Payments for shares
     redeemed                   (36,447,127)           (23,856,499)
                               ------------           ------------
                                 18,671,644             64,489,059
                               ------------           ------------
NET INCREASE/(DECREASE)
   IN NET ASSETS                 18,671,644             64,489,059

NET ASSETS
  Beginning of year              64,489,059                     --
                               ------------           ------------
  End of year                  $ 83,160,703           $ 64,489,059
                               ============           ============
UNDISTRIBUTED NET
   INVESTMENT INCOME           $         --           $         --
                               ============           ============
FUND SHARE TRANSACTIONS
  Sold                           53,021,684             21,638,403
  Shares purchased in the
     formation of the
     Apex Series                         --             65,628,407
  Reinvestment of
     distribution                 2,097,087              1,078,748
  Redeemed                      (36,447,127)           (23,856,499)
                               ------------           ------------
    Net increase from
       fund share
       transactions              18,671,644             64,489,059
                               ============           ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 95.71%

                                                 SHARES           VALUE

                                                       ----------------
BASIC MATERIALS - 2.41%
  Air Products & Chemicals                        2,919  $      112,090
  Alcan Inc.                                      4,043         145,548
  Alcoa Inc.                                     11,011         395,845
  Allegheny Technologies                          1,023          17,810
  Archer-Daniels-Midland                          8,061         106,002
  Barrick Gold Corp.                              5,040          72,022
  Bemis Company                                     676          22,369
  Boise Cascade                                     730          22,922
  Dow Chemical                                   11,407         360,119
  Du Pont (E.I.)                                 13,277         540,374
  Eastman Chemical                                  978          48,137
  Ecolab Inc.                                     1,617          68,593
  Engelhard Corp.                                 1,626          42,048
  FMC Corp.                                         388          28,572
  Freeport-McMoRan Copper*                        1,890          24,665
  Georgia-Pacific Group                           2,860          84,084
  Great Lakes Chemical                              639          19,643
  Hercules, Inc.                                  1,367          17,757
  Homestake Mining                                3,350          17,621
  Inco, Ltd.*                                     2,312          34,287
  International Flavors & Fragrances              1,243          27,421
  International Paper                             6,127         221,062
  Louisiana Pacific                               1,326          12,743
  Mead Corp.                                      1,280          32,115
  Newmont Mining                                  2,141          34,513
  Nucor Corp.                                       990          39,669
  Pactiv Corporation*                             2,011          24,353
  Phelps Dodge                                    1,002          40,260
  Placer Dome Inc.                                4,168          36,053
  Potlatch Corp.                                    362          11,566
  PPG Industries                                  2,148          99,001
  Praxair, Inc.                                   2,019          90,148
  Rohm & Haas                                     2,796          86,145
  Sigma-Aldrich                                     982          47,013
  Temple-Inland                                     626          27,701
  USX-U.S. Steel Group                            1,129          16,585
  Vulcan Materials                                1,285          60,177
  Westvaco Corp.                                  1,281          31,039
  Weyerhaeuser Corp.                              2,789         141,653
  Willamette Industries                           1,390          63,940
  Worthington Industries                          1,091          10,146
                                                         --------------
                                                              3,333,811
                                                         --------------
CAPITAL GOODS - 8.35%
  Allied Waste Industries*                        2,505          39,278
  American Power Conversion*                      2,479          31,956
                                                 SHARES           VALUE

                                                       ----------------
CAPITAL GOODS - 8.35% (CONTINUED)
  Avery Dennison Corp.                            1,405  $       73,088
  Ball Corp.                                        360          16,513
  Boeing Company                                 10,605         590,805
  Briggs & Stratton                                 274          10,513
  Caterpillar Inc.*                               4,375         194,163
  Cooper Industries                               1,187          39,705
  Crane Company                                     769          20,032
  Cummins Engine                                    528          19,821
  Danaher Corp.                                   1,805          98,481
  Deere & Co.*                                    2,987         108,548
  Dover Corp.                                     2,585          92,646
  Eaton Corp.                                       891          61,034
  Emerson Electric                                5,438         337,156
  Fluor Corp.                                       963          42,854
  General Dynamics                                2,536         159,109
  General Electric                              126,034       5,275,843
  Goodrich (B.F.)                                 1,296          49,728
  Honeywell International                        10,152         414,202
  Illinois Tool Works                             3,846         218,607
  Ingersoll-Rand                                  2,043          81,128
  ITT Industries, Inc.                            1,119          43,361
  Jabil Circuit*                                  2,250          48,645
  Johnson Controls                                1,092          68,206
  Lockheed Martin Corp.                           5,484         195,505
  McDermott International                           770           9,741
  Millipore Corp.                                   589          27,247
  Minnesota Mining & Manufacturing                5,021         521,682
  Molex Inc.                                      2,489          87,815
  National Service Ind.                             519          12,171
  Navistar International*                           753          17,168
  Northrop Grumman Corp.                            913          79,431
  PACCAR Inc.                                       974          43,647
  Pall Corp.                                      1,567          34,349
  Parker-Hannifin                                 1,482          58,865
  Pitney-Bowes                                    3,210         111,548
  Power-One Inc.*                                   999          14,476
  Rockwell International                          2,336          84,914
  Sanmina Corp.*                                  3,852          75,355
  Sealed Air Corp.*                               1,064          35,463
  Solectron Corp.*                                8,212         156,110
  Symbol Technologies                             1,863          65,019
  Textron Inc.                                    1,811         102,937
  Thermo Electron*                                2,292          51,524
  Thomas & Betts                                    738          12,812
  Timken Co.                                        764          11,957
  Tyco International                             22,266         962,559
  United Technologies                             5,963         437,088
  Waste Management                                7,913         195,451
                                                         --------------
                                                             11,540,256
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
COMMUNICATIONS SERVICES - 5.86%
  ALLTEL Corp.                                    3,980  $      208,791
  AT&T Corp.                                     47,784       1,017,799
  BellSouth                                      23,782         973,159
  CenturyTel, Inc.                                1,790          51,463
  Citizens Communications*                        3,262          41,264
  Global Crossing*                               11,275         152,100
  NEXTEL Communications*                          9,699         139,423
  Qwest Communications International*            21,083         738,959
  SBC Communications Inc.                        43,094       1,923,285
  Sprint Corp. FON Group                         11,258         247,563
  Sprint Corp. PCS Group*                        11,868         225,492
  Verizon Communications                         34,362       1,694,047
  WorldCom Inc.*                                 36,653         684,953
                                                         --------------
                                                              8,098,298
                                                         --------------
CONSUMER CYCLICALS - 8.27%
  American Greetings Class A                        809           8,575
  AutoZone Inc.*                                  1,622          45,448
  Bed Bath & Beyond*                              3,603          88,499
  Best Buy Co., Inc.*                             2,642          95,006
  Black & Decker Corp.                            1,034          38,000
  Block H&R                                       1,165          58,320
  Brunswick Corp.                                 1,112          21,829
  Carnival Corp.                                  7,441         205,892
  Cendant Corporation                             9,980         145,608
  Centex Corp.                                      751          31,279
  Cintas Corporation*                             2,218          87,434
  Circuit City Group                              2,615          27,719
  Consolidated Stores                             1,419          14,261
  Convergys Corp.                                 1,963          70,805
  Cooper Tire & Rubber                              924          10,487
  Costco Wholesale Corp.                          5,694         223,490
  Dana Corp.                                      1,881          32,316
  Delphi Automotive System                        7,127         100,990
  Dillard Inc.                                    1,172          25,714
  Dollar General                                  4,194          85,725
  Dow Jones & Co.                                 1,114          58,318
  Federated Dept. Stores*                         2,571         106,825
  Ford Motor                                     23,579         663,041
  Gannett Co.                                     3,356         200,420
  Gap (The)                                      10,818         256,603
  General Motors                                  6,972         361,498
  Genuine Parts                                   2,203          57,080
  Goodyear Tire & Rubber                          2,005          47,819
  Harcourt General Inc.                             931          51,829
  Harley-Davidson                                 3,858         146,411
  Harrah's Entertainment*                         1,486          43,733
  Hasbro Inc.                                     2,194          28,303
  Hilton Hotels                                   4,690          49,011
  Home Depot                                     29,484       1,270,760
                                                 SHARES           VALUE

                                                       ----------------
CONSUMER CYCLICALS - 8.27% (CONTINUED)
  IMS Health Inc.                                 3,737  $       93,051
  Interpublic Group                               3,917         134,549
  K mart*                                         6,153          57,838
  KB Home                                           545          17,789
  Knight-Ridder Inc.                                933          50,111
  Kohl's Corp.*                                   4,222         260,455
  Leggett & Platt                                 2,498          48,037
  Limited, Inc.                                   5,417          85,155
  Liz Claiborne, Inc.                               659          31,006
  Lowe's Cos.                                     4,874         284,885
  Marriott International                          3,055         125,805
  Masco Corp.                                     5,682         137,163
  Mattel, Inc.                                    5,433          96,381
  May Dept. Stores                                3,790         134,469
  Maytag Corp.                                      979          31,573
  McGraw-Hill                                     2,487         148,350
  Meredith Corp.                                    637          22,238
  New York Times Class A                          2,070          84,808
  NIKE Inc.                                       3,438         139,411
  Nordstrom                                       1,641          26,715
  Office Depot*                                   3,793          33,189
  Omnicom Group                                   2,254         186,812
  Penney (J.C.)                                   3,336          53,343
  Pulte Corp.                                       518          20,932
  RadioShack Corp.                                2,365          86,772
  Reebok International*                             728          18,098
  Sears, Roebuck & Co.                            4,255         150,074
  Sherwin-Williams                                2,044          52,081
  Snap-On Inc.                                      740          21,549
  Stanley Works                                   1,094          36,047
  Staples Inc.*                                   5,781          85,992
  Starwood Hotels & Resorts                       2,458          83,597
  Target Corp.                                   11,404         411,456
  Tiffany & Co.                                   1,856          50,576
  TJX Companies Inc.                              3,580         114,560
  Toys R Us Hldg. Cos.*                           2,509          62,976
  Tribune Co.                                     3,848         156,768
  TRW Inc.                                        1,583          53,822
  V.F. Corp.                                      1,447          50,645
  Visteon Corp.                                   1,666          25,057
  Wal-Mart Stores                                56,865       2,871,683
  Whirlpool Corp.                                   847          42,342
                                                         --------------
                                                             11,437,208
                                                         --------------
CONSUMER STAPLES - 12.38%
  Alberto-Culver                                    710          28,159
  Albertson's                                     5,204         165,591
  Anheuser-Busch                                 11,484         527,460
  AOL Time Warner Inc.*                          55,090       2,211,864

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
CONSUMER STAPLES - 12.38% (CONTINUED)
  Avon Products                                   3,029  $      121,130
  Brown Foreman Class B                             872          54,020
  Campbell Soup                                   5,360         160,103
  Cardinal Health, Inc.                           3,471         335,819
  Clear Channel Commununications                  7,444         405,326
  Clorox Co.                                      2,998          94,287
  Coca Cola Co.                                  31,570       1,425,701
  Coca-Cola Enterprises*                          5,319          94,572
  Colgate-Palmolive                               7,285         402,569
  Comcast Class A                                11,952         501,237
  ConAgra Foods Inc.*                             6,790         123,850
  Coors (Adolph)                                    469          30,691
  CVS Corp.*                                      4,987         291,690
  Darden Restaurants                              1,519          36,076
  Deluxe Corp.                                      924          21,871
  Donnelley (R.R.) & Sons                         1,554          40,746
  Fortune Brands, Inc.                            1,969          67,734
  General Mills                                   3,597         154,707
  Gillette Co.                                   13,409         417,959
  Heinz (H.J.)                                    4,415         177,483
  Hershey Foods                                   1,733         120,132
  Kellogg Co.                                     5,163         139,556
  Kimberly-Clark                                  6,797         461,041
  Kroger Co.*                                    10,410         268,474
  Longs Drug Stores                                 475          14,041
  McDonald's Corp.                               16,693         443,199
  McKesson HBOC Inc.                              3,615          96,701
  Newell Rubbermaid Inc.                          3,393          89,915
  PepsiCo Inc.                                   18,378         807,713
  Philip Morris                                  28,308       1,343,215
  Procter & Gamble                               16,533       1,034,966
  Quaker Oats                                     1,668         161,879
  Ralston-Ralston Purina                          3,908         121,734
  Robert Half International*                      2,261          50,533
  Safeway Inc.*                                   6,379         351,802
  Sara Lee Corp.                                 10,519         227,000
  Starbucks Corp.*                                2,381         101,044
  Supervalu Inc.                                  1,684          22,448
  Sysco Corp.                                     8,598         227,933
  TRICON Global Restaurant*                       1,862          71,110
  Tupperware Corp.                                  734          17,513
  Unilever N.V.                                   7,276         383,009
  Univision Communications*                       2,717         103,681
  UST Inc.                                        2,073          62,294
  Viacom Inc. Class B*                           22,799       1,002,472
  Walgreen Co.                                   12,896         526,157
  Walt Disney Co.                                26,458         756,699
  Wendy's International                           1,447          32,297
  Winn-Dixie                                      1,776          50,385
                                                 SHARES           VALUE

                                                       ----------------
CONSUMER STAPLES - 12.38% (CONTINUED)
  Wrigley (Wm) Jr.                                2,874  $      138,671
                                                         --------------
                                                             17,118,259
                                                         --------------
ENERGY - 6.55%
  Amerada Hess                                    1,127          88,041
  Anadarko Petroleum                              3,167         198,824
  Apache Corp.                                    1,571          90,505
  Ashland Inc.                                      889          34,138
  Baker Hughes                                    4,227         153,482
  Burlington Resources                            2,741         122,660
  Chevron Corp.                                   8,171         717,414
  Conoco Inc. Class B                             7,934         224,136
  Devon Energy Corp.                              1,634          95,099
  EOG Resources                                   1,487          61,309
  Exxon Mobil Corp.*                             44,254       3,584,574
  Halliburton Co.                                 5,632         206,976
  Kerr-McGee                                      1,201          77,945
  Nabors Industries*                              1,870          96,941
  Noble Drilling Corp.*                           1,756          81,057
  Occidental Petroleum                            4,702         116,375
  Phillips Petroleum                              3,249         178,857
  Rowan Cos.*                                     1,201          33,028
  Royal Dutch Petroleum                          27,156       1,505,529
  Schlumberger Ltd.                               7,289         419,919
  Sunoco Inc.                                     1,081          35,057
  Texaco Inc.                                     7,004         465,066
  Tosco Corp.                                     1,842          78,764
  Transocean Sedco Forex                          4,063         176,131
  Unocal Corp.                                    3,092         106,890
  USX-Marathon Group                              3,952         106,506
                                                         --------------
                                                              9,055,223
                                                         --------------
FINANCIAL - 16.89%
  AFLAC Inc.                                      6,752         185,950
  Allstate Corp.                                  9,310         390,461
  Ambac Financial Group                           1,340          84,996
  American Express                               16,932         699,292
  American General                                6,400         244,800
  American International Group                   29,634       2,385,537
  AmSouth Bancorporation                          4,778          80,318
  Aon Corp.                                       3,260         115,730
  Bank of America Corp.                          20,720       1,134,420
  Bank of New York                                9,426         464,136
  Bank One Corp.                                 14,728         532,859
  BB&T Corporation                                5,048         177,538
  Bear Stearns Cos.                               1,359          62,161
  Capital One Financial                           2,506         139,083
  Charles Schwab                                 17,615         271,623
  Charter One Financial*                          2,646          74,882
  Chubb Corp.                                     2,225         161,179

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
FINANCIAL - 16.89% (CONTINUED)
  Cincinnati Financial                            2,048  $       77,696
  CIT Group Inc.                                  3,334          96,286
  Citigroup Inc.*                                63,878       2,873,232
  Comerica Inc.                                   2,265         139,298
  Conseco Inc.                                    4,141          66,670
  Countrywide Credit Industries                   1,454          71,755
  Fannie Mae*                                    12,824       1,020,790
  Federal Home Loan Mortgage                      8,849         573,681
  Fifth Third Bancorp                             5,880         314,213
  First Union Corp.*                             12,471         411,543
  FleetBoston Financial                          13,784         520,346
  Franklin Resources Inc                          3,100         121,241
  Golden West Financial                           2,014         130,709
  Hartford Financial Svc.                         3,006         177,354
  Household International                         5,994         355,085
  Huntington Bancshares                           3,193          45,500
  J.P. Morgan Chase & Co.                        24,216       1,087,298
  Jefferson-Pilot                                 1,312          89,072
  KeyCorp                                         5,421         139,862
  Lehman Brothers Holdings                        3,184         199,637
  Lincoln National                                2,438         103,542
  Loews Corp.                                     2,510         149,119
  Marsh & McLennan                                3,501         332,700
  MBIA Inc.                                       1,252         101,011
  MBNA Corp.                                     10,844         358,936
  Mellon Financial Corp.                          6,213         251,751
  Merrill Lynch                                  10,313         571,340
  MetLife Inc.                                    9,733         292,477
  MGIC Investment                                 1,359          92,983
  Moody's Corp.                                   2,068          56,994
  Morgan Stanley,Dean Witter                     14,267         763,285
  National City Corp.                             7,745         207,179
  Northern Trust Corp.                            2,823         176,438
  Old Kent Financial Corp.                        1,763          66,994
  PNC Financial Services                          3,678         249,185
  Progressive Corp.                                 934          90,645
  Providian Financial Corp                        3,639         178,493
  Regions Financial Corp.                         3,173          90,232
  SAFECO Corp.                                    1,624          45,777
  SouthTrust Corp.                                2,142          97,997
  St. Paul Cos.                                   2,771         122,063
  State Street Corp.                              2,055         191,937
  Stilwell Financial                              2,831          75,927
  SunTrust Banks                                  3,771         244,361
  Synovus Financial                               3,619          97,713
  T.Rowe Price Associates                         1,544          48,347
  Torchmark Corp.                                 1,607          62,400
  U.S. Bancorp                                   24,514         568,725
  Union Planters                                  1,715          66,010
  UNUMProvident Corp.                             3,066          89,589
                                                 SHARES           VALUE

                                                       ----------------
FINANCIAL - 16.89% (CONTINUED)
  USA Education Inc.                              2,089  $      151,766
  Wachovia Corp.                                  2,666         160,627
  Washington Mutual, Inc.                         7,364         403,179
  Wells Fargo & Co.                              21,759       1,076,418
                                                         --------------
                                                             23,352,373
                                                         --------------
HEALTH CARE - 12.86%
  Abbott Labs                                    19,691         929,218
  Aetna Inc.*                                     1,799          64,620
  Allergan, Inc.                                  1,673         124,053
  ALZA Corp. Class A*                             3,013         122,027
  American Home Products                         16,684         980,185
  Amgen*                                         13,248         797,364
  Applera Corp.                                   2,678          74,315
  Bard (C.R.) Inc.                                  646          29,328
  Bausch & Lomb                                     679          31,003
  Baxter International Inc                        3,745         352,554
  Becton, Dickinson                               3,223         113,836
  Biogen, Inc.*                                   1,882         119,154
  Biomet, Inc.                                    2,269          89,377
  Boston Scientific*                              5,159         104,109
  Bristol-Myers Squibb                           24,893       1,478,644
  Chiron Corp.                                    2,438         106,967
  CIGNA Corp.                                     1,954         209,781
  Forest Laboratories*                            2,230         132,105
  Guidant Corp.*                                  3,917         176,226
  HCA-The Healthcare Co.                          7,033         283,219
  Healthsouth Corp.*                              4,918          63,393
  Humana Inc.*                                    2,153          22,563
  Johnson & Johnson                              17,696       1,547,869
  King Pharmaceuticals*                           2,149          87,572
  Lilly (Eli) & Co.                              14,351       1,100,148
  Manor Care Inc*                                 1,304          26,602
  MedImmune Inc.*                                 2,682          96,217
  Medtronic Inc.                                 15,296         699,639
  Merck & Co.                                    29,359       2,228,348
  Pfizer, Inc.                                   80,247       3,286,162
  Pharmacia Corp.                                16,418         826,975
  Quintiles Transnational*                        1,467          27,690
  Schering-Plough                                18,613         679,933
  St Jude Medical*                                1,081          58,212
  Stryker Corp.                                   2,966         154,974
  Tenet Healthcare Corp.*                         4,036         177,584
  United Health Group Inc.                        4,059         240,536
  Watson Pharmaceuticals*                         1,308          68,801
  WellPoint Health Network*                         796          75,867
                                                         --------------
                                                             17,787,170
                                                         --------------
TECHNOLOGY - 17.42%
  Adaptec, Inc.*                                  1,257          10,901

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   S&P 500 INDEX FUND                                 SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
TECHNOLOGY - 17.42% (CONTINUED)
  ADC Telecommunications*                         9,828  $       83,538
  Adobe Systems                                   3,060         107,008
  Advanced Micro Devices*                         3,989         105,868
  Agilent Technologies*                           5,767         177,220
  Altera Corp.*                                   5,047         108,195
  Analog Devices*                                 4,552         164,964
  Andrew Corp.*                                   1,032          14,835
  Apple Computer*                                 4,404          97,196
  Applied Materials*                             10,326         449,181
  Applied Micro Circuits*                         3,885          64,103
  Autodesk, Inc.                                    733          22,402
  Automatic Data Processing                       8,035         436,943
  Avaya Inc.*                                     3,543          46,059
  BMC Software*                                   3,125          67,188
  Broadcom Corporation*                           3,108          89,821
  BroadVision Inc.*                               3,426          18,308
  Cabletron Systems*                              2,346          30,263
  Cisco Systems                                  92,564       1,463,668
  Citrix Systems                                  2,358          49,813
  COMPAQ Computer*                               21,482         390,972
  Computer Associates International*              7,391         201,035
  Computer Sciences Corp.*                        2,144          69,358
  Compuware Corp.                                 4,649          45,328
  Comverse Technology*                            2,096         123,433
  Concord EFS Inc.                                2,764         111,769
  Conexant Systems                                2,899          25,910
  Corning Inc.*                                  11,709         242,259
  Dell Computer                                  32,933         845,966
  Eastman Kodak                                   3,822         152,460
  Electronic Data Systems                         5,952         332,479
  EMC Corp.                                      27,855         818,937
  Equifax Inc.                                    1,802          56,313
  Fiserv Inc.                                     1,600          71,575
  First Data                                      5,029         300,282
  Gateway, Inc.*                                  4,116          69,190
  Grainger (W.W.) Inc.                            1,196          40,485
  Hewlett-Packard                                24,574         768,429
  Intel Corp.                                    85,601       2,252,376
  International Business Machines                22,335       2,148,180
  Intuit, Inc.*                                   2,626          72,872
  JDS Uniphase Corp.*                            16,636         306,726
  KLA-Tencor Corp.*                               2,368          93,240
  Lexmark International Inc.*                     1,618          73,651
  Linear Technology Corp.                         4,032         165,564
  LSI Logic*                                      4,065          63,942
  Lucent Technologies                            43,302         431,721
  Maxim Integrated Products*                      3,618         150,473
  Mercury Interactive*                            1,029          43,089
  Micron Technology*                              7,550         313,552
  Microsoft Corp.*                               67,886       3,712,546
                                                 SHARES           VALUE

                                                       ----------------
TECHNOLOGY - 17.42% (CONTINUED)
  Motorola Inc.                                  27,809  $      396,556
  National Semiconductor*                         2,273          60,803
  NCR Corp.*                                      1,227          47,890
  Network Appliance*                              4,023          67,637
  Nortel Networks Holding Co.                    40,522         569,334
  Novell Inc.*                                    4,038          20,190
  Novellus Systems*                               1,672          67,821
  Oracle Corp.*                                  71,048       1,064,299
  Palm Inc.*                                      7,200          60,525
  Parametric Technology*                          3,379          30,622
  Paychex Inc.                                    4,739         175,639
  PeopleSoft Inc.*                                3,633          85,148
  PerkinElmer, Inc.                                 635          33,306
  QLogic Corp.*                                   1,165          26,213
  QUALCOMM Inc.*                                  9,518         538,957
  Raytheon Co. - Class B                          4,327         127,127
  Sabre Holdings Corporation*                     1,645          75,950
  Sapient Corp.*                                  1,544          11,098
  Scientific-Atlanta                              2,051          85,301
  Siebel Systems, Inc.*                           5,468         148,730
  Sun Microsystems*                              40,993         630,062
  Tektronix Inc.*                                 1,204          32,857
  Tellabs, Inc.*                                  5,226         212,633
  Teradyne, Inc.*                                 2,221          73,293
  Texas Instruments                              22,024         682,304
  Unisys Corp.*                                   3,984          55,776
  Veritas Software*                               5,200         240,448
  Vitesse Semiconductor*                          2,417          57,555
  Xerox Corp.                                     8,496          50,891
  Xilinx Inc.*                                    4,197         147,420
  Yahoo! Inc.*                                    7,109         111,967
                                                         --------------
                                                             24,089,938
                                                         --------------
TRANSPORTATION - 0.73%
  AMR Corp.*                                      1,918          67,360
  Burlington Northern Santa                       5,026         152,690
  CSX Corp.                                       2,762          93,079
  Delta Air Lines                                 1,565          61,818
  FedEx Corporation                               3,771         157,175
  Norfolk Southern Corp.                          4,883          81,741
  Ryder System                                      761          13,690
  Southwest Airlines                              9,583         170,098
  Union Pacific                                   3,154         177,413
  USAirways Group Inc.*                             853          30,239
                                                         --------------
                                                              1,005,303
                                                         --------------
UTILITIES - 3.99%
  AES Corp.*                                      6,797         339,578
  Allegheny Energy Inc.                           1,406          65,042
  Ameren Corp.                                    1,746          71,499

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                 S&P 500 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
UTILITIES - 3.99% (CONTINUED)
  American Electric Power                         4,099  $      192,670
  Calpine Corp.                                   3,586         197,481
  CINergy Corp.*                                  2,023          67,872
  CMS Energy                                      1,538          45,509
  Consolidated Edison Holdings*                   2,698         100,096
  Constellation Energy Group*                     1,916          84,496
  Dominion Resources                              3,043         196,182
  DTE Energy Co.                                  1,815          72,237
  Duke Energy                                     9,752         416,800
  Dynegy Inc.*                                    4,114         209,855
  Edison International                            4,147          52,418
  El Paso Corp.                                   6,326         413,088
  Enron Corp.                                     9,504         552,182
  Entergy Corp.                                   2,838         107,844
  Exelon Corp.                                    4,054         265,942
  FirstEnergy Corp.                               2,870          80,130
  FPL Group                                       2,252         138,048
  GPU Inc.                                        1,544          50,165
  KeySpan                                         1,714          65,355
  Kinder Morgan, Inc.                             1,457          77,512
  Niagara Mohawk Holdings Inc*                    2,040          34,476
  NICOR Inc.                                        581          21,654
  NiSource Inc.                                   2,594          80,725
  ONEOK Inc.                                        371          15,170
  Peoples Energy                                    448          17,414
  PG&E Corp.                                      4,928          61,354
  Pinnacle West Capital                           1,078          49,448
  PPL Corporation                                 1,845          81,106
  Progress Energy, Inc.                           2,632         113,360
  Public Service Enterprise                       2,730         117,827
  Reliant Energy                                  3,752         169,778
                                                 SHARES           VALUE

                                                       ----------------
UTILITIES - 3.99% (CONTINUED)
  Sempra Energy                                   2,603  $       60,598
  Southern Co.                                    8,605         301,949
  TXU Corp.                                       3,286         135,778
  Williams Cos.                                   6,179         264,770
  Xcel Energy Inc.                                4,336         130,557
                                                         --------------
                                                              5,517,965
                                                         --------------
    Total Common Stocks
       (cost $169,218,361)                                  132,335,804
                                                         --------------
UNIT INVESTMENT TRUST - 0.42%
  S&P 500 Depositary receipts                     4,946         577,149
                                                         --------------
    Total Unit Investment Trust
       (cost $576,505)                                          577,149
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - 0.65%
VARIABLE RATE DEMAND NOTES(1) - 0.56%
  Firstar Bank (4.805% due 12/31/31)      $     776,215         776,215
                                                         --------------
U.S. TREASURY BILL - 0.09%
  (5.350% due 06/14/01)                         130,000         128,865
                                                         --------------
      Total Short-Term Investments
         (cost $905,080)                                        905,080
                                                         --------------
TOTAL INVESTMENTS - 96.78%
   (cost $170,699,946)(2)                                   133,818,033
                                                         --------------
OTHER ASSETS AND LIABILITIES - 3.22%                          4,449,612
                                                         --------------
TOTAL NET ASSETS - 100%                                  $  138,267,645
                                                         ==============

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $12,002,916 and ($48,884,829), respectively.
(3) Securities and other assets with an aggregate value of $876,900 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2001:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
S&P 500 Index (06/01)                           3       $(35,925)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                        SUMMIT MUTUAL FUNDS, INC - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMONS STOCKS - 91.50%

                                                 SHARES           VALUE

                                                       ----------------
BASIC MATERIALS - 4.05%
  AGL Resources Ltd.                                875  $       19,171
  Airgas Inc.*                                    1,098           8,652
  AK Steel Holding Corp.                          1,769          17,778
  Albemarle Corp.                                   742          16,658
  Bowater Inc.                                      809          38,347
  Cabot Corp.                                     1,070          33,705
  Carpenter Technology                              356           9,986
  Crompton Corp.                                  1,817          20,350
  Cytec Industries*                                 651          20,845
  Ferro Corp.                                       554          11,263
  Fuller (H.B.) Co.                                 227           9,562
  IMC Global Inc.                                 1,861          22,890
  Longview Fibre                                    829          10,777
  Lubrizol Corp.                                    839          25,422
  Lyondell Chemical Co.                           1,897          27,260
  Martin Marietta Materials                         754          32,196
  MAXXAM Inc.*                                      110           1,430
  Minerals Technologies                             328          11,464
  Olin Corp.                                        709          14,457
  P.H. Glatfelter Co.                               684           8,714
  Rayonier Inc.                                     438          18,089
  RPM Inc.                                        1,648          16,810
  Schulman (A.), Inc.                               470           5,611
  Solutia Inc.                                    1,669          20,362
  Sonoco Products                                 1,608          34,572
  The Timber Co.                                  1,299          37,281
  UCAR International*                               730           8,468
  Universal Corp.                                   438          17,270
  Valspar Corp.                                     687          19,710
  Wausau-Mosinee Paper                              827          10,751
                                                         --------------
                                                                549,851
                                                         --------------
CAPITAL GOODS - 6.26%
  AGCO Corp.                                        962           9,235
  Albany International*                             496           9,126
  American Standard Cos.*                         1,120          66,150
  Ametek, Inc.                                      519          14,324
  Carlisle Companies                                488          15,919
  Diebold, Inc.                                   1,154          31,689
  Donaldson Co.                                     716          19,110
  Dycom Industries*                                 681           8,785
  Federal Signal                                    731          14,276
  Flowserve Corp.*                                  604          13,554
  Granite Construction                              440          14,951
  Harsco Corp.                                      645          15,809
  Hillenbrand Industries                          1,007          48,628
  HON Industries                                    971          22,304
  Hubbell Inc.                                      960          22,368
                                                 SHARES           VALUE

                                                       ----------------
CAPITAL GOODS - 6.26% (CONTINUED)
  Jacobs Engineering Group*                         427  $       24,766
  Kaydon Corp.                                      482          13,004
  KEMET Corp.*                                    1,412          23,919
  Kennametal Inc.                                   492          13,530
  MasTec Inc.*                                      768          10,376
  Miller (Herman)                                 1,237          28,606
  Newport News Shipbuilding                         569          27,824
  Nordson Corporation                               524          13,624
  Pentair Corp.                                     788          20,078
  Plexus Corp.*                                     666          17,066
  Precision Castparts                               827          27,332
  Quanta Services*                                  921          20,557
  Reynolds & Reynolds                             1,480          28,490
  Ryerson Tull, Inc.                                399           4,010
  SCI Systems Inc.*                               2,356          42,879
  Sensormatic Electronics*                        1,267          24,073
  Sequa Corp.*                                      168           6,552
  SPX Corp.*                                        491          44,563
  Stewart & Stevenson Services                      453           9,853
  Tecumseh Products Co.                             304          14,706
  Teleflex                                          618          25,307
  Trinity Industries                                594          11,583
  Vishay Intertechnology*                         2,228          44,337
  Wallace Computer Services                         652          10,595
  York International                                613          16,968
                                                         --------------
                                                                850,826
                                                         --------------
COMMUNICATIONS SERVICES - 1.36%
  BroadWing Inc.*                                 3,489          66,814
  Powerwave Technologies*                         1,019          13,884
  Price Communications*                             896          15,420
  Telephone & Data Systems                          948          88,638
                                                         --------------
                                                                184,756
                                                         --------------
CONSUMER CYCLICALS - 13.48%
  Abercrombie & Fitch Co.*                        1,592          52,058
  Acxiom Corp.*                                   1,447          30,206
  American Eagle Outfitters*                      1,123          32,286
  Apollo Group*                                   1,853          60,802
  ArvinMeritor Inc.                               1,059          14,540
  Bandag Inc.                                       333           8,918
  Barnes & Noble*                                 1,042          24,904
  Belo Corp.                                      1,833          30,190
  BJ's Wholesale Club*                            1,169          55,937
  Blyth Inc.                                        762          17,564
  Borders Group*                                  1,274          21,441
  Borg-Warner Automotive                            423          16,950
  Callaway Golf Co.                               1,201          26,674
  Catalina Marketing*                               896          29,183
  CDW Computer Centers*                           1,407          43,617
  ChoicePoint Inc.*                                 985          33,293
  Claire's Stores                                   792          14,018

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
CONSUMER CYCLICALS - 13.48% (CONTINUED)
  Clayton Homes                                   2,227  $       26,835
  Covanta Energy Corp.*                             805          13,524
  DeVRY Inc.*                                     1,125          33,806
  Dollar Tree Stores*                             1,740          33,522
  Dun & Bradstreet Corp.*                         1,294          30,487
  Family Dollar Stores                            2,762          70,983
  Fastenal Company                                  612          33,354
  Furniture Brands International*                   800          18,960
  Galileo International                           1,435          31,427
  Gentex Corp.*                                   1,196          27,658
  GTECH Holdings Corp.*                             549          14,960
  Harte-Hanks, Inc.                               1,083          24,497
  Houghton Mifflin                                  465          21,395
  International Game Technology*                  1,183          59,564
  International Speedway                            858          31,800
  Jones Apparel Group*                            1,924          72,727
  Lancaster Colony                                  609          17,699
  Lands' End*                                       471          12,929
  Lear Corporation*                               1,026          30,062
  Lee Enterprises                                   704          21,437
  Lennar Corp.                                    1,017          40,538
  Mandalay Resort Group*                          1,230          24,563
  Media General                                     368          16,965
  Modine Mfg.                                       478          12,309
  Mohawk Industries*                                845          23,728
  NCH Corp.                                          86           4,095
  NCO Group Inc.*                                   413          10,557
  Neiman-Marcus*                                    767          25,004
  Park Place Entertainment*                       4,805          49,251
  Payless ShoeSource Inc.*                          353          21,974
  Pittston Brink's Group                            834          18,098
  Readers Digest Assoc.                           1,665          45,754
  Rollins, Inc.                                     485           9,361
  Ross Stores                                     1,310          24,563
  Saks Incorporated*                              2,295          29,835
  Scholastic Corp.*                                 562          20,267
  Six Flags Inc.*                                 1,271          24,594
  Sotheby's Holdings*                               953          17,507
  Superior Industries                               417          14,416
  Sylvan Learning Systems*                          603          12,437
  Tech Data Corp.*                                  866          25,547
  True North Communications                         810          30,578
  Unifi, Inc.*                                      866           6,140
  United Rentals*                                 1,136          18,551
  USG Corp.                                         700          10,696
  Viad Corp.                                      1,488          35,459
  Washington Post                                   152          87,856
  Westpoint Stevens                                 801           7,209
  Williams-Sonoma Inc.*                             916          24,045
                                                         --------------
                                                              1,832,104
                                                         --------------
                                                 SHARES           VALUE

                                                       ----------------
CONSUMER STAPLES - 7.80%
  AmeriSource Health*                               848  $       41,594
  Banta Corp.                                       396           9,603
  Bergen Brunswig                                 2,186          36,288
  BISYS Group*                                      924          49,376
  Bob Evans Farms                                   561           9,958
  Brinker International*                          1,604          44,768
  Carter-Wallace                                    730          18,184
  CBRL Group, Inc.                                  899          16,351
  Chris-Craft Industries*                           564          35,673
  Church & Dwight                                   623          13,538
  Dean Foods                                        574          19,436
  Dial Corp.                                      1,531          19,138
  Dole Foods                                        901          14,488
  Dreyer's Grand Ice Cream                          455          11,802
  Emmis Communications*                             757          19,162
  Energizer Holdings Inc.*                        1,479          36,975
  Entercom Communications*                          732          28,768
  Hispanic Broadcasting*                          1,757          33,559
  Hormel Foods Corp.                              2,236          43,557
  IBP, Inc.                                       1,705          27,962
  Interstate Bakeries                               813          12,423
  Kelly Services                                    582          13,724
  Korn/Ferry International*                         605          10,146
  Lance, Inc.                                       466           5,243
  Lone Star Steakhouse                              402           3,731
  Manpower Inc.                                   1,221          35,165
  McCormick & Co.                                 1,106          46,441
  Modis Professional Services*                    1,556           7,158
  Outback Steakhouse*                             1,246          31,723
  Papa John's International*                        371           8,834
  PepsiAmericas, Inc.                             2,570          40,092
  Perrigo Co.*                                    1,181          11,662
  RJ Reynolds Tobacco Holdings                    1,645          92,285
  Ruddick Corp.                                     748          10,248
  Sensient Technologies                             787          17,928
  Smucker (J.M.)                                    392          10,270
  Suiza Foods Corp.*                                438          21,063
  Tootsie Roll                                      795          36,711
  Tyson Foods                                     3,604          48,546
  Valassis Communication*                           865          25,085
  Westwood One, Inc.*                             1,767          40,676
                                                         --------------
                                                              1,059,334
                                                         --------------
ENERGY - 7.14%
  BJ Services*                                    1,324          94,269
  Cooper Cameron Corp.*                             871          47,034
  ENSCO International                             2,234          78,190
  Equitable Resources                               502          34,638
  Global Marine*                                  2,843          72,781
  Grant Prideco*                                  1,750          30,100
  Hanover Compressor Holding Co*                    953          30,210
  Helmerich & Payne                                 808          37,410

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                        SUMMIT MUTUAL FUNDS, INC - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
ENERGY - 7.14% (CONTINUED)
  Marine Drilling Co.*                              915  $       24,385
  Murphy Oil                                        726          48,337
  National-Oilwell Inc.*                          1,300          45,019
  Noble Affiliates                                  902          37,640
  Ocean Energy Inc.                               2,701          44,702
  Pennzoil-Quaker State                           1,269          17,766
  Pioneer Natural Resources*                      1,588          24,932
  Smith International*                              816          57,283
  Tidewater Inc.                                    903          40,816
  Ultramar Diamond Shamrock                       1,402          50,724
  Valero Energy                                     985          34,968
  Varco International*                            1,523          31,450
  Weatherford International*                      1,776          87,646
                                                         --------------
                                                                970,300
                                                         --------------
FINANCIAL - 14.73%
  Allmerica Financial                               856          44,418
  American Financial Group                        1,069          25,763
  Associated Banc-Corp                            1,078          35,844
  Astoria Financial                                 806          43,071
  Banknorth Group Inc.                            2,343          46,567
  City National Corp.                               771          29,614
  Compass Bancshares                              1,950          41,681
  Dime Bancorp Inc.                               1,749          57,280
  E*Trade Group*                                  5,132          35,821
  Edwards (A.G.), Inc.                            1,295          47,915
  Everest Re Group                                  740          49,225
  First Tennessee National                        2,077          64,179
  First Virginia Banks                              743          32,224
  FirstMerit Corp.                                1,418          36,868
  Gallagher (Arthur J.)                           1,269          35,151
  Greater Bay Bancorp                               682          17,178
  Greenpoint Financial Corp.                      1,631          53,171
  Hibernia Corp.                                  2,558          35,735
  Horace Mann Educators                             654          11,576
  IndyMac Bancorp*                                1,013          29,114
  Investors Financial Services                      485          28,433
  LaBranche & Co.*                                  906          29,137
  Legg Mason                                      1,005          42,311
  Leucadia National Corp.                           892          28,696
  M&T Bank Corp.                                  1,562         109,184
  Marshall & Ilsley Corp.                         1,659          87,612
  Mercantile Bankshares                           1,129          41,773
  National Commerce Bancorp                       3,321          82,402
  Neuberger Berman Inc.                             787          48,959
  North Fork Bancorp.                             2,641          68,534
  Ohio Casualty*                                    968           9,105
  Old Republic International                      1,899          53,932
  Pacific Century Financial                       1,286          24,434
  PMI Group                                         713          46,331
  Protective Life Corp.                           1,041          31,927
  Provident Financial Group                         790          22,219
                                                 SHARES           VALUE

                                                       ----------------
FINANCIAL - 14.73% (CONTINUED)
  Radian Group                                      610  $       41,328
  Roslyn Bancorp                                    995          22,388
  SEI Corp.                                       1,757          54,796
  Silicon Valley Bancshares*                        788          18,518
  Sovereign Bancorp                               3,998          33,858
  TCF Financial                                   1,296          48,976
  The MONY Group                                    807          26,792
  Unitrin, Inc.                                   1,094          39,794
  Waddell & Reed Financial                        1,352          38,329
  Webster Financial Corp.                           792          23,216
  Westamerica Bancorp                               588          22,197
  Wilmington Trust Corp.                            522          30,840
  Zions Bancorp                                   1,403          73,082
                                                         --------------
                                                              2,001,498
                                                         --------------
HEALTH CARE - 10.16%
  Apogent Technologies Inc.*                      1,700          34,408
  Apria Healthcare Group*                           848          20,505
  Barr Laboratories*                                569          32,530
  Beckman Coulter Inc.                              961          37,565
  Cor Therapeutics*                                 880          19,800
  Covance Inc.*                                     935          12,015
  Dentsply International                            833          30,405
  Edwards Lifesciences Corp.*                       953          18,679
  Express Scripts*                                  626          54,262
  First Health Group Inc.*                          769          33,740
  Genzyme Corp.*                                  1,530         138,205
  Gilead Sciences*                                1,520          49,400
  Health Management Association*                  3,941          61,283
  Health Net Inc.*                                1,982          40,849
  ICN Pharmaceuticals                             1,284          32,652
  IDEC Pharmaceuticals*                           2,319          92,760
  INCYTE Genomics Inc.*                           1,035          15,887
  IVAX Corp.*                                     2,573          81,050
  Lincare Holdings*                                 840          44,468
  Millennium Pharmaceuticals*                     3,437         104,691
  MiniMed Inc.*                                   1,042          30,283
  Mylan Laboratories                              2,019          52,191
  Omnicare, Inc.                                  1,487          31,896
  Oxford Health Plans*                            1,588          42,479
  PacifiCare Health Systems*                        552          13,731
  Protein Design Labs*                              700          31,150
  Quest Diagnostics*                                747          66,386
  Quorom Health Group*                            1,156          17,557
  Sepracor Inc.*                                  1,253          40,096
  STERIS Corp.*                                   1,113          15,693
  Trigon Healthcare Inc.*                           606          31,209
  Vertex Pharmaceuticals*                           956          35,014
  VISX Inc.*                                        985          16,912
                                                         --------------
                                                              1,379,751
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC - APEX SERIES
   SCHEDULE OF INVESTMENTS                          S&P MIDCAP 400 INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
TECHNOLOGY - 17.00%
  3Com Corp.*                                     5,517  $       31,550
  Adtran Inc.*                                      637          15,646
  Advanced Fibre Communications*                  1,300          18,606
  Affiliated Computer Services*                     806          52,309
  AmeriCredit Corp.*                              1,292          41,900
  ANTEC Corporation*                                615           4,478
  Arrow Electronics*                              1,585          35,821
  Atmel Corp.*                                    7,565          74,232
  Avnet, Inc                                      1,490          30,545
  Avocent Corp.*                                    704          15,356
  Cabot Microelectronics Corp.*                     384          16,992
  Cadence Design Systems*                         3,966          73,331
  Ceridian Corp.*                                 2,344          32,933
  Checkfree Corp.*                                1,232          36,267
  Cirrus Logic*                                   1,279          19,105
  Comdisco, Inc.                                  2,445          19,560
  CommScope, Inc.*                                  826          13,778
  Credence Systems*                                 874          17,917
  CSG Systems International*                        848          34,927
  Cypress Semiconductor*                          2,121          37,605
  Dallas Semiconductor                              993          25,828
  DSP Group*                                        438           6,789
  DST Systems Inc.*                               2,013          97,006
  Electronic Arts*                                2,157         117,017
  Gartner Group, Inc. Class B*                    1,386           8,732
  Harris Corp.                                    1,062          26,285
  Henry (Jack) & Assoc., Inc.                     1,441          34,134
  Imation Corp.*                                    568          12,740
  InFocus Corp.*                                    620          10,153
  Informix Corp.*                                 4,511          24,388
  Integrated Devices Tech*                        1,723          51,018
  International Rectifier*                        1,007          40,784
  Investment Technology Group*                      509          26,061
  Keane Inc.*                                     1,111          14,443
  Lam Research*                                   1,981          47,049
  Lattice Semiconductor*                          1,737          31,592
  Legato Systems Inc.*                            1,416          17,081
  Litton Industries*                                738          59,284
  LLL-3 Communications*                             541          42,712
  Macromedia Inc.*                                  948          15,227
  Macrovision Corp*                                 801          34,894
  Mentor Graphics*                                1,044          21,533
  Micrel Inc.*                                    1,377          38,470
  Microchip Technology*                           2,106          53,308
  MIPS Technologies*                                636          14,628
  National Instruments*                             822          26,818
  Network Associates Inc.*                        2,219          18,307
  Newport Corporation                               576          16,854
  NOVA Corp.*                                     1,054          19,436
  NVIDIA Corp.*                                   1,094          71,025
  Plantronics Inc.*                                 793          14,092
                                                 SHARES           VALUE

                                                       ----------------
TECHNOLOGY - 17.00% (CONTINUED)
  Polycom Inc.*                                   1,318  $       16,310
  Quantum Corp.-DSSG Stock*                       2,438          28,281
  Rational Software*                              3,289          58,380
  Retek Inc.*                                       771          14,504
  RF Micro Devices, Inc.*                         2,666          31,159
  SanDisk Corporation*                            1,085          22,107
  Sawtek Inc.*                                      684          12,184
  Semtech Corp.*                                  1,084          31,910
  Storage Technology*                             1,677          18,263
  Structural Dynamics Research*                     575           8,167
  SunGard Data Systems*                           2,146         105,648
  Sybase Inc.*                                    1,420          22,010
  Sykes Enterprises*                                656           3,588
  Symantec Corp.*                                 1,220          51,011
  Synopsys Inc.*                                    979          45,952
  Titan Corp.*                                      870          15,634
  Transaction Systems Architects*                   583           4,172
  TranSwitch Corp.*                               1,331          17,469
  TriQuint Semiconductor*                         1,271          18,827
  Waters Corporation*                             2,085          96,840
  Wind River Systems*                             1,198          27,854
                                                         --------------
                                                              2,310,816
                                                         --------------
TRANSPORTATION - 1.90%
  Airborne Inc.                                     775           7,882
  Alaska Air Group*                                 427          10,974
  Alexander & Baldwin                               654          13,979
  Atlas Air Worldwide Holdings*                     616          17,340
  C.H. Robinson Worldwide                         1,362          37,285
  CNF Inc.                                          789          22,794
  EGL Inc.*                                         754          18,379
  Expeditors International                          829          41,810
  GATX Corp.                                        769          32,652
  Hunt(J.B.) Transport Services*                    567           8,859
  Overseas Shipholding Group                        549          15,092
  Swift Transportation*                           1,023          18,926
  Wisconsin Central Transportation*                 748          11,921
                                                         --------------
                                                                257,893
                                                         --------------
UTILITIES - 7.62%
  Allete                                          1,215          31,371
  Alliant Energy                                  1,275          40,571
  American Water Works                            1,589          51,245
  Black Hills                                       370          16,913
  Cleco Corp. Holding Co.                           362          16,453
  Conectiv                                        1,429          31,224
  DPL Incorporated                                2,060          57,886
  DQE, Inc.                                         902          26,293
  Energy East                                     1,897          32,913
  Hawaiian Electric Industries                      529          19,547
  IDACORP Inc. Holding Co.                          603          23,041
  Kansas City Power & Light                       1,000          24,600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                        SUMMIT MUTUAL FUNDS, INC - APEX SERIES
   S&P MIDCAP 400 INDEX FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                       ----------------
UTILITIES - 7.62% (CONTINUED)
  MCN Energy Group Inc.                           1,456  $       37,565
  MDU Resources                                   1,060          37,863
  Montana Power*                                  1,707          24,069
  National Fuel Gas                                 637          34,130
  Northeast Utilities                             2,316          40,252
  NSTAR                                             855          32,747
  OGE Energy Corp.                                1,256          28,875
  Potomac Electric Power                          1,807          42,248
  Public Service New Mexico                         630          18,276
  Puget Energy, Inc.                              1,381          31,597
  Questar Corp.                                   1,299          35,593
  SCANA Corp.                                     1,689          45,856
  Sierra Pacific Resources                        1,267          18,752
  TECO Energy                                     2,152          64,474
  UtiliCorp United                                1,781          57,633
  Vectren Corporation                             1,078          23,069
  Western Resources                               1,129          26,927
  WGL Holdings Inc.                                 751          20,765
  Wisconsin Energy                                1,952          42,124
                                                         --------------
                                                              1,034,872
                                                         --------------
    Total Common Stocks
       (cost $13,356,204)                                    12,432,001
                                                         --------------
UNIT INVESTMENT TRUST - 3.28%
  S&P Mid-Cap 400 Depositary Receipts             5,274         445,126
                                                         --------------
    Total Unit Investment Trust
       (cost $441,511)                                          445,126
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------
SHORT-TERM INVESTMENTS(3) - 15.08%
VARIABLE RATE DEMAND NOTES(1) - 13.95%
  American Family (4.630% due 12/31/31)   $     493,460  $      493,460
  Firstar Bank (4.805% due 12/31/31)            508,529         508,529
  Sara Lee (4.655% due 12/31/31)                405,638         405,638
  Wisconsin Electric (4.630% due
     12/31/31)                                  488,812         488,812
                                                         --------------
                                                              1,896,439
                                                         --------------
U.S. TREASURY BILL - 1.13%
  5.350% due 06/14/01                           155,000         153,645
                                                         --------------
    Total Short-Term Investments
       (cost $2,050,084)                                      2,050,084
                                                         --------------
TOTAL INVESTMENTS - 109.86%
   (cost $15,847,799)(2)                                     14,927,211
                                                         --------------
OTHER ASSETS AND LIABILITIES - (9.86%)                       (1,340,309)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   13,586,902
                                                         ==============

----------

*    Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $1,507,567 and ($2,428,155), respectively.
(3) Securities and other assets with an aggregate value of $231,800 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2001:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
S&P MidCap 400 Index (06/01)                    1       $(4,200)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 85.87%

                                               SHARES           VALUE

                                                     ----------------
BASIC MATERIALS - 3.74%
  Airgas, Inc.*                                 1,091  $        8,597
  AK Steel Holding Corporation                  1,740          17,487
  Albemarle Corporation                           493          11,068
  AMCOL International Corporation                 565           2,260
  Arch Chemicals Inc.                             388           8,264
  Bethlehem Steel Corporation*                  2,726           6,597
  Brush Engineered Materials, Inc.                337           6,285
  Buckeye Technologies Inc.*                      560           6,440
  Cabot Microelectronics Corporation*             449          19,868
  Caraustar Industries, Inc.                      534           4,289
  Carpenter Technology Corp.                      380          10,659
  Century Aluminum Co.                            253           4,048
  ChemFirst Inc.                                  321           8,555
  Chesapeake Corporation                          325           7,524
  Cleveland-Cliffs Inc.                           218           3,924
  Crompton Corporation                          2,347          26,286
  Cytec Industries Inc.*                          846          27,089
  Deltic Timber Corp.                             213           4,313
  Ethyl Corp.                                   1,287           1,931
  Ferro Corp.                                     716          14,556
  Freeport-McMoRan Copper & Gold Inc.*          2,691          35,118
  Fuller (H. B.) Co.                              274          11,542
  Georgia Gulf Corp.                              648          11,282
  Gibraltar Steel Corporation*                    155           2,470
  Glatfelter (P. H.) Company                      533           6,790
  Great Lakes Chemical Corporation                961          29,541
  International Specialty Products Inc.*          295           2,419
  Kaiser Aluminum Corp.*                          603           2,303
  Longview Fibre Co.                            1,065          13,845
  Louisiana-Pacific Corp.                       2,151          20,671
  LTV Corp.*                                    2,063             328
  Lubrizol Corp. (The)                          1,098          33,269
  MacDermid Incorporated                          317           5,731
  Millennium Chemicals Inc.                     1,357          22,214
  Minerals Technologies Inc.                      423          14,784
  National Steel Corp.*                           416             961
  NL Industries, Inc.                             436           7,325
  Olin Corporation                                748          15,252
  OM Group, Inc.                                  492          26,199
  Omnova Solutions Inc.                           707           4,694
  PolyOne Corporation                           1,848          16,817
  Pope & Talbot, Inc.                             296           3,670
  Potlatch Corporation                            589          18,819
  Reliance Steel & Aluminum Company               396           9,286
  Rock-Tenn Co.                                   249           1,992
  RPM, Inc.                                     2,153          21,961
                                               SHARES           VALUE

                                                     ----------------
BASIC MATERIALS - 3.74% (CONTINUED)
  RTI International Metals Inc.*                  384  $        5,165
  Ryerson Tull, Inc.                              469           4,713
  Schulman (A.), Inc.                             615           7,342
  Schweitzer-Mauduit
     International, Inc.                          298           5,260
  Solutia Inc.                                  2,218          27,060
  Southern Peru Copper Corp.                      521           7,190
  Spartech Corporation                            314           5,071
  Steel Dynamics Inc.*                            865           9,623
  Stepan Company                                  113           2,719
  Stillwater Mining Co.*                          796          21,532
  Symyx Technologies, Inc.*                       435           5,492
  Uniroyal Technology Corporation*                286           2,141
  USEC Inc.                                     1,742          14,981
  Valhi, Inc.                                     168           1,705
  Valspar Corp.                                   767          22,005
  W. R. Grace & Company*                        1,323           3,043
  Wausau-Mosinee Paper Corporation              1,060          13,780
  Weirton Steel Corporation*                      655             498
  Wellman, Inc.                                   652          12,551
                                                       --------------
                                                              711,194
                                                       --------------
COMMUNICATIONS - 5.55%
  1 800 FLOWERS.COM Inc.*                         178           1,424
  24/7 Media Inc.*                                424             146
  4 Kids Entertainment Inc.*                      184           2,074
  Accrue Software Inc.*                           460              86
  Ackerley Group, Inc.                            237           2,856
  ACME Communications Inc.*                       206           2,176
  ACTV, Inc.*                                     675           2,763
  Adaptive Broadband Corporation*                 774             919
  Adelphia Business Solutions Inc.*               564           2,679
  Advanced Radio Telecom Corporation*+            578             199
  ADVO, Inc.*                                     357          13,173
  Aeroflex Inc.*                                1,130          11,653
  Agency.com Ltd.*                                123             169
  Airgate PCS*                                    190           7,149
  AirNet Communcations Corporation*               115             345
  Alamosa Holdings, Inc.*                         214           2,260
  Alaska Communications Systems
     Group, Inc.*                                 209           1,169
  Allen Telecom Inc.*                             576           7,430
  Allied Riser Communications
     Corporation*                               1,089           1,736
  Anaren Microwave, Inc.*                         451           5,666
  Anixter International Inc.*                     443          10,676
  AnswerThink Consulting Group Inc.*              687           3,349
  APAC Customer Services, Inc.*                   484           2,541
  Aperian Inc.*                                   178             222
  AppliedTheory Corporation*                      141             159
  Arch Wireless, Inc.*                          1,530             956
  Arguss Holdings Inc.*                           239           1,410
  Ask Jeeves Inc.*                                426             466

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  ATSI Communications, Inc.*                    1,168  $          526
  Audiovox Corporation*                           325           2,488
  Avenue A Inc.*                                  104             113
  Avocent Corporation*                            862          18,802
  Aware, Inc.*                                    344           3,311
  barnesandnoble.com inc.*                        211             257
  Be Free Inc.*                                   483             785
  Beasley Broadcast Group Inc.*                   171           2,565
  Black Box Corp.*                                393          17,513
  Braun Consulting Inc.*                          178             723
  Breakaway Solutions Inc.*                       226              78
  Broadbase Software Inc.*                        781           1,586
  Brokat Ag-ADR*                                   16              63
  Buy.Com Inc.*                                   300              75
  Cable Design Technologies Corporation*          888          11,899
  CAIS Internet, Inc.*                            132              53
  Caldera Systems Inc.*                           102             204
  Calico Commerce Inc.*                           339             127
  California Amplifier, Inc.*+                    255           1,283
  Carrier Access Corporation*                     198           1,040
  C-bridge Internet Solutions Inc.*                85             159
  C-COR.net Corporation*                          567           3,792
  Centennial Communications Corp.*                157           1,668
  Centillium Communications Inc.*                  79           1,931
  Cheap Tickets, Inc.*                            187           1,917
  Choice One Communications, Inc.*                159             984
  Chordiant Software, Inc.*                        95             380
  Citadel Communications Corporation*             761          18,930
  Clarent Corporation*                            420           5,040
  Click2Learn.com Inc.*                           193             253
  Com21 Inc.*                                     467             934
  Commonwealth Telephone
     Enterprises, Inc.*                           217           7,487
  Computer Network Technology
     Corporation*                                 525           5,841
  Convergent Communications Inc.*+                260              24
  coolsavings.com inc.*                            63              32
  Corillian Corporation*                           82             487
  Crossroads Systems Inc.*                        186           1,046
  Crown Media Holdings, Inc.*                     210           3,990
  CSFBdirect*                                     356           1,620
  CT Communications, Inc.                         333           4,246
  CTC Communications Group Inc.*                  293           1,850
  Cumulus Media Inc.*                             726           4,197
  CyberSource Corporation*                        429             751
  Cylink Corporation*                             460             920
  Cypress Communications Inc.*                    206              97
  Cysive Inc.*                                     90             360
  Data Return Corporation*                        258             774
  Davox Corporation*                              208           2,366
  Deltathree.Com Inc.*                            188             235
  Digital Impact Inc.*                            157             211
                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  Digital Insight Corporation*                    370  $        4,255
  Digital Island, Inc.*                         1,363           2,470
  Digital River Inc.*                             402           1,935
  Digitalthink Inc.*                               89             929
  Digitas Inc.*                                   188             881
  Drugstore.com Inc.*                             390             366
  DSL.net Inc.*                                   569             551
  E.Spire Communications Inc.*                  1,094             376
  eBenX Inc.*                                     109             504
  eGain Communications Corporation*               435           1,047
  Eglobe Inc.                                     180              10
  Electric Lightwave Inc. Class A*                187             392
  E-Loan Inc.*                                    209             392
  e-MedSoft.com*                                  798             535
  eMerge Interactive Inc.*                        138             509
  Entrada Networks Inc.*                           37              40
  ePlus Inc.*                                     163           1,498
  Eprise Corporation*                              87              57
  eSpeed Inc.*                                    187           3,822
  Etoys Inc.*                                   1,210              24
  Expedia Inc.*                                   127           1,659
  Extensity Inc.*                                  86             511
  F5 Networks Inc.*                               348           1,860
  FiberNet Telecom Group, Inc.*                   171             460
  FirePond Inc.*                                  103             258
  Frontline Captial Group*                        514           5,236
  General Communication, Inc.*                    866           7,794
  Glenayre Technologies, Inc.*                  1,330           2,868
  GlobalNet Financial.com, Inc.*                  452             325
  Globix Corporation*                             351           1,064
  GoAmerica Inc.*                                 210             427
  Golden Telecom, Inc.*                           185           1,827
  GoTo.com Inc.*                                  518           4,063
  Grey Global Group Inc.                           13           8,424
  GRIC Communications Inc.*                        95             110
  HA-LO Industries, Inc.*                       1,195           1,183
  Hickory Tech Corp.                              284           4,225
  High Speed Access Corporation*                  664             996
  Hollinger International Inc.                    781          11,176
  Hollywood Media Corp*                           323           1,434
  Hotel Reservations Network Inc.*                111           2,858
  HotJobs.com Inc.*                               343           1,736
  Houghton Mifflin Co.                            564          25,945
  Hypercom Corporation*                           261             874
  iBasis Inc.*                                    224             686
  iBEAM Broadcasting Corporation*                 233             226
  ICG Communications Inc.*                        710              60
  IDT Corp.*                                      459           9,295
  Illuminet Holdings, Inc.*                       439           9,027
  IMPSAT Fiber Networks, Inc.*                    244           1,037

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  Information Architects Corporation*             430  $          726
  Information Holdings Inc.*                      193           4,130
  Insight Communications Company, Inc.*           813          21,545
  InterDigital Communications Corp.*            1,098           8,201
  Interliant Inc.*                                985           1,293
  Intermedia Communications Inc.*               1,026          17,827
  International FiberCom, Inc.*                   554           2,147
  Internet Pictures Corporation*                  964             151
  internet.com Inc.*                              231             837
  InterWorld Corporation*                         386             109
  Interwoven, Inc.*                             1,421          14,299
  IntraNet Solutions, Inc.*                       326           7,804
  Intraware Inc.*                                 306             363
  Intrusion.com Inc.*                             315           1,260
  ITC/\DeltaCom Inc.*                           1,049           6,163
  ITXC Corp.*                                     131             749
  iVillage Inc.*                                  426             213
  iXL Enterprises Inc.*                           857           2,035
  JNI Corporation*                                127             953
  Journal Register Company*                       935          15,343
  Juno Online Services, Inc.*                     369             415
  Jupiter Media Metrix, Inc.*                     400           1,300
  Key3media Group, Inc.*                          351           4,177
  Keynote Systems Inc.*                           336           3,759
  Lante Corporation*                              303             455
  Latitude Communications, Inc.*                  264           1,052
  LCC International, Inc.*                        213           1,065
  Leap Wireless International, Inc.*              533          14,957
  Lee Enterprises, Inc.                           908          27,649
  Liberty Corp. (The)                             325          11,047
  LifeMinders Inc.*                               239             209
  Lightbridge, Inc.*                              568           6,497
  LightPath Technologies, Inc.*                   265           3,412
  LodgeNet Entertainment Corp.*                   250           3,656
  LookSmart Ltd.*                                 838           1,126
  Loudeye Technologies Inc.*                       94              71
  Macromedia Inc.*                                 94           1,503
  Mail.com Inc. - Class A*                        840             578
  Marimba, Inc.*                                  294             992
  MarketWatch.com, Inc.*                           71             222
  Martha Stewart Living
     Omnimedia, Inc.*                             193           3,474
  MatrixOne, Inc.*                                112           1,911
  McAfee.com Corporation*                         126             750
  MCK Communications Inc.*                        199             429
  Media General, Inc.                             417          19,224
  Mediacom Communications Corporation*            412           8,060
  Mediaplex, Inc.*                                250             148
  MedicaLogic/Medscape Inc.*                      204             312
  Meredith Corp.                                  770          26,878
  Metawave Communications*                        135             835
                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  Metricom, Inc.*                                 433  $          893
  Metrocall Inc.*+                              1,553             388
  Metromedia International Group, Inc.*         1,456           4,557
  Modem Media, Inc.*                              214             749
  Motient Corporation*                            689             904
  MP3.com, Inc.*                                  422             923
  Mpower Communications Corporation*              995           2,519
  MRV Communications, Inc.*                     1,105           7,700
  Multex.com, Inc.*                               330           5,115
  MyPoints.com Inc.*                              401             251
  National Information
     Consortium, Inc.*                            336           1,166
  Natural MicroSystems Corporation*               701           6,221
  NBC Internet, Inc.*                             722           1,038
  Neoforma.com Inc*                               215             255
  NEON Communications Inc.*                       112             560
  Net Perceptions Inc.*                           269             235
  Net.Bank Inc.*                                  500           4,375
  net.Genesis Corp.*                               91             173
  Net2000 Communications Inc.*                    214             655
  Net2Phone Inc.*                                 177           1,704
  Netcentives Inc.*                               479             479
  Netegrity Inc.*                                 541          13,322
  NetObjects Inc.*                                209             105
  Netopia Inc.*                                   279             802
  Netpliance Inc.*                                161              70
  NetRatings Inc.*                                 79             889
  Netro Corporation*                              708           3,540
  Netsol International*                            74             185
  Network Access Solutions Corp.*                 338             216
  Network Commerce Inc.*                          597              75
  Network Equipment Technologies, Inc.*           444           1,887
  Network Peripherals Inc.*                       306           1,941
  Network Plus Corporation*                       210             820
  NetZero Inc.*                                   683             448
  New Century Equity Holdings Corp.*              840             945
  NextCard Inc.*                                  603           6,218
  Niku Corporation*                               176             473
  North Pittsburgh Systems, Inc.                  309           3,534
  NTELOS Inc*                                     270           5,198
  Nucentrix Broadband Networks*                   183           2,265
  Nx Networks Inc.*                               713             579
  On Command Corporation*                         174           1,088
  On2.com Inc.*                                   398             243
  Onvia.com Inc.*                                 167             123
  Open Market, Inc.*                              736             966
  Optical Cable Corporation*                       74             846
  Opus360 Corporation*                            154              19
  Organic, Inc.*                                  126              63
  Pac-West Telecomm, Inc*                         363           1,271
  Paradyne Networks Inc.*                         341             565

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  Paxson Communications Corporation*              681  $        6,640
  P-COM, Inc.*                                  1,479           1,895
  PC-Tel, Inc.*                                   261           1,958
  Pegasus Systems Inc.*                           443           3,945
  Penton Media, Inc.                              438           6,373
  Persistence Software, Inc*                      222             222
  Plantronics, Inc.*                            1,014          18,010
  Playboy Enterprises, Inc.*                      421           4,484
  Predictive Systems Inc.*                         87             177
  Preview Systems Inc.*                            78             212
  Price Communications Corp.*                     935          16,091
  Primus Knowledge Solutions, Inc.*               245             919
  Primus Telecommunications Group Inc.*           529           1,752
  Private Media Group, Inc.*                      272           1,947
  Prodigy Communications Corp.*                   431           1,401
  Proxim, Inc.*                                   526           5,293
  Pulitzer Inc.                                   176           9,750
  PurcharePro.com Inc.*                           433           3,139
  QRS Corporation*                                260           2,210
  Quokka Sports Inc.*                             465              29
  R.H. Donnelley Corporation*                     660          19,138
  Rare Medium Group Inc.*                         624           1,073
  Razorfish Inc. Class A*                         235             103
  Regent Communications Corporation*              326           2,272
  Register.com Inc.*                              101             634
  Retek Inc.*                                     836          15,727
  Rhythms NetConnections Inc.*                  1,272             557
  Rural Cellular Corp.*                           198           5,334
  Saba Software, Inc.*                             79             425
  Saga Communications Inc.*                       131           2,162
  Salem Communications Corporation*               484           7,865
  Savvis Communications*                          345             151
  SBA Communications Corporation*                 510           8,064
  Scholastic Corporation*                         586          21,133
  SciQuest.com Inc.*                              379             332
  Secure Computing Corp.*                         514           4,947
  SeeBeyond Technology Corporation*                84           1,071
  Selectica, Inc.*                                 86             447
  Sequoia Software Corporation*                    86             480
  Sinclair Broadcast Group, Inc.*                 924           6,699
  Sirius Satellite Radio Inc.*                    667           8,296
  SITEL Corp.*                                    947           2,652
  SmartServ Online, Inc.*                          84             491
  Softnet Systems, Inc.*                          583             875
  Somera Communciations Inc.*                     602           2,709
  SonicWALL Inc.*                                 473           5,765
  Sorrento Networks Corporation*                  215           1,330
  Spanish Broadcasting Systems Inc.*              648           4,212
  SpectraLink Corporation*                        243           2,354
  SportsLine.com, Inc.*                           374           1,379
                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  Stamps.com Inc.*                                613  $        1,839
  Stanford Microdevices Inc.*                      84             533
  StarMedia Network, Inc.*                        748           2,244
  Superior TeleCom Inc.*                          189             662
  Switchboard Incorporated*                       112             329
  Symmetricom, Inc.*                              472           5,723
  Talk.com Inc.*                                1,281           2,882
  Telaxis Communications Corporation*              84             123
  Teligent Inc.*                                  360             214
  Telocity Delaware, Inc.*                        224             476
  TeraForce Technology Corp.*                   1,566             832
  The McClatchy Company                           384          15,514
  The Trizetto Group Inc.*                        313           4,362
  TiVo Inc.*                                      323           1,676
  Tollgrade Communications, Inc.*                 241           6,206
  Travelocity.com*                                308           4,562
  Tricord Systems, Inc.*                          349           1,920
  Tumbleweed Communications Corp.*                184             357
  Tut Systems, Inc.*                              316             983
  U.S. Interactive Inc.*+                         354             199
  U.S. Wireless Corporation*                      210             617
  United Television, Inc.*                         82           9,328
  US LEC Corporation*                             202           1,427
  ValuClick Inc.*                                  80             255
  Value Line, Inc.                                 39           1,628
  ValueVision International, Inc.*                796          11,094
  Ventiv Health, Inc.*                            320           4,920
  Ventro Corporation*                             451             338
  Verado Holdings, Inc.*                          207             136
  Verity, Inc.*                                   573          13,000
  Versata, Inc.*+                                  82              23
  VIA Net.Works Inc.*                             307             806
  Viador Inc.*                                    227              99
  Viant Corporation*                              784           1,960
  ViaSat Inc.*                                    323           4,885
  Viatel, Inc.*                                 1,035             582
  Vicinity Corporation*                           146             260
  Visual Networks Inc.*                           554           1,974
  Vyyo Inc.*                                      149             303
  WatchGuard Technologies Inc.*                   237           1,955
  WebLink Wireless Inc. - Class A*+               958             120
  Websense Inc.*                                   83             986
  WebTrends Corporation*                          268           2,412
  Westell Technologies, Inc.*                     429           1,448
  Wiley (John) & Sons, Inc.                       953          18,010
  Wink Communications Inc.*                       447           2,235
  Women.com Networks Inc.*                        348              44
  World Access Inc.*                            1,329             332
  World Wrestling Federation
     Entertainment*                               242           3,233
  WorldGate Communications, Inc.*                 263           1,134

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
COMMUNICATIONS - 5.55% (CONTINUED)
  WorldPages.com Inc.*                            735  $        1,360
  Worldwide Xceed Group, Inc.*                     32              13
  XM Satellite Radio Holdings Inc.*               250           1,734
  Xpedior Inc.*                                   176               4
  Young Broadcasting Inc.*                        215           6,746
  ZixIt Corporation*                              342           2,405
  Z-Tel Technologies*                             130             471
                                                       --------------
                                                            1,057,005
                                                       --------------
CONSUMER CYCLICAL - 12.79%
  99 Cents Only Stores*                           375           8,666
  Abercrombie & Fitch Company*                  1,927          63,009
  Advanced Marketing Services, Inc.               162           3,791
  AirTran Holdings Inc.*                        1,191           9,337
  Alaska Air Group, Inc.*                         510          13,107
  America West Holdings Corp.*                    711           6,826
  American Axle & Manufacturing
     Holdings, Inc.*                              188           1,739
  American Classic Voyages Company*               205           2,563
  American Eagle Outfitters, Inc.*                685          19,690
  Ames Department Stores, Inc.*                   606           1,269
  Anchor Gaming*                                  254          15,550
  AnnTaylor Stores Corporation*                   524          13,910
  Applebee's International, Inc.                  484          17,270
  Applica Incorporated*                           474           2,939
  Arctic Cat Inc.                                 370           5,064
  Argosy Gaming Company*                          421          10,988
  ArvinMeritor, Inc.                            1,462          20,073
  Atlantic Coast Airlines Inc.*                   638          13,398
  Aztar Corporation*                              773           8,202
  Bally Total Fitness Holding
     Corporation*                                 494          14,548
  Bandag, Inc.                                    237           6,347
  Barnes & Noble Inc.*                          1,036          24,760
  BEBE Stores, Inc.*                               52           1,151
  Bob Evans Farms, Inc.                           772          13,703
  Boca Resorts, Inc.*                             571           6,624
  Borders Group, Inc.*                          1,617          27,210
  BorgWarner Inc.                                 502          20,115
  Boyd Gaming Corporation*                        780           2,629
  Brightpoint, Inc.*                            1,070           2,575
  Brown Shoe Company, Inc.                        373           7,031
  BUCA Inc.*                                      147           2,737
  Buckle, Inc. (The)*                             164           3,075
  Burlington Coat Factory Warehouse
     Corporation                                  358           7,053
  Bush Industries, Inc.                           170           2,448
  Callaway Golf Co.                             1,570          34,870
  Casey's General Stores, Inc.                    917          10,947
  Cash America International, Inc.                530           3,233
  Cato Corp.                                      285           4,293
                                               SHARES           VALUE

                                                     ----------------
CONSUMER CYCLICAL - 12.79% (CONTINUED)
  CBRL Group Inc.                               1,199  $       21,800
  CEC Entertainment Inc*                          554          24,570
  Centex Corporation                            1,223          50,938
  Champion Enterprises, Inc.*                     975           5,021
  Championship Auto Racing Teams Inc.*            235           3,807
  Charming Shoppes, Inc.*                       1,947          10,100
  Cheesecake Factory Inc.*                        547          20,136
  Chico's FAS, Inc.                               276           9,056
  Children's Place Retail Stores Inc.*            351           8,424
  Choice Hotels International Inc.*             1,096          15,015
  CHS Electronics Inc.*                           770               3
  Churchill Downs Inc.                            193           5,896
  Claire's Stores, Inc.                           824          14,585
  Clayton Homes, Inc.                           2,041          24,590
  Coachmen Industries, Inc.                       287           2,569
  Coldwater Creek Inc.*                            54           1,217
  Collins & Aikman Corp.*                       1,278           5,598
  Columbia Sportswear Company*                    132           6,004
  CompX International Inc. - Class A               87           1,014
  Cooper Tire & Rubber Co.                      1,322          15,005
  Copart, Inc.*                                   759          15,552
  Cost Plus, Inc.*                                425           9,802
  Crestline Capital Corporation*                  299           8,118
  Crossman Communities, Inc.*                     150           3,909
  CSK Auto Corporation*                           388           2,677
  D.R. Horton, Inc.                             1,213          25,650
  Dillard's Inc.                                1,874          41,116
  Direct Focus Inc.*                              397           9,925
  Dover Downs Entertainment, Inc.                 253           3,163
  Dress Barn, Inc. (The)*                         307           7,195
  Duane Reade Inc.*                               364          12,631
  Dura Automotive Systems, Inc.*                  250           2,109
  Electronics Boutique Holdings
     Corporation*                                 113           2,663
  Ethan Allen Interiors Inc.                      815          27,531
  Exide Corp.                                     417           3,419
  Extended Stay America, Inc.*                  1,464          21,960
  Factory 2-U Stores, Inc.*                       257           7,019
  Fairfield Communities, Inc.*                    855          13,654
  Fedders Corporation                             549           3,074
  Federal-Mogul Corp.                           1,456           4,266
  Fleetwood Enterprises, Inc.                     684           6,190
  Footstar, Inc.*                                 378          15,177
  Fred's, Inc.                                    181           4,140
  Frontier Airlines, Inc.*                        547           6,667
  Furniture Brands International, Inc.*         1,021          24,198
  G & K Services, Inc.                            423           8,434
  Gaylord Entertainment Company*                  363           9,656
  GC Companies, Inc.*                             114             254
  Genesco Inc.*                                   444          12,166
  Group 1 Automotive Inc.*                        324           4,066

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER CYCLICAL - 12.79% (CONTINUED)
  GTECH Holdings Corporation*                     717  $       19,538
  Guess ?, Inc.*                                  147             910
  Guitar Center Inc.*                             455           8,019
  Handleman Co.*                                  541           5,394
  Hanover Direct, Inc.*                         3,070           1,013
  Harman International Industries, Inc.           647          16,557
  Haverty Furniture Companies, Inc.               335           4,590
  Hayes Lemmerz International Inc.*               362           2,020
  Hollywood Entertainment Corporation*            657           1,437
  HON Industries, Inc.                          1,105          25,382
  Hot Topic, Inc.*                                355           9,940
  Hughes Supply, Inc.                             475           6,945
  IHOP Corporation*                               411           8,220
  IMPCO Technologies, Inc.*                        85           1,509
  Insight Enterprises, Inc.*                      664          14,027
  Interface, Inc.                                 955           6,566
  InterTAN, Inc.*                                 589           7,451
  Isle of Capri Casinos Inc.*                     526           5,556
  Jack in the Box Inc.*                           790          23,661
  JAKKS Pacific, Inc.*                            391           4,154
  KB Home                                         970          31,661
  Kellwood Company                                495          10,271
  Kenneth Cole
     Productions, Inc. - Class A*                 137           3,418
  Kimball International, Inc.                     645           8,667
  Krispy Kreme Doughnut Inc.*                     122           4,392
  Landry's Seafood Restaurants, Inc.              492           5,584
  Lands' End, Inc.*                               270           7,412
  La-Z-Boy Inc.                                 1,126          20,043
  Lear Corporation*                             1,355          39,702
  Lennar Corporation                              995          39,661
  Libbey Inc.                                     314           9,376
  Liberty Livewire Corporation*                    49             171
  Linens 'n Things Inc.*                          821          22,578
  Lone Star Steakhouse & Saloon, Inc.             535           4,965
  Longs Drug Stores Corporation                   631          18,652
  Luby's Inc.                                     462           3,511
  M.D.C. Holdings, Inc.                           485          19,085
  Madden (Steven), Ltd.*                          195           2,864
  Marcus Corp. (The)                              457           6,307
  Marine Products Corp.*                          163             432
  Men's Wearhouse Inc. (The)*                     660          14,243
  Mesa Air Group, Inc.*                           689           5,770
  Mesaba Holdings, Inc.*                          253           2,815
  Michaels Stores, Inc.*                          586          17,543
  Midwest Express Holdings, Inc.*                 288           4,553
  Mobile Mini, Inc.*                              189           5,209
  Modine Manufacturing Company                    458          11,794
  Mohawk Industries, Inc.*                        856          24,036
  Monaco Coach Corporation*                       322           5,783
  Morrison Management Specialists, Inc.           248           9,893
                                               SHARES           VALUE

                                                     ----------------
CONSUMER CYCLICAL - 12.79% (CONTINUED)
  National Presto Industries, Inc.                 93  $        2,785
  Nautica Enterprises, Inc.*                      624          11,193
  Neiman-Marcus Group, Inc.*                      768          25,037
  NPC International Inc.*                         194           2,013
  Nu Skin Enterprises Inc. - Class A              931           7,914
  NVR, Inc.*                                      187          30,481
  O'Charley's, Inc.*                              288           6,030
  OfficeMax, Inc.*                              2,330           8,738
  Oneida Ltd.                                     284           4,530
  O'Reilly Automotive, Inc.*                      738          14,714
  Oshkosh B'Gosh, Inc.                            227           5,789
  Oshkosh Truck Corporation                       298          10,579
  Owens & Minor, Inc.                             679          11,224
  P C Connections Inc.*                            98             937
  P.F. Chang's China Bistro Inc.*                 130           4,550
  Pacific Sunwear of California, Inc.*            656          18,040
  Palm Harbor Homes, Inc.*                        376           5,711
  Papa John's International, Inc.*                390           9,287
  ParkerVision, Inc.*                             154           4,158
  Payless ShoeSource, Inc.*                       457          28,448
  Penn National Gaming, Inc.*                     164           2,050
  Pep Boys-Manny, Moe & Jack (The)                967           5,889
  PETsMART, Inc.*                               2,309           9,236
  Phillips-Van Heusen Corp.                       432           6,515
  Pier 1 Imports, Inc.                          2,025          26,325
  Pinnacle Entertainment Inc.*                    393           4,127
  Polaris Industries Inc.                         492          22,238
  Polo Ralph Lauren
     Corporation - Class A*                     1,119          30,773
  PriceSmart, Inc.*                                37           1,443
  Prime Hospitality Corp.*                        927          10,012
  Pulte Corporation                               631          25,499
  Quicksilver, Inc.*                              462          12,266
  Rare Hospitality International, Inc.*           328           8,159
  Reebok International Ltd.*                      922          22,921
  Regis Corp.                                     709          10,369
  Ruby Tuesday, Inc.                            1,273          24,964
  Russell Corp.                                   559          10,453
  Ryan's Family Steak Houses, Inc.*               714           7,586
  Ryland Group, Inc. (The)                        269          11,164
  Salton Inc.*                                    202           3,070
  School Specialty Inc.*                          359           7,741
  SCP Pool Corp.*                                 302           9,815
  ShopKo Stores, Inc.*                            605           4,840
  Skechers U.S.A. Inc.*                           290           6,960
  Skyline Corp.                                   133           2,869
  SkyWest, Inc.                                   916          21,297
  Smart & Final Inc.*                             244           2,452
  Sonic Automotive Inc. - Class A*                416           3,245
  Sonic Corporation*                              552          13,835
  Speedway Motorsports, Inc.*                     289           7,514

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER CYCLICAL - 12.79% (CONTINUED)
  Spiegel, Inc.                                   309  $        2,163
  Springs Industries, Inc.                        265          11,342
  Standard Pacific Corporation                    496          10,466
  Station Casinos Inc.*                           708           9,777
  Stein Mart, Inc.*                               552           6,038
  Stride Rite Corp. (The)                         892           6,690
  Sunbeam Corp.*                                1,590             137
  Sunglass Hut International, Inc.*               784           8,967
  Superior Industries
     International, Inc.                          387          13,379
  Systemax Inc.*                                  203             335
  Tenneco Automotive Inc.*                        711           1,991
  The Boyds Collection, Ltd.*                   1,222          11,609
  The Steak n Shake Company*                      490           4,214
  Thor Industries, Inc.                           142           3,089
  Timberland Co. (The)*                           364          18,491
  Toll Brothers, Inc.*                            424          16,324
  Too, Inc.*                                      634          11,881
  Topps Co., Inc. (The)*                          890           9,011
  Toro Co. (The)                                  233          10,718
  Tower Automotive, Inc.*                         821           8,809
  Trans World Entertainment Corp.*                620           5,464
  Trendwest Resorts Inc.*                         114           2,465
  Tuesday Morning Corp.*                          208           2,028
  Tweeter Home Entertainment
     Group, Inc.*                                 327           6,356
  Ultimate Electronics, Inc.*                     173           4,325
  Unifi, Inc.*                                  1,155           8,189
  United Auto Group, Inc.*                        116           1,132
  United Stationers Inc.*                         671          16,272
  Vail Resorts, Inc.*                             312           6,240
  Value City Department Stores, Inc.*             318           2,639
  Vans, Inc.*                                     257           5,799
  Venator Group Inc.*                           2,846          39,275
  Wabash National Corporation                     449           4,602
  Warnaco Group, Inc. (The)*                    1,096           1,512
  Watsco, Inc.                                    420           4,864
  Webb (Del) Corp.*                               338          10,444
  Wesco International, Inc.*                      403           3,728
  WestPoint Stevens Inc.                          688           6,192
  Whitehall Jewellers Inc.*                       272           2,119
  Wilsons The Leather Experts Inc.*               203           3,870
  Winnebago Industries, Inc.                      280           4,956
  WMS Industries Inc.*                            471           8,478
  Wolverine World Wide, Inc.                      858          12,510
  Wyndham International Inc. - Class A*         3,108           6,620
  Zale Corporation*                               724          20,996
  Zomax, Incorporated*                            585           2,998
                                                       --------------
                                                            2,435,038
                                                       --------------
                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
  Aaron Rents, Inc.                               360  $        5,796
  ABIOMED, Inc.*                                  303           4,772
  ABM Industries Inc.                             338          10,563
  Acacia Research Corporation*                    307           2,015
  Accredo Health Inc.*                            318          10,395
  Aclara BioSciences, Inc.*                       192           1,056
  Administaff, Inc.*                              375           6,806
  Advanced Tissue Sciences, Inc.*               1,262           4,969
  AdvancePCS*                                     510          27,675
  Agribrands International Inc.*                  206          11,120
  Albany Molecular Research Inc.*                 356          12,460
  Alberto-Culver Company - Class B                744          29,507
  Alexion Pharmaceuticals, Inc.*                  275           6,273
  Alliance Pharmaceutical Corporation*            979           3,182
  Allos Therapeutics Inc.*                        103             599
  ALPHARMA INC.                                   489          16,010
  American Greetings
     Corporation - Class A                      1,326          14,056
  American Italian Pasta
     Company - Class A*                           372          11,904
  AmeriPath Inc.*                                 447           9,191
  AmeriSource Health Corp.*                     1,062          52,091
  Amylin Pharmaceuticals Inc.*                  1,158          11,508
  Antigenics Inc.*                                 76           1,140
  Aphton Corporation*                             283           5,802
  Apria Healthcare Group Inc.*                    815          19,707
  Aradigm Corporation*                            363           2,087
  ARIAD Pharmaceuticals, Inc.*                    483           2,657
  Arrow International, Inc.                       234           8,834
  ArthroCare Corp.*                               405           5,670
  Aspect Medical Systems Inc.*                     72             837
  ATS Medical, Inc.*                              411           3,956
  Aurora Biosciences Corporation*                 411           7,347
  Aurora Foods Inc.*                              371           2,560
  AVANT Immunotherapeutics Inc.*                  950           4,097
  Avigen, Inc.*                                   310           3,778
  Aviron*                                         374          15,544
  Bacou USA, Inc.*                                 97           2,465
  Banta Corporation                               516          12,513
  Barr Laboratories, Inc.*                        515          29,443
  Bergen Brunswig Corp.                         2,779          46,131
  Beverly Enterprises, Inc.*                    2,106          16,848
  BioCryst Pharmaceuticals, Inc.*                 263           1,627
  BioMarin Pharmaceuticals Inc.*                  350           2,603
  Biopure Corporation*                            277           3,688
  Bio-Rad Laboratories, Inc.*                     167           6,012
  Biosite Diagnostics Inc.*                       284          10,650
  Bio-Technology General Corporation*           1,123           7,008
  Blyth Industries, Inc.                          704          16,227
  Bone Care International, Inc.*                  149           2,440
  Bowne & Co., Inc.                               715           7,901
  Bright Horizons Family Solutions Inc.*          252           5,972

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Cadiz Inc.*                                     730  $        7,254
  Cambrex Corporation                             515          21,398
  CardioDynamics International
     Corporation*                                 592           2,146
  Career Education Corporation*                   384          19,296
  Caremark Rx Inc.*                             4,755          62,005
  Carter-Wallace, Inc.                            416          10,363
  CDI Corporation*                                227           2,951
  Cell Genesys, Inc.*                             695           9,904
  Cell Pathways Inc.*                             438           1,793
  Cell Therapeutics Inc.*                         529           9,489
  Celsion Corporation*                          1,023           1,309
  Central Garden & Pet Co.*                       301           2,559
  Central Parking Corp.                           251           4,568
  Century Business Services Inc.*               1,531           3,828
  Cerus Corporation*                              189           8,340
  Chemed Corp.                                    187           6,498
  Chiquita Brands International, Inc.*            769           1,000
  ChromaVision Medical Systems Inc.*              295           1,383
  Church & Dwight Company Inc.                    787          17,102
  Closure Medical Corporation*                    130           2,210
  Coca-Cola Bottling Co. Consolidated              32           1,294
  Coinstar Inc.*                                  417           6,985
  Collateral Therapeutics Inc.*                   150           1,439
  Columbia Laboratories, Inc.*                    480           2,890
  CONMED Corp.*                                   296           5,680
  Connetics Corporation*                          576           2,916
  Constellation Brands, Inc.*                     306          21,956
  Cooper Companies, Inc. (The)                    292          13,826
  Corinthian Colleges Inc.*                       181           7,285
  Corixa Corporation*                             766           6,128
  Corn Products International Inc.                726          18,629
  Corporate Executive Board Company*              393          11,864
  CorVel Corp.*                                   122           4,316
  CoStar Group Inc.*                              248           4,743
  Covance Inc*                                  1,181          15,176
  Coventry Health Care, Inc.*                   1,214          20,107
  CPI Corp.                                       141           2,785
  CryoLife, Inc.*                                 325           8,427
  CSS Industries, Inc.*                           117           2,556
  Cubist Pharmaceuticals, Inc*                    553          13,549
  CuraGen Corporation*                            532          12,469
  CV Therapeutics, Inc.*                          320          10,560
  Cyber-Care Inc.*                                955           2,805
  Cyberonics, Inc.*                               329           5,326
  Cygnus, Inc.*                                   480           3,586
  Cytogen Corporation*                          1,507           4,898
  Data Broadcasting Corp.*                      1,425          10,821
  Datascope Corp.                                 249           9,011
  DaVita Inc.*                                  1,513          25,691
                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Dean Foods Co.                                  739  $       25,023
  Del Monte Foods Company*                      1,078           8,775
  Delta and Pine Land Company                     792          19,087
  Diagnostic Products Corporation                 232          12,099
  Dial Corporation (The)                        1,764          22,050
  Diametrics Medical, Inc.*                       506           2,087
  DiamondCluster International, Inc.*             417           3,623
  Digene Corp.*                                   218           3,325
  Diversa Corporation*                            157           2,375
  Dole Food Co., Inc.                             942          15,147
  Dollar Thrift Automotive Group Inc.*            498          10,259
  Dreyer's Grand Ice Cream, Inc.                  332           8,611
  DUSA Pharmaceuticals, Inc.*                     280           3,728
  Earthgrains Co. (The)                           875          18,594
  Edison Schools Inc.*                            295           5,974
  Education Management Corporation*               420          13,703
  Edwards Lifesciences Corporation*             1,206          23,638
  Electro Rent Corp.*                             297           4,121
  Emisphere Technologies, Inc.*                   295           4,222
  Encompass Services Corporation*               1,303           6,385
  Endocare, Inc.*                                 218           1,587
  EntreMed, Inc.*                                 301           5,004
  Enzo Biochem, Inc.*                             485           8,143
  Enzon, Inc.*                                    843          40,043
  Exelixis Inc.*                                  188           1,633
  F.Y.I. Inc.*                                    259           8,660
  Farmer Bros. Company                             17           4,062
  First Consulting Group Inc.*                    360           3,533
  Fleming Companies, Inc.                         813          20,691
  Forrester Research, Inc.*                       226           5,382
  Fossil, Inc.*                                   292           5,074
  Gaiam Inc.*                                      52             566
  Gartner Group Inc.*                           1,515          10,211
  Gene Logic Inc.*                                528           8,844
  Genome Therapeutics Corp.*                      435           2,610
  Genomic Solutions Inc.*                          24              72
  Genta Inc.*                                     284           1,693
  Gentiva Health Services, Inc.*                  354           6,748
  Genzyme Transgenics Corp.*                      387           2,540
  Geron Corp.*                                    444           4,634
  Gliatech Inc.*                                  198             421
  Great Atlantic & Pacific Tea
     Co., Inc. (The)                              357           3,267
  Guilford Pharmaceuticals Inc.*                  487           9,010
  Haemonetics Corp.*                              533          17,642
  Hain Celestial Group, Inc.*                     623          18,067
  Hall Kinion & Associates Inc.*                  185           1,070
  Harland (John H.) Company                       584          10,921
  Health Net Inc.*                              2,137          44,044
  Heidrick & Struggles International
     Inc.*                                        395          11,430

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Herbalife International, Inc.                   267  $        1,946
  Hooper Holmes, Inc.                           1,359          11,674
  Humana Inc.*                                  3,281          34,385
  Hyseq Inc.*                                     204           1,913
  IDEXX Laboratories, Inc.*                       718          15,751
  IGEN International Inc.*                        198           3,750
  ILEX Oncology Inc.*                             468           7,137
  Imatron Inc.*                                 1,892           3,548
  Immune Response Corporation (The)*              502           1,271
  ImmunoGen, Inc.*                                714           9,550
  Immunomedics, Inc.*                             632           6,083
  IMPATH Inc.*                                    348          16,139
  INAMED Corporation*                             266           6,318
  Ingles Markets, Inc.                            203           2,411
  Inhale Therapeutic Systems*                     680          14,535
  Insurance Auto Auctions, Inc.*                  174           2,132
  Integrated Electrical Services Inc.*            675           3,848
  InterMune Pharmaceuticals Inc.*                 143           3,003
  International Multifoods Corporation            350           6,738
  Interstate Bakeries Corporation                 720          11,002
  IntraBiotics Pharmaceuticals Inc.*              155             329
  Invacare Corp.                                  491          19,404
  Invitrogen Corporation*                         635          34,830
  Isis Pharmaceuticals, Inc.*                     759           7,021
  i-STAT Corp.*                                   333           6,618
  ITT Educational Services, Inc.*                 291           7,886
  Kelly Services, Inc.                            350           8,253
  kforce.com Inc.*                                787           4,181
  Korn/Ferry International*                       764          12,812
  Kos Pharmaceuticals Inc.*                       194           3,407
  K-V Pharmaceutical Company*                     368           7,297
  Labor Ready, Inc.*                              702           2,211
  Laboratory Corporation of America
     Holdings*                                    352          42,328
  Lance, Inc.                                     518           5,828
  Learning Tree International, Inc.*              222           4,600
  Lexicon Genetics, Inc.*                         206           1,352
  Lifepoint Hospitals, Inc.*                      651          23,273
  Ligand Pharmaceuticals Inc.*                  1,082          10,583
  Lincare Holdings Inc.*                          838          44,362
  Luminex Corporation*                             95           1,752
  Lynx Therapeutics Inc.*                         203           1,710
  Mail-Well, Inc.*                                960           4,675
  Manor Care, Inc.*                             1,661          33,884
  Martek Biosciences Corp.*                       362           5,611
  Matrix Pharmaceutical, Inc.*                    492           4,428
  Maxim Pharmaceuticals, Inc.*                    431           2,896
  MAXIMUS, Inc.*                                  233           6,899
  Maxygen Inc.*                                   154           1,865
  McGrath RentCorp                                183           4,003
                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Medicis Pharmaceutical Corporation*             601  $       26,937
  MedQuist, Inc.*                                 283           6,138
  MemberWorks Inc.*                               201           4,724
  Mentor Corporation                              446          10,035
  META Group, Inc.*                               170             233
  MGI Pharma, Inc.*                               338           3,697
  Michael Foods, Inc.                             275           8,216
  Microvision, Inc.*                              226           3,432
  Mid Atlantic Medical Services, Inc.*            919          18,656
  Midas Inc.                                      319           4,179
  Miravant Medical Technologies*                  287           2,296
  Modis Professional Services Inc.*             1,878           8,639
  Mount10 Inc.*                                    23             244
  Myriad Genetics, Inc.*                          386          15,657
  Nabi*                                           705           4,362
  Nanogen Inc.*                                   296           1,980
  National Processing, Inc.*                      125           2,324
  NationsRent Inc.*                               758             758
  Navigant Consulting Inc.*                       759           5,055
  NBTY Inc.*                                    1,162           9,877
  NCO Group Inc.*                                 396          10,123
  NeoRx Corp.*                                    418           1,750
  Neose Technologies, Inc.*                       225           5,513
  Neurocrine Biosciences, Inc.*                   433           8,931
  Neurogen Corp.*                                 265           6,261
  New England Business Service, Inc.              255           4,718
  Nexell Therapeutics Inc.*                       155             218
  Noven Pharmaceuticals, Inc.*                    392          11,099
  Novoste Corp.*                                  304           5,339
  NPS Pharmaceuticals, Inc.*                      423           8,883
  Oakley, Inc.*                                   465           8,263
  Ocular Sciences Inc.*                           329           5,860
  Omnicare, Inc.                                1,903          40,819
  On Assignment, Inc.*                            456           9,519
  ORATEC Interventions Inc.*                       90             726
  Orchid Biosciences Inc.*                        125             594
  Organogenesis Inc.*                             703           5,729
  Orthodontic Centers of America, Inc.*           842          17,261
  OSI Pharmaceuticals, Inc.*                      520          20,605
  Paradigm Genetics, Inc.*                        104             572
  PAREXEL International Corp.*                    517           6,430
  Pennzoil-Quaker State Company                 1,620          22,680
  Peregrine Pharmaceuticals, Inc.*              1,664           2,444
  Performance Food Group Company*                 272          14,280
  Perrigo Co.*                                  1,275          12,591
  Pharmaceutical Product
     Development, Inc.*                           382          16,092
  Pharmacopeia, Inc.*                             388           6,936
  Pharmacyclics, Inc.*                            329           7,403
  Photogen Technologies, Inc.*                    186             366

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Pilgrim's Pride Corp.                           334  $        3,290
  Playtex Products, Inc.*                         591           5,431
  Plexus Corp.*                                   762          19,526
  PolyMedica Corporation*                         212           4,823
  Praecis Pharmaceuticals Inc.*                   166           3,310
  Pre-Paid Legal Services, Inc.*                  394           4,082
  Priority Healthcare Corporation-
     Class B*                                     463          17,478
  Professional Detailing Inc.*                     83           5,124
  Profit Recovery Group
     International, Inc. (The)*                   845           5,281
  ProsoftTraining.com Inc.*                       363           2,859
  Protection One Inc.*                            405             502
  Province Healthcare Company*                    627          19,084
  PSS World Medical Inc.*                       1,467           6,556
  Quorum Health Group, Inc.*                    1,464          22,235
  Ralcorp Holdings, Inc.*                         578          10,346
  Regeneron Pharmaceuticals, Inc.*                376           8,343
  RehabCare Group, Inc.*                          262          10,794
  Renal Care Group Inc.*                          940          25,211
  Rent-A-Center, Inc.*                            349          16,032
  Rent-Way, Inc.*                                 493           2,549
  Res-Care, Inc.*                                 400           2,000
  ResMed Inc.*                                    622          25,129
  Respironics, Inc.*                              682          20,801
  Revlon, Inc.*                                   181             834
  Ribozyme Pharmaceuticals, Inc.*                 184           1,139
  Rica Foods Inc.*                                147             500
  RightCHOICE Managed Care, Inc.*                  76           2,580
  Riviana Foods Inc.                              144           2,304
  Rollins, Inc.                                   350           6,755
  Ruddick Corp.                                   620           8,494
  Russ Berrie and Company Inc.                    208           5,246
  Sangstat Medical Corporation*                   326           2,893
  Schein (Henry), Inc.*                           469          17,236
  SciClone Pharmaceuticals, Inc.*                 636           2,663
  Scotts Co. (The)*                               318          12,100
  Seaboard Corp.                                    7           1,253
  Seminis, Inc.*                                  255             430
  Sensient Technologies Corporation               938          21,368
  Sequenom, Inc.*                                 108             918
  Service Corp. International*                  5,637          26,776
  Sicor Inc.*                                     868          12,098
  Smithfield Foods, Inc.*                       1,130          36,725
  Smucker (J.M.) Co.                              448          11,738
  Sodexho Marriott Services Inc*                  671          19,493
  Sonic Innovations Inc.*                          70             284
  SonoSite Inc.*                                  193           2,183
  Sotheby's Holdings, Inc.*                       855          15,706
  Source Information Management Co.*              216             965
                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Spherion Corporation*                         1,197  $        8,307
  STAAR Surgical Co.*                             253           1,083
  Standard Register Co. (The)                     266           4,336
  Star Scientific Inc.*                           406             584
  StarTek Inc.*                                   147           2,082
  STERIS Corp.*                                 1,396          19,684
  Stewart Enterprises, Inc.*                    1,947           9,674
  Strayer Education, Inc.                         149           5,215
  Suiza Foods Corp.*                              587          28,229
  Sunrise Assisted Living, Inc.*                  384           7,560
  Sunrise Technologies
     International, Inc.*                         984           1,845
  SuperGen, Inc.*                                 528           5,445
  SurModics Inc.*                                 249           8,964
  Sylvan Learning Systems, Inc.*                  643          13,262
  Syncor International Corporation*               407          13,126
  Targeted Genetics Corporation*                  549           2,333
  Tejon Ranch Co.*                                131           3,236
  Texas Biotechnology Corporation*                843           4,257
  The Management Network Group Inc.*              112             567
  The Robert Mondavi Corporation*                 164           7,349
  The Yankee Candle Company*                      299           3,938
  Theragenics Corporation*                        540           3,451
  Thoratec Laboratories Corporation*              574           4,879
  Titan Pharmaceuticals, Inc.*                    475          10,545
  Transkaryotic Therapies, Inc.*                  412           7,236
  Triad Hospitals Inc.*                           706          19,945
  Triangle Pharmaceuticals, Inc.*                 678           3,899
  Trico Marine Services, Inc.*                    475           7,125
  Trimeris Inc.*                                  323           9,690
  Tularik Inc.*                                   226           4,294
  Tupperware Corp.                              1,192          28,441
  Twinlab Corporation*                            440             578
  United Natural Foods, Inc.*                     181           2,545
  United Rentals Inc.*                            688          11,235
  United Therapeutics Corporation*                282           4,917
  Universal Corp.                                 578          22,791
  US Oncology Inc.*                             1,490          12,106
  Valentis Inc.*                                  601           3,043
  Varian Medical Systems*                         651          39,581
  Vasomedical, Inc.*                            1,028           3,919
  VaxGen, Inc.*                                   164           3,321
  Vector Group Ltd.                               270           5,670
  Ventana Medical Systems, Inc.*                  195           4,534
  Vical Inc.*                                     408           3,902
  VISX Inc.*                                    1,111          19,076
  Vital Signs, Inc.                               114           3,662
  VIVUS, Inc.*                                    666           2,964
  Volt Information Sciences, Inc.*                167           3,004
  Wackenhut Corporation*                          188           2,692

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
CONSUMER NON-CYCLICAL - 16.87%
(CONTINUED)
  Wallace Computer Services, Inc.                 774  $       12,578
  West Pharmaceutical Services, Inc.              214           4,997
  Whole Foods Market, Inc.*                       542          22,832
  Wild Oats Markets, Inc.*                        396           3,576
  Zoll Medical Corporation*                       175           6,103
                                                       --------------
                                                            3,211,584
                                                       --------------
DIVERSIFIED - 0.10%
  Terremark Worldwide Inc.*                     2,581           6,453
  Triarc Companies Inc.*                          280           6,888
  Walter Industries, Inc.                         679           5,839
                                                       --------------
                                                               19,180
                                                       --------------
ENERGY - 3.99%
  Arch Coal Inc.                                  344          10,313
  Atwood Oceanics, Inc.*                          182           7,447
  Barrett Resources Corporation*                  594          35,670
  Belco Oil & Gas Corp.*                          330           2,904
  Berry Petroleum Company                         385           5,005
  Cabot Oil & Gas Corporaiton                     495          13,365
  Cal Dive International Inc.*                    498          12,637
  Callon Petroleum Co.*                           126           1,556
  Carbo Ceramics Inc.                             100           3,375
  Chesapeake Energy Corporation*                2,096          18,550
  Clayton Williams Energy, Inc.*                   90           1,665
  Comstock Resources, Inc.*                       415           4,669
  Consol Energy Inc.                              522          18,009
  Cross Timbers Oil Company                     1,474          36,482
  Denbury Resources Inc.*                         335           2,714
  Dril-Quip, Inc.*                                190           4,560
  EEX Corporation*                                595           2,196
  Evergreen Resources, Inc.*                      277          10,473
  Forest Oil Corporation*                         555          16,595
  Friede Goldman Halter, Inc.*                    609           1,492
  Frontier Oil Corporation*                       566           4,358
  FuelCell Energy Inc.*                           188           9,494
  Grey Wolf, Inc.*                              3,695          24,018
  Gulf Island Fabrication Inc.*                   159           3,021
  Horizon Offshore Inc.*                          183           4,529
  Houston Exploration Company*                    177           5,310
  HS Resources, Inc.*                             343          15,435
  Input/Output, Inc.*                             794           7,424
  Key Energy Group, Inc.*                       1,844          19,731
  Key Production Co., Inc.*                       201           4,171
  Lone Star Technologies, Inc.*                   490          20,948
  Louis Dreyfus Natural Gas Corporation*          413          15,281
  McMoRan Exploration Co.*                        326           4,580
  Meridian Resource Corporation*                  332           2,367
  Midcoast Energy Resources, Inc.                 227           6,016
                                               SHARES           VALUE

                                                     ----------------
ENERGY - 3.99% (CONTINUED)
  Mitchell Energy & Development Corp.             422  $       22,155
  Newpark Resources, Inc.*                      1,430          12,856
  Nuevo Energy Co.*                               315           5,582
  Oceaneering International, Inc.*                429           9,224
  Parker Drilling Co.*                          1,427           9,133
  Patina Oil & Gas Corporation                    247           6,595
  Patterson Energy Inc.*                          703          22,232
  Penn Virginia Corp.                             143           5,332
  Pioneer National Resources Company*           2,068          32,468
  Plains Resources Inc.*                          328           6,888
  Pogo Producing Co.                              834          24,611
  Prima Energy Corp.*                             182           5,517
  Prize Energy Corporation*                        60           1,224
  Pure Resources, Inc.*                         1,033          19,937
  RPC, Inc.                                       273           3,352
  Seacor Smit, Inc.*                              348          15,730
  Seitel, Inc.*                                   379           7,049
  Spinnaker Exploration Company*                  166           7,254
  St. Mary Land & Exploration Company             577          13,415
  Stone Energy Corp.*                             454          22,369
  Superior Energy Services, Inc.*                 917           9,972
  Swift Energy Co.*                               397          12,720
  Syntroleum Corporation*                         599           8,648
  Tesoro Petroleum Corporation*                   649           8,080
  Tom Brown Inc.*                                 576          19,008
  TransMontaigne Inc.*                            546           1,938
  Unit Corporation*                               658          10,890
  Universal Compression Holdings, Inc.*           149           5,215
  UTI Energy Corporation*                         580          17,545
  Veritas DGC Inc.*                               561          17,924
  Vintage Petroleum, Inc.                       1,006          20,472
  WD-40 Co.                                       270           5,400
  Western Gas Resources, Inc.                     409          13,190
                                                       --------------
                                                              760,285
                                                       --------------
FINANCIAL - 19.03%
  1st Source Corporation                          238           4,448
  ADVANTA Corporation - Class A                   449           7,100
  Affiliated Mangers Group Inc.*                  461          21,667
  Alabama National BanCorporation                 172           5,160
  Alexander's, Inc.*                               68           4,151
  Alexandria Real Estate Equities Inc.            255           9,626
  Alfa Corporation                                808          15,302
  Alleghany Corporation*                          100          19,992
  Allied Capital Corporation                    1,652          33,247
  AMCORE Financial, Inc.                          555          11,204
  American Captial Strategies Ltd.                447          11,371
  American Financial Holdings Inc.                587          12,547
  American Industrial Properties REIT             366           4,637
  American National Insurance Co.                 210          14,451

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCIAL - 19.03% (CONTINUED)
  AmeriCredit Corp.*                            1,578  $       51,175
  Amli Residential Properties Trust               305           6,802
  Ampal-American Israel Corporation*              390           1,999
  Anchor BanCorp Wisconsin Inc.                   508           7,049
  Andover Bancorp, Inc.                           133           4,505
  Arden Realty, Inc.                            1,228          28,981
  Area Bancshares Corporation                     289           4,606
  Argonaut Group, Inc.                            361           5,731
  Astoria Financial Corporation                   944          50,445
  Baldwin & Lyons, Inc.                           237           5,110
  BancFirst Corp.                                  85           3,347
  BancorpSouth, Inc.                            1,746          25,754
  Bank of Granite Corporation                     235           4,979
  Bank United Corp.*                              670             168
  BankAtlantic Bancorp - Class A                  472           3,021
  Bay View Capital Corporation                    582           2,759
  Bedford Property Investors, Inc.                378           7,091
  Berkley (W. R.) Corp.                           358          16,132
  Blackrock, Inc.*                                371          13,356
  Blanch (E.W.) Holdings, Inc.                    273           2,170
  BOK Financial Corp.*                            216           5,306
  Boykin Lodging Co.                              353           3,918
  Brandywine Realty Trust                         700          13,930
  BRE Properties, Inc.                            930          26,961
  Brookline Bancorp Inc.                          266           3,525
  Brown & Brown, Inc.                             449          15,288
  BSB Bancorp, Inc.                               191           3,593
  Burnham Pacific Properties, Inc.                667           3,195
  Cabot Industrial Trust                          838          16,257
  Camden Property Trust                           788          26,201
  Capital Automotive REIT                         428           6,848
  Capital City Bank Group Inc.                     84           2,116
  Capitol Federal Financial                       711          11,332
  Capstead Mortgage Corporation                   362           4,844
  Catellus Development Corporation*             2,202          34,682
  Cathay Bancorp, Inc.                            186           9,044
  CB Richard Ellis Services, Inc.*                420           6,308
  CBL & Associates Properties, Inc.               514          13,672
  Centerpoint Properties Trust                    428          19,966
  Century South Banks, Inc.                       230           7,432
  Charter Municipal Mortgage Acceptance
     Company                                      424           6,458
  Chateau Communities, Inc.                       442          13,371
  Chelsea Property Group, Inc.                    329          13,884
  Chemical Financial Corporation                  293           6,593
  Chittenden Corp.                                576          17,971
  Citizens Banking Corp.                          979          26,127
  City Bank                                       192           3,984
  CNA Surety Corporation                          340           4,515
  Colonial BancGroup, Inc. (The)                2,001          26,013
                                               SHARES           VALUE

                                                     ----------------
FINANCIAL - 19.03% (CONTINUED)
  Colonial Properties Trust                       445  $       11,948
  Commerce Bancorp Inc                            636          38,160
  Commerce Group Inc                              516          16,512
  Commercial Federal Corporation                1,152          25,690
  Commercial Net Lease Realty, Inc                626           7,387
  Community First Bankshares, Inc.                991          20,006
  CompuCredit Corporation*                        253           1,905
  Cornerstone Realty Income Trust Inc.            807           8,538
  Corrections Corporation of America*           5,285           4,228
  CORUS Bankshares, Inc.                          190           9,690
  Cousins Properties Inc.                         808          20,208
  CPB Inc.                                        166           4,783
  Crawford & Company                              729           9,805
  Credit Acceptance Corporation*                  344           1,828
  Cullen/Frost Bankers, Inc.                    1,077          36,887
  CVB Financial Corp.                             393           6,276
  Delphi Financial Group, Inc.                    306           9,058
  Developers Diversified Realty Corp.           1,184          17,405
  Dime Community Bancorp, Inc.                    253           6,894
  Doral Financial Corporation                     661          19,830
  Downey Financial Corp.                          438          19,841
  DVI, Inc.*                                      200           3,084
  East West Bancorp Inc.                          465           8,951
  EastGroup Properties Inc                        322           7,583
  Eaton Vance Corp.                             1,223          37,974
  Entertainment Properties Trust                  307           4,372
  Equity Inns, Inc.                               757           5,927
  Essex Property Trust, Inc.                      376          18,067
  F & M National Corp.                            512          19,507
  F&M Bancorp                                     221           5,939
  F.N.B. Corp.                                    453          10,872
  Farmers Capital Bank Corp.                      129           4,515
  FBL Financial Group, Inc.                       199           3,104
  Federal Realty Investment Trust                 813          15,902
  FelCor Lodging Trust, Inc.                      962          22,078
  Fidelity National Financial, Inc.             1,104          29,554
  Financial Federal Corp.*                        222           5,439
  FINOVA Group Inc.                             1,266           2,279
  First American Financial Corp. (The)          1,134          29,484
  First Busey Corp.                               186           3,720
  First Charter Corporation                       648          10,085
  First Citizens BancShares, Inc.                 122          12,505
  First Commonwealth Financial
     Corporation                                1,200          13,740
  First Federal Capital Corporation               306           4,284
  First Financial Bancorp                         764          11,466
  First Financial Bankshares, Inc.                204           6,783
  First Financial Corp.                           138           5,520
  First Financial Holdings, Inc.                  275           5,500
  First Indiana Corporation                       191           5,014
  First Industrial Realty Trust, Inc.             799          25,280

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCIAL - 19.03% (CONTINUED)
  First Merchants Corporation                     240  $        5,535
  First Midwest Bancorp, Inc.                     848          23,871
  First Niagara Financial Group, Inc.             251           2,808
  First Sentinel Bancorp                          730           8,121
  FirstBank Puerto Rico                           435          11,267
  FirstFed Financial Corp.*                       355           9,940
  Forest City Enterprises, Inc.                   326          14,784
  Franchise Finance Corporation of
     America                                    1,164          29,007
  Fremont General Corp.                         1,199           4,652
  Friedman, Billings, Ramsey Group Inc.*          492           2,696
  Frontier Financial Corporation                  314           7,516
  Fulton Financial Corporation                  1,476          29,981
  Gabelli Asset Management, Inc.*                 112           3,752
  Gables Residential Trust                        494          14,331
  Gallagher (Arthur J.) & Company               1,562          43,267
  GBC Bancorp                                     220           6,270
  Glenborough Realty Trust Inc.                   602          10,475
  Glimcher Realty Trust                           490           7,404
  Gold Banc Corporation, Inc.                     606           4,261
  Great American Financial Resources
     Inc.                                         148           2,664
  Great Lakes REIT Inc.                           339           5,739
  Greater Bay Bancorp                             761          19,168
  Hancock Holding Company                         188           8,166
  Harbor Florida Bancorp, Inc.                    466           7,456
  Harleysville Group Inc.                         271           6,013
  Harleysville National Corp.                     173           6,488
  HCC Insurance Holdings, Inc.                    849          22,456
  Health Care Property Investors, Inc.            998          33,852
  Health Care REIT, Inc.                          590          12,272
  Healthcare Realty Trust Inc.                    829          19,979
  Highwoods Properties, Inc.                    1,222          30,122
  Hilb, Rogal & Hamilton Co.                      270           9,450
  Home Properties of New York, Inc.               423          12,056
  Horace Mann Educators Corporation               841          14,886
  Hospitality Properties Trust                  1,044          27,562
  HRP Properties Trust                          2,725          22,563
  Hudson United Bancorp                         1,136          25,787
  Independence Community Bank
     Corporation                                1,353          23,593
  Independent Bank Corp.                          247           3,705
  IndyMac Mortgage Holdings Inc.*               1,399          40,207
  Innkeepers USA Trust                            716           8,019
  Insignia Financial Group, Inc.*                 373           4,401
  Integra Bank Corporation                        356           7,432
  International Bancshares Corp.                  321          12,278
  Investment Technology Group, Inc.*              571          29,235
  Investors Financial Services Corp.              606          35,527
  IRT Property Company                            655           6,026
  Irwin Financial Corporation                     218           4,605
  JDN Realty Corp.                                691           7,815
  Jefferies Group, Inc.                           505          14,569
                                               SHARES           VALUE

                                                     ----------------
FINANCIAL - 19.03% (CONTINUED)
  John Nuveen Company                             138  $        7,452
  Jones Lang LaSalle Inc.*                        628           8,070
  JP Realty, Inc.                                 253           4,916
  Kansas City Life Insurance Co.                  141           5,041
  Kilroy Realty Corporation                       542          14,531
  Koger Equity, Inc.                              549           7,686
  LaBranche & Company Inc.*                       764          24,570
  LandAmerica Financial Group, Inc                204           7,258
  LaSalle Hotel Properties                        220           3,562
  Leucadia National Corp.                         781          25,125
  Lexington Corporate Properties, Inc.            353           4,554
  Liberty Financial Companies, Inc.               283          11,773
  LNR Property Corporation                        463          13,126
  Macerich Co. (The)                              648          14,224
  MAF Bancorp, Inc.                               484          13,250
  Manufactured Home Communities, Inc.             372          10,044
  Markel Corporation*                             117          21,879
  Medallion Financial Corp.                       233           2,359
  Medical Assurance Inc.*                         381           4,686
  Meditrust Corporation*                        2,949          12,032
  Mercury General Corp.                           551          17,908
  Meristar Hospitality Corporation                728          14,560
  Metris Companies Inc.                         1,225          25,456
  Mid-America Apartment Communities Inc.          364           8,183
  Mid-America Bancorp                             231           5,313
  Mid-State Bancshares                            460           7,015
  Mississippi Valley Bancshares, Inc.             129           4,452
  Morgan Keegan, Inc.                             452          12,227
  National Golf Properties, Inc.                  274           6,784
  National Health Investors Inc.*                 503           5,850
  National Penn Bancshares, Inc.                  382           9,192
  National Western Life Insurance Co.*             41           3,629
  Nationwide Health Properties, Inc.              954          15,922
  NBT Bancorp Inc.                                407           6,792
  NCO Portfolio Management*                        10              64
  New Plan Excel Realty Trust                   1,810          28,960
  New York Community Bancorp, Inc.                579          16,791
  Northwest Bancorp, Inc.                         298           2,943
  OceanFirst Financial Corporation                243           5,650
  Ocwen Financial Corporation*                    692           5,875
  Ohio Casualty Corporation*                    1,240          11,664
  Old Kent Financial Corp.                          4             152
  Omega Financial Corp.                           180           4,905
  Oriental Financial Group Inc.                   234           3,124
  Pacific Capital Bancorp                         518          14,860
  Pacific Gulf Properties Inc.                    383           2,164
  Pacific Northwest Bancorp                       284           5,503
  Pan Pacific Retail Properties Inc.              403           8,926
  Park National Corp.                             179          15,528
  Parkway Properties, Inc.                        203           5,826

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
FINANCIAL - 19.03% (CONTINUED)
  Pennsylvania Real Estate Investment
     Trust                                        253  $        5,313
  People's Bank                                   569          14,652
  PFF Bancorp, Inc.                               267           6,124
  Philadelphia Consolidated Holding
     Corp.*                                       129           3,564
  PICO Holdings, Inc.*                            274           3,836
  PMA Capital Corporation                         349           6,064
  Prentiss Properties Trust                       747          18,414
  Presidential Life Corporation                   420           6,930
  Prime Group Realty Trust                        195           2,722
  Promistar Financial Corporation                 343           6,560
  Provident Bankshares Corporation                526          11,769
  Provident Financial Group, Inc.                 452          12,713
  PS Business Parks Inc                           481          13,059
  R&G Financial Corporation                       209           3,449
  Raymond James Financial, Inc.                   815          22,657
  Realty Income Corp.                             550          14,575
  Reckson Associates Realty Corporation           931          20,761
  Regency Centers Corporation                     638          15,950
  Reliance Group Holdings                         957              23
  Republic Bancorp Inc.                         1,026          12,633
  RFS Hotel Investors Inc.                        505           7,312
  Richmond County Financial Corporation           609          17,889
  Riggs National Corp.                            394           6,255
  RLI Corp.                                       162           6,616
  Roslyn Bancorp, Inc.                          1,345          30,263
  S&T Bancorp, Inc.                               556          12,866
  Sandy Spring Bancorp Inc.                       197           6,021
  Santander BanCorp                               170           3,230
  Saul Centers, Inc.                              224           4,099
  SCPIE Holdings Inc.                             193           3,918
  Seacoast Financial Services
     Corporation                                  523           7,289
  Security Capital Group Inc.*                    635          13,176
  Selective Insurance Group, Inc.                 534          12,407
  Senior Housing Properties Trust                 268           3,020
  Shurgard Storage Centers, Inc.                  605          15,972
  Silicon Valley Bancshares*                      845          19,858
  Sky Financial Group Inc.                      1,748          29,825
  SL Green Realty Corporation                     448          12,298
  Smith (Charles E.) Residential
     Realty, Inc.                                 435          19,788
  Southwest Bancorporation of
     Texas, Inc.*                                 584          18,323
  Southwest Securities Group, Inc.                327           6,108
  Sovran Self Storage, Inc.                       249           6,101
  StanCorp Financial Group                        656          27,618
  State Auto Financial Corp.                      248           3,767
  Staten Island Bancorp Inc.                      755          18,800
  Sterling Bancshares, Inc.                       539           9,433
  Stewart Information Services Corp.*             212           3,562
  Stockwalk.com Group, Inc.*                      126             221
  Storage USA, Inc.                               567          18,473
  Student Loan Corp.                               82           5,730
                                               SHARES           VALUE

                                                     ----------------
FINANCIAL - 19.03% (CONTINUED)
  Summit Properties Inc.                          513  $       12,569
  Sun Communities, Inc.                           360          11,880
  Susquehanna Bancshares, Inc.                    810          14,580
  Tanger Factory Outlet Centers, Inc.             107           2,210
  Taubman Centers, Inc.                           699           8,423
  Texas Regional Bancshares, Inc.                 330          11,426
  The Midland Company                              89           2,826
  The Mills Corporation                           319           6,664
  The South Financial Group, Inc.                 889          12,668
  Town & Country Trust (The)                      328           6,248
  Trammell Crow Company*                          505           6,010
  Triad Guaranty Inc.*                            274           9,093
  Trust Company of New Jersey                     334           5,595
  TrustCo Bank Corp                             1,269          16,338
  Trustmark Corp.                               1,246          25,855
  Tucker Anthony Sutro                            345           6,538
  U.S.B. Holding Co., Inc.                        196           2,577
  UCBH Holdings, Inc.                             192           9,348
  UICI*                                           773           6,787
  UMB Financial Corp.                             330          12,540
  United Bankshares, Inc.                         712          15,753
  United Community Financial Corp.                643           4,260
  United Dominion Realty Trust, Inc.            2,130          27,051
  United National Bancorp                         324           6,480
  Vencor, Inc.                                  1,242          10,557
  W Holding Company Inc.                          570           6,733
  Wachovia Corp.                                  125           7,531
  Washington Federal, Inc.                      1,224          30,065
  Washington Real Estate Investment
     Trust                                        737          17,202
  Webster Financial Corporation                   918          26,909
  Weingarten Realty Investors                     552          23,350
  Wesbanco, Inc.                                  393           7,172
  Westamerica Bancorporation                      750          28,313
  Westcorp Inc.                                   181           3,149
  Westfield America Inc.                          596           9,673
  WFS Financial Inc.*                             186           3,278
  Whitney Holding Corporation                     467          18,476
  Wit Soundview Group Inc.*                     1,663           4,989
  Zenith National Insurance Corporation           190           4,484
                                                       --------------
                                                            3,622,815
                                                       --------------
INDUSTRIAL - 12.18%
  AAR Corporation                                 556           7,095
  ACT Manufacturing, Inc.*                        223           2,439
  Actuant Corporation*                            162           2,633
  Advanced Energy Industries, Inc.*               238           6,143
  Advanced Lighting Technologies, Inc.*           294           1,562
  AGCO Corporation                              1,230          11,808
  Airborne, Inc.                                1,005          10,221
  Albany International
     Corporation - Class A*                       359           6,606

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
INDUSTRIAL - 12.18% (CONTINUED)
  Alexander & Baldwin, Inc.                       852  $       18,212
  Alliant Techsystems Inc.*                       299          26,476
  AMERCO*                                         175           3,719
  American Superconductor Corporation*            400           6,425
  American Technical Ceramics
     Corporation*                                  63             551
  AMETEK, Inc.                                    661          18,244
  Analogic Corporation                            128           5,752
  Applied Industrial Technologies Inc.            416           6,822
  AptarGroup, Inc.                                739          22,517
  Arkansas Best Corporation*                      322           5,072
  Armor Holdings Inc.*                            350           6,160
  Armstrong Holdings, Inc.                        783           3,171
  Arnold Industries, Inc.                         420           8,006
  Artesyn Technologies Inc*                       664           7,180
  Astec Industries, Inc.*                         316           4,128
  Atlas Air, Inc.*                                319           8,980
  Baldor Electric Co.                             491          10,336
  Ball Corporation                                604          27,705
  Barnes Group Inc.                               343           6,517
  Bel Fuse, Inc.                                  175           4,080
  Belden Inc.                                     502          10,065
  Benchmark Electronics, Inc.*                    355           6,923
  Blount International, Inc.*                      77             339
  Brady (W.H.) Co.                                366          12,334
  Briggs & Stratton Corp.                         456          17,497
  Brooks Automation, Inc.*                        346          13,754
  C&D Technologies Inc.                           531          14,656
  Calgon Carbon Corporation                       705           5,273
  Carlisle Companies, Inc.                        624          20,355
  Castella Waste Systems
     Inc. - Class A*                              406           3,629
  Centex Construction Products Inc.               149           4,187
  Checkpoint Systems, Inc.*                       592           5,594
  CLARCOR Inc.                                    500          11,550
  CNF, Inc.                                     1,002          28,948
  Coherent, Inc.*                                 523          18,567
  Columbus McKinnon Corporation                   257           2,008
  Comfort Systems USA Inc.*                       597           1,457
  Commercial Metals Company                       285           7,154
  Concord Camera Corp.*                           434           3,065
  CoorsTek, Inc.*                                  53           1,461
  CTS Corp.                                       574          11,911
  Cubic Corporation                                42           1,071
  Cummins Engine Company, Inc.                    856          32,134
  CUNO Inc.*                                      335           9,715
  Curtiss-Wright Corp.                            100           4,825
  CyberOptics Corporation*                        140           1,470
  Cymer, Inc*                                     601          13,000
  Dal-Tile International Inc.*                  1,133          17,052
  DDi Corporation*                                241           4,067
  Dionex Corp.*                                   455          14,304
                                               SHARES           VALUE

                                                     ----------------
INDUSTRIAL - 12.18% (CONTINUED)
  Donaldson Company, Inc.                         822  $       21,939
  DSP Group, Inc.*                                549           8,510
  EarthShell Corporation*                         602           1,505
  EGL Inc.*                                       574          13,991
  Elcor Corp.                                     402           5,620
  Electro Scientific Industries, Inc.*            552          15,491
  Emcor Group Inc.*                               189           5,789
  Energy Conversion Devices, Inc.*                274           6,713
  ESCO Technologies Inc.*                         234           5,841
  Esterline Technologies Corporation*             358           7,787
  Excel Technology, Inc.*                         185           3,261
  Federal Signal Corporation                      935          18,261
  FEI Company*                                    289           6,376
  Fisher Scientific International Inc.*           828          29,344
  Florida Rock Industries, Inc.                   382          15,074
  Flowserve Corp.*                                775          17,391
  Forward Air Corporation*                        282           9,218
  Foster Wheeler Corporation                      791          14,206
  Franklin Electric Co., Inc.                      88           6,303
  Fritz Companies, Inc.*                          436           4,769
  Gardner Denver, Inc.*                           270           5,292
  Gaylord Container Corp.*                      1,140           1,322
  GenCorp Inc.                                    694           7,370
  General Cable Corporation                       617           6,694
  Genlyte Group Inc.*                             248           6,836
  GenRad, Inc.*                                   557           4,456
  Gentek, Inc.                                    130           1,690
  Gerber Scientific, Inc.                         403           2,688
  Graco Inc.                                      627          17,556
  Granite Construction Inc.                       392          13,320
  Greif Brothers Corp.                            276           7,763
  Griffon Corp.*                                  537           4,242
  Harsco Corporation                              824          20,196
  Heartland Express, Inc.*                        302           7,626
  HEICO Corp.                                     154           2,364
  HEICO Corp. Class A                              10             133
  Hexcel Corporation*                             384           3,821
  Hunt (J.B.) Transport Services, Inc.*           356           5,563
  Identix Inc.*                                   493           4,181
  IDEX Corp.                                      614          17,794
  II-VI Inc.*                                     189           2,386
  Imation Corporation*                            734          16,464
  Insituform Technologies, Inc.*                  388          12,659
  Interlink Electronics*                          216             797
  Interlogix Inc.*                                241           6,266
  Interpool, Inc.                                 254           3,696
  Ionics, Inc.*                                   335           8,710
  Ivex Packaging Corporation*                     419           5,761
  Jacobs Engineering Group Inc.*                  465          26,970
  JLG Industries, Inc.                            847          11,011

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
INDUSTRIAL - 12.18% (CONTINUED)
  Kaman Corporation                               458  $        7,500
  Kaydon Corporation                              620          16,728
  Keithley Instruments, Inc.                      167           2,705
  Kennametal Inc.                                 626          17,215
  Kent Electronics Corporation*                   586          10,548
  Kirby Corp.*                                    503          10,060
  Knight Transportation, Inc.*                    143           3,486
  Lancaster Colony Corporation                    647          18,803
  Landstar System, Inc.*                          181          12,263
  Lawson Products, Inc.                           112           2,772
  Lennox International Inc.                       831           8,559
  Lincoln Electric Holdings, Inc.                 718          15,437
  Lindsay Manufacturing Co.                       250           4,625
  Liqui-Box Corporation                            62           2,635
  Littelfuse, Inc.*                               407          10,226
  M.S. Carriers, Inc.*                            177           5,421
  MagneTek, Inc.*                                 391           3,687
  Manitowoc Co., Inc. (The)                       509          12,623
  Matthews International Corp.                    291           9,521
  Maverick Tube Corp.*                            464           9,558
  Meade Instruments Corporation*                  173             714
  Mechanical Technology Incorporated*             476           2,083
  Metals USA Inc.                                 519           1,401
  Methode Electronics, Inc.                       735          13,184
  Mettler-Toledo International Inc.*              799          32,887
  Milacron Inc.                                   726          13,148
  Mine Safety Appliances Co.                      192           4,906
  Molecular Devices Corp.*                        261          11,876
  Moog Inc.*                                      150           5,325
  Mueller Industries, Inc*                        704          21,148
  Myers Industries, Inc.                          337           4,550
  NACCO Industries, Inc.                          132           8,218
  National Service Industries, Inc.               842          19,745
  NCH Corporation                                  50           2,381
  NCI Building Systems, Inc.*                     372           6,287
  Newport News Shipbuilding Inc.                  623          30,465
  Nordson Corporation                             578          15,028
  Nortek, Inc.*                                   194           5,306
  NS Group, Inc.*                                 342           3,813
  Offshore Logistics, Inc.*                       435          10,793
  Orbital Sciences Corporation*                   773           4,638
  Overseas Shipholding Group, Inc.                522          14,350
  Owens Corning*                                1,049           3,357
  Packaging Corporation of America*               962          12,698
  Packard BioScience Company*                     256           1,900
  Pactiv Corporation*                           3,423          41,453
  Park Electrochemical Corp.                      290           6,554
  PAXAR Corp.*                                    795           9,938
  Penn Engineering & Manufacturing Corp.          126           4,870
  Photon Dynamics, Inc.*                          239           5,049
                                               SHARES           VALUE

                                                     ----------------
INDUSTRIAL - 12.18% (CONTINUED)
  Pittston Company-Brink's Incorporated         1,069  $       23,197
  Polaroid Corp.*                                 928           3,953
  Polymer Group, Inc.                             427             764
  Precision Castparts Corporation               1,015          33,535
  Presstek Inc.*                                  573           6,231
  Quanex Corporation                              290           5,206
  Rayonier Inc.                                   563          23,252
  Rayovac Corp.*                                  568           9,912
  Regal-Beloit Corp.                              432           7,193
  REMEC, Inc.*                                    771           7,710
  Research Frontiers Inc.*                        207           3,778
  Roadway Express Inc.                            255           5,610
  Robbins & Myers, Inc.                           161           4,122
  Robotic Vision Systems, Inc.*                   714           1,740
  Rogers Corporation*                             308          10,937
  Roper Industries, Inc.                          625          22,370
  Ryder System, Inc.                            1,230          22,128
  SatCon Technology Corporation*                  156           1,580
  Sauer-Danfoss Inc.                              406           3,617
  SBS Technologies, Inc.*                         241           3,585
  Scott Technologies Inc.*                        260           5,753
  Sensormatic Electronics Corporation*          1,462          27,778
  Sequa Corporation*                              124           4,836
  Shaw Group Inc.*                                674          31,483
  Simpson Manufacturing Co., Inc.*                168           8,282
  SLI Inc.                                        359           2,998
  Smith (A.O.) Corporation                        434           8,476
  Snap-on, Inc.                                 1,207          35,148
  Spectra-Physics Lasers Inc.*                     72           1,080
  SPS Technologies, Inc.*                         261          11,761
  Standex International Corp.                     231           5,301
  Stericycle, Inc.*                               283          12,629
  Stewart & Stevenson Services, Inc.              578          12,572
  Stoneridge Inc.*                                259           1,904
  Sturm, Ruger & Co., Inc.                        401           3,938
  Superconductor Technologies Inc.*               362           1,855
  Swift Transportation Co., Inc.*                 888          16,428
  Technitrol, Inc.                                486          12,097
  Tecumseh Products Company                       328          15,860
  Teledyne Technologies Incorporated*             581           8,134
  Teleflex Inc.                                   787          32,220
  Tennant Co.                                     132           5,577
  Terex Corporation*                              534           9,265
  Tetra Tech, Inc.*                               715          14,479
  Texas Industries, Inc.                          435          12,628
  Thermo Fibertek Inc.*                           123             509
  Thomas Industries Inc.                          317           6,562
  Timken Co. (The)                              1,021          15,979
  Tredegar Industries, Inc.                       524           9,222
  Trex Company Inc.*                              114           3,535

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
INDUSTRIAL - 12.18% (CONTINUED)
  Trimble Navigation Ltd.*                        477  $        9,033
  Trinity Industries, Inc.                        798          15,561
  Triumph Group, Inc.*                            240           9,120
  U.S. Aggregates, Inc.*                          104             614
  U.S. Industries, Inc.*                        1,659           9,689
  UCAR International Inc.*                        965          11,194
  Universal Display Corporation*                  261           2,692
  Universal Electronics Inc.*                     283           4,670
  Universal Forest Products, Inc.                 224           3,388
  UNOVA Inc.*                                     889           2,658
  URS Corp.*                                      267           5,073
  USFreightways Corp.                             547          17,231
  Valence Technology, Inc.*                       618           2,820
  Valmont Industries, Inc.                        295           4,997
  Varian Inc.*                                    668          17,076
  Viasystems Group, Inc.*                         904           2,712
  Vicor Corp.*                                    403           8,262
  Wabtec Corporation                              571           7,252
  Washington Group International*                 670           1,045
  Waste Connections Inc.*                         362          10,430
  Watts Industries, Inc.                          342           5,711
  Werner Enterprises, Inc.                        575           9,847
  Wisconsin Central Transportation
     Corp.*                                     1,029          16,400
  Wolverine Tube Inc.*                            170           2,151
  Woodhead Industries, Inc.                       234           4,080
  Woodward Governor Company                       172           8,837
  Worthington Industries, Inc.                  1,459          13,569
  X-Rite, Incorporated                            348           3,414
  XTRA Corporation*                               247          11,782
  Yellow Corporation*                             512           8,768
  York International Corporation                  785          21,729
  Zebra Technologies Corporation*                 524          19,978
  Zygo Corporation*                               265           5,018
                                                       --------------
                                                            2,317,888
                                                       --------------
TECHNOLOGY - 6.98%
  3Dfx Interactive Inc.*                          512             160
  3DO Co. (The)*                                  573           1,146
  Actel Corporation*                              450           9,197
  Actuate Corporation*                          1,166          11,150
  ADE Corporation*                                196           2,769
  Adept Technology, Inc.*                         181           2,534
  Advanced Digital Information
     Corporation*                               1,062          18,386
  Advantage Learning Systems Inc.*                190           5,486
  Advent Software, Inc.*                          539          23,880
  Alliance Semiconductor Corporation*             536           6,231
  Allscripts Healthcare
     Solutions, Inc.*                             382           1,921
  ANADIGICS, Inc.*                                615           8,149
  Analysts International Corporation              427           2,215
  Appiant Technologies Inc.*                      192             600
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 6.98% (CONTINUED)
  AremisSoft Corporation*                         410  $        5,330
  Aspen Technology, Inc.*                         559          13,346
  Asyst Technologies, Inc.*                       635           8,255
  ATMI Inc.*                                      459           8,492
  Avant! Corporation*                             801          13,817
  Avid Technology, Inc.*                          480           6,420
  AVT Corporation*                                528           1,485
  AXT Inc.*                                       353           5,295
  BARRA, Inc.*                                    345          18,630
  Bell & Howell Co.*                              306           6,900
  BindView Development Corporation*               769           2,379
  Borland Software Corp.*                       1,133           7,896
  Bottomline Technologies Inc.*                   158           1,150
  Brio Technology Inc.*                           261           1,582
  Brooktrout Technology, Inc.*                    252           1,559
  BSQUARE Corporation*                            235           2,600
  CACI International Inc.*                        205           5,535
  Caliper Technologies Corporation*                93           1,500
  Cambridge Technology Partners Inc.*           1,086           4,073
  Caminus Corporation*                             91           1,860
  Carreker Corporation*                           209           3,971
  CCC Information Services Group Inc.*            455           3,939
  C-Cube Microsystems Inc.*                       860          10,589
  Celeritek, Inc.*                                207           2,639
  Cerner Corporation*                             515          17,639
  CIBER, Inc.*                                    950           4,636
  Cirrus Logic, Inc.*                           1,153          17,223
  Clarus Corporation*                             298           1,900
  Cognizant Technology Solutions
     Corporation*                                 124           3,728
  Cohu, Inc.                                      417           6,490
  Complete Business Solutions*                    512           4,746
  Computer Horizons Corp.*                        653           2,286
  Concord Communications Inc.*                    337           2,759
  Concurrent Computer Corporation*              1,089           6,806
  Convera Corporation*                            227           1,958
  Daleen Technologies Inc.*                       201             220
  Datastream Systems, Inc.*                       333           3,164
  Deltek Systems Inc.*                            181             679
  Dendrite International, Inc.*                   628           8,792
  Digimarc Corporation*                           182           2,730
  Digital Courier Tech Inc.*                      460             161
  Documentum, Inc.*                               656           7,216
  Dot Hill Systems Corporation*                   230             449
  DSET Corporation*                               198             254
  DuPont Photomasks, Inc.*                        102           4,476
  Eclipsys Corporation*                           759          14,801
  Elantec Semiconductor, Inc.*                    417          11,077
  Electroglas, Inc.*                              426           7,029
  eLoyalty Corporation*                           969           2,362
  eMachines Inc.*                                 419             105

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 6.98% (CONTINUED)
  eMagin Corporation*                             445  $        1,113
  Embarcadero Technologies Inc.*                   84           1,397
  EMCORE Corporation*                             498          12,481
  EpicEdge Inc.*                                  199              74
  ePresence Inc.*                                 483           2,204
  ESS Technology, Inc.*                           547           3,145
  Exar Corp.*                                     776          15,229
  eXcelon Corporation*                            526           1,105
  Exchange Applications Inc.*                     536             804
  Extended Systems Inc.*                          151           1,642
  FactSet Research Systems Inc.                   417          12,593
  Fair, Isaac and Co., Inc.                       235          13,750
  FileNet Corp.*                                  705          11,060
  FSI International, Inc.*                        520           4,290
  FutureLink Corporation*                         752             212
  Gadzoox Networks Inc.*                          196             368
  General Semiconductor Inc.*                     728           6,894
  Geoworks*                                       266             333
  Global Payments, Inc.*                          541          10,009
  Great Plains Software Inc.*                     240          14,715
  Helix Technology Corp.                          466          10,944
  Hi/fn Inc.*                                     140           2,341
  HNC Software Inc.*                              558           9,800
  Hutchinson Technology Inc.*                     512           7,648
  Hyperion Solutions Corporation*                 674          10,868
  Ibis Technology Corp.*                          171           4,703
  IDX Systems Corp.*                              314           5,672
  iGate Capital Corporation*                      715           1,341
  IKON Office Solutions Inc.                    3,063          17,459
  Immersion Corporation*                          271           1,541
  IMRglobal Corporation*                          414           2,329
  INACOM Corp.*                                   664               4
  InFocus Corporation*                            669          10,955
  Infogrames, Inc.*                               151             828
  Informatica Corporation*                      1,023          13,619
  Information International, Inc.*                282           1,375
  Inforte Corporation*                             41             328
  infoUSA Inc. - Class B*                         571           2,480
  Integrated Circuit Systems, Inc.*               262           4,192
  Integrated Silicon Solution, Inc.*              502           6,526
  InteliData Technologies Corporation*            792           3,267
  Interact Commerce Corporation*                  293           3,443
  Interactive Intelligence Inc.*                   89           1,279
  Intergraph Corp.*                               909           8,806
  Inter-Tel, Inc.                                 430           4,381
  InterTrust Technologies Corporation*          1,280           5,760
  InterVoice-Brite Inc.*                          666           5,411
  Iomega Corporation*                           5,590          20,571
  IXYS Corporation*                               101           1,591
  J. D. Edwards & Company*                      1,110          10,823
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 6.98% (CONTINUED)
  JDA Software Group, Inc.*                       434  $        4,964
  Kronos Inc.*                                    245           7,702
  Kulicke & Soffa Industries, Inc.*               998          13,535
  Legato Systems, Inc.*                         1,795          21,652
  Level 8 Systems, Inc.*                          119             387
  Lightspan, Inc.*                                156             293
  LivePerson Inc.*                                 84              32
  LTX Corp.*                                      968          18,090
  Manhattan Associates Inc.*                       90           1,401
  Manugistics Group, Inc.*                        946          17,324
  MapInfo Corporation*                            283           5,023
  Mattson Technology, Inc.*                       325           4,916
  Maxtor Corporation*                           1,318           9,226
  MCSi Inc.*                                      209           3,096
  Media 100 Inc.*                                 216             405
  MEMC Electronic Materials, Inc.*                686           4,768
  Mentor Graphics Corporation*                  1,345          27,736
  Mercator Software Inc.*                         511           1,868
  Mercury Computer Systems, Inc.*                 427          16,386
  MetaSolv, Inc.*                                 197           2,783
  Micron Electronics, Inc.*                       723           1,215
  MICROS Systems, Inc.*                           344           6,966
  Microsemi Corporation*                          218           6,104
  MicroStrategy, Inc.*                            542           1,558
  Midway Games Inc.*                              604           4,409
  MIPS Technologies, Inc.*                        794          19,751
  MKS Instruments, Inc.*                          283           5,295
  MRO Software Inc.*                              272           2,193
  MTI Technology Corporation*                     659           1,524
  Nanometrics Inc.*                                92           1,449
  National Data Corporation                       677          15,808
  NEON Systems Inc.*                               84             391
  netGuru Inc.*                                   100             300
  NetIQ Corporation*                              515           9,721
  NetManage, Inc.*                              1,093           1,059
  NetScout Systems Inc.*                          275           1,409
  NETsilicon Inc.*                                126             457
  NetSolve, Incorporated*                         118             826
  New Era of Networks Inc.*                       526           3,123
  Novadigm, Inc.*                                 256           1,096
  Nuance Communications*                           94             944
  Numerical Technologies Inc.*                    116           1,146
  NYFIX Inc.*                                     436          10,001
  Oak Technology, Inc.*                           866           5,115
  Onyx Software Corporation*                      425           3,413
  OTG Software Inc.*                              107             677
  Packeteer Inc.*                                 346           1,049
  PEC Solutions Inc.*                              63             599
  Pericom Semiconductor Corporation*              432           5,562
  Perot Systems Corporation - Class A*          1,195          13,085

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                  RUSSELL 2000 SMALL CAP INDEX FUND
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 6.98% (CONTINUED)
  Per-Se Technologies Inc.*                       616  $        3,638
  Phoenix Technologies Ltd.*                      473           6,563
  Photronics, Inc.*                               445          10,986
  Pinnacle Systems, Inc.*                         908           7,661
  Pioneer-Standard Electronics, Inc.              586           7,179
  Pixelworks Inc.*                                118           1,180
  PLX Technology, Inc.*                           320           1,410
  Power Integrations Inc.*                        563           9,712
  PRI Automation, Inc.*                           426           7,295
  ProBusiness Services Inc.*                      302           6,625
  Procom Technology Inc.*                          99             854
  Progress Software Corp.*                        695          10,078
  Puma Technology, Inc.*                          658           2,468
  Quantum Corporation - Hard Disc Drive
     Group*                                     1,698          17,931
  QuickLogic Corporation*                         403           2,242
  Quintus Corp.*                                  255             757
  Radiant Systems, Inc.*                          337           4,655
  RadiSys Corp.*                                  295           5,015
  Rainbow Technologies, Inc.*                     428           2,140
  Remedy Corp.*                                   539          10,376
  Rudolph Technologies Inc.*                      103           3,573
  Sagent Technology Inc.*                         314             550
  Sanchez Computer Associates Inc.*               266           1,962
  Scientific Learning Corp.*                       71             291
  SCM Microsystems Inc.*                          269           4,153
  SeaChange International Inc.*                   350           4,703
  Semitool, Inc.*                                 312           2,808
  SERENA Software, Inc.*                          316           2,884
  Silicon Graphics, Inc.*                       3,856          15,193
  Silicon Image Inc.*                             658           2,426
  Silicon Valley Group, Inc.*                     695          19,113
  SilverStream Software Inc.*                     243           2,301
  Sipex Corp.*                                    455           4,251
  SmartDisk Corporation*                          135             381
  Sonic Foundry Inc.*                             151             227
  SONICblue Incorporated*                       1,869           8,878
  SpeedFam-IPEC, Inc.*                            517           3,344
  SPSS Inc.*                                      176           2,981
  Standard Microsystems Corporation*              288           4,338
  StarBase Corporation*                           937           2,079
  Storage Technology Corporation*               1,948          21,214
  Structural Dynamics Research Corp.*             740          10,510
  Supertex, Inc.*                                 159           2,007
  SVI Holdings Inc.*                              285             294
  Sykes Enterprises, Inc.*                        493           2,696
  Syntro Corp.*                                   106             795
  Systems & Computer Technology Corp.*            672           6,174
  Take-Two Interactive Software, Inc.*            469           6,691
  Tanning Technology Corporation*                 254             921
                                               SHARES           VALUE

                                                     ----------------
TECHNOLOGY - 6.98% (CONTINUED)
  Technology Solutions Co.*                       908  $        2,015
  TenFold Corporation*                            275              86
  The InterCept Group Inc.*                       168           4,305
  Therma-Wave Inc.*                               230           2,904
  T-HQ Inc.*                                      400          15,200
  Three-Five Systems, Inc.*                       439           5,356
  Transaction Systems Architects, Inc.*           681           4,873
  Ulticom Inc.*                                    85           1,567
  Ultratech Stepper, Inc.*                        441          10,860
  Unify Corp.*                                    237              47
  Unigraphics Solutions Inc.*                      96           1,728
  Universal Access Inc.*                          234           1,334
  Varian Semiconductor Equipment
     Associates Inc.*                             645          20,600
  VASCO Data Security
     International, Inc.*                         242           1,316
  Veeco Instruments Inc.*                         492          20,440
  Vertel Corporation*                             572             761
  Vertex Interactive, Inc.*                       247             463
  viaLink Company*                                356           1,046
  Viewpoint Corporation*                          457           2,042
  Wave Systems Corp.*                             958           4,371
  Western Digital Corp.*                        3,088          14,699
  White Electronic Designs Corporation*           301           1,580
  Xybernaut Corporation*                          649           1,292
  Zoran Corp.*                                    308           4,716
                                                       --------------
                                                            1,328,391
                                                       --------------
UTILITIES - 4.64%
  AGL Resources Inc.                            1,119          24,517
  ALLETE                                        1,529          39,479
  American States Water Company                   190           6,291
  Atmos Energy Corp.                              691          16,446
  Avista Corporation                              972          17,127
  Black Hills Corp.                               450          20,570
  California Water Service Group                  256           7,322
  Cascade Natural Gas Corporation                 227           4,619
  CH Energy Group, Inc.                           346          15,311
  Cleco Corporation                               463          21,043
  Conectiv Inc.                                 1,858          40,597
  Covanta Energy Corporation*                   1,022          17,170
  El Paso Electric Company*                     1,126          16,440
  Empire District Electric Co.                    361           6,747
  Energen Corp.                                   559          19,733
  Energy East Corporation                           2              35
  Hawaiian Electric Industries, Inc.              671          24,793
  IdaCorp Inc.                                    775          29,613
  Kansas City Power & Light Co.                 1,278          31,439
  Laclede Gas Company                             389           9,064
  Madison Gas & Electric Co.                      335           7,831
  MDU Resources Group, Inc.                     1,282          45,793

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   RUSSELL 2000 SMALL CAP INDEX FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                               SHARES           VALUE

                                                     ----------------
UTILITIES - 4.64% (CONTINUED)
  New Jersey Resources Corporation                364  $       14,979
  Northwest Natural Gas Company                   519          12,456
  Northwestern Corporation                        476          11,662
  NUI Corporation                                 267           7,209
  OGE Energy Corporation                        1,608          36,960
  ONEOK, Inc.                                     602          24,616
  Otter Tail Power Company                        491          13,994
  Peoples Energy Corp.                            729          28,336
  Philadelphia Suburban Corp.                     895          21,086
  Piedmont Natural Gas Co., Inc.                  645          22,898
  Public Service Co. of New Mexico                718          20,829
  RGS Energy Group, Inc                           726          26,860
  SEMCO Energy, Inc.                              370           5,254
  Sierra Pacific Resources                      1,619          23,961
  SJW Corp.                                        41           3,270
  South Jersey Industries, Inc.                   235           6,933
  Southern Union Co.*                             648          13,608
  Southwest Gas Corp.                             647          13,490
  Southwestern Energy Co.*                        517           5,118
  UGI Corp.                                       560          13,714
  UIL Holding Corporation                         295          14,013
  Unisource Energy Corporation                    630          13,230
  Vectren Corporation                           1,266          27,092
  Western Resources, Inc.                       1,425          33,986
  WGL Holdings Inc.                               959          26,516
  WPS Resources Corporation                       546          18,635
                                                       --------------
                                                              882,685
                                                       --------------
    Total Common Stocks
       (cost $18,970,255)                                  16,346,065
                                                       --------------
                                               SHARES           VALUE

                                                     ----------------

UNIT INVESTMENT TRUST - 3.04%
  iShares Russell 2000 Index Fund*              6,461  $      578,906
                                                       --------------
    Total Unit Investment Trust
       (cost $603,633)                                        578,906
                                                       --------------

                                            PRINCIPAL           VALUE

                                                   ------------------

SHORT-TERM INVESTMENTS(3) - 5.99%
VARIABLE RATE DEMAND NOTES(1) - 3.13%
  Firstar Bank (4.805% due 12/31/31)      $   581,826  $      581,826
  Sara Lee (4.655% due 12/31/31)               13,293          13,293
                                                       --------------
                                                              595,119
                                                       --------------
U.S. TREASURY BILL - 2.86%
   (5.350% due 06/14/01)                      550,000         545,201
                                                       --------------
    Total Short-Term Investments
       (cost $1,140,320)                                    1,140,320
                                                       --------------
TOTAL INVESTMENTS - 94.90%
   (cost $20,714,208)(2)                                   18,065,291
                                                       --------------
OTHER ASSETS AND LIABILTIES - 5.10%                           970,033
                                                       --------------
TOTAL NET ASSETS - 100.00%                             $   19,035,324
                                                       ==============

----------

*    Non-income producing
+    Illiquid Security
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $2,485,268 and ($5,134,185), respectively.
(3) Securities and other assets with an aggregate value of $2,042,550 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2001:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Russell 2000 Index (06/01)                      9       ($33,325)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                              NASDAQ-100 INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 73.64%

                                                 SHARES           VALUE

                                                    -------------------
BASIC INDUSTRIES - 0.22%
  Smurfit-Stone Container Corporation*            1,401  $       18,647
                                                         --------------
CAPITAL GOODS - 1.42%
  Maxim Integrated Products, Inc*                 2,334          97,071
  PACCAR Inc.                                       502          22,496
                                                         --------------
                                                                119,567
                                                         --------------
CONSUMER NON-DURABLES - 0.55%
  Cintas Corporation*                             1,186          46,752
                                                         --------------
CONSUMER SERVICES - 7.62%
  Adelphi Communications Corporation*               946          38,313
  Amazon.com, Inc.*                               1,386          14,179
  Ariba, Inc.*                                    1,381          10,919
  At Home Corporation*                            1,468           6,577
  Bed Bath & Beyond Inc.*                         2,231          54,799
  CMGI, Inc.*                                     2,042           5,187
  Comcast Corporation*                            2,610         109,457
  Costco Wholesale Corporation*                   1,382          54,244
  eBay Inc.*                                      1,171          42,376
  Gemstar-TV Guide International Inc.*            2,520          72,450
  PanAmSat Corporation*                           1,181          46,280
  Staples, Inc.*                                  1,787          26,582
  Starbucks Corporation                           1,524          64,675
  TMP Worldwide Inc.*                               610          22,913
  USA Networks, Inc.*                             2,042          48,880
  Yahoo! Inc.*                                    1,573          24,775
                                                         --------------
                                                                642,606
                                                         --------------
HEALTH CARE - 7.72%
  Abgenix, Inc.*                                    454          10,754
  Amgen Inc.*                                     2,821         169,789
  Biogen, Inc.*                                   1,065          67,428
  Biomet, Inc.*                                   1,407          55,423
  Chiron Corporation*                             1,569          68,840
  Genzyme General*                                  639          57,721
  Human Genome Sciences, Inc.                       713          32,798
  IDEC Pharmaceuticals Corporation*                 918          36,720
  Immunex Corporation*                            4,345          62,188
  MedImmune, Inc.*                                1,321          47,391
  Millennium Pharmaceuticals, Inc.*               1,365          41,578
                                                         --------------
                                                                650,630
                                                         --------------
PUBLIC UTILITIES - 4.55%
  McLeodUSA Incorporated*                         2,769          24,056
  Nextel Communications, Inc.*                    5,483          78,818
  VoiceStream Wireless Corporation*               1,679         155,073
  WorldCom, Inc.*                                 6,075         113,527
                                                 SHARES           VALUE

                                                    -------------------
PUBLIC UTILITIES - 4.55% (CONTINUED)
  XO Communications, Inc.*                        1,726  $       12,082
                                                         --------------
                                                                383,556
                                                         --------------
TECHNOLOGY - 51.56%
  3Com Corporation*                               1,042           5,959
  ADC Telecommunications, Inc.*                   5,694          48,399
  Adobe Systems Incorporated                      1,380          48,259
  Altera Corporation*                             3,198          68,557
  Apple Computer, Inc.*                           2,833          62,524
  Applied Materials, Inc.*                        2,460         107,010
  Applied Micro Circuits Corporation*             2,009          33,149
  Atmel Corporation*                              2,047          20,086
  BEA Systems, Inc.*                              2,087          61,306
  Broadcom Corporation                              817          23,611
  BroadVision, Inc.*                              1,712           9,149
  Brocade Communications Systems, Inc.*           1,330          27,784
  Check Point Software Technologies
     Ltd.*                                        1,342          63,745
  CIENA Corporation*                              2,080          86,840
  Cisco Systems, Inc.                            15,056         238,073
  Citrix Systems, Inc.*                           1,290          27,251
  CNET Networks, Inc.*                              912          10,203
  Compuware Corporation*                          1,321          12,880
  Comverse Technology, Inc.*                      1,002          59,008
  Concord EFS, Inc.*                              1,428          57,745
  Conexant Systems, Inc.*                         1,492          13,335
  Dell Computer Corporation*                      5,569         143,054
  EchoStar Communications Corporation*            1,424          39,427
  Electronic Arts Inc.*                             781          42,369
  Exodus Communications, Inc.*                    3,373          36,260
  Fiserv, Inc.*                                     907          40,574
  Flextronics International Ltd.*                 2,961          44,415
  i2 Technologies, Inc.*                          2,492          36,134
  Inktomi Corporation*                              617           4,103
  Intel Corporation*                             13,822         363,691
  Intuit Inc.*                                    1,523          42,263
  JDS Uniphase Corporation*                       7,834         144,439
  Juniper Networks, Inc.                          1,224          46,463
  KLA-Tencor Corporation*                         1,321          52,014
  Level 3 Communications, Inc.*                   1,495          25,976
  Linear Technology Corporation*                  2,482         101,917
  LM Ericsson Telephone Company                   5,574          31,180
  Mercury Interactive Corporation*                  504          21,105
  Metromedia Fiber Network, Inc.                  3,096          16,966
  Microchip Technology Incorporated*                624          15,795
  Microsoft Corporation                          10,761         588,485
  Molex Incorporated*                               568          20,040
  Network Appliance, Inc.*                        1,964          33,020
  Novell, Inc.*                                   2,226          11,130
  Novellus Systems, Inc.*                           865          35,087
  Oracle Corporation*                            13,635         204,252
  Palm, Inc.*                                     3,140          26,396

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NASDAQ-100 INDEX FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 51.56% (CONTINUED)
  Parametric Technology Corporation*              2,112  $       19,140
  Paychex, Inc.*                                  2,070          76,719
  PeopleSoft, Inc.                                2,364          55,406
  PMC-Sierra, Inc.*                               1,034          25,581
  Qlogic Corporation*                               547          12,308
  QUALCOMM Incorporated*                          5,321         301,302
  Rational Software Corporation*                  1,157          20,537
  RealNetworks, Inc.*                               870           6,144
  RF Micro Devices, Inc.*                         1,082          12,646
  Sanmina Corporation*                            1,906          37,286
  Siebel Systems, Inc.*                           2,950          80,240
  Sun Microsystems, Inc.*                         8,310         127,725
  Tellabs, Inc.*                                  1,371          55,783
  VeriSign, Inc.*                                 1,091          38,662
  VERITAS Software Corporation*                   2,345         108,433
  Vitesse Semiconductor Corporation*              1,188          28,289
  Xilinx, Inc.*                                   2,564          90,061
                                                         --------------
                                                              4,347,690
                                                         --------------
    Total Common Stocks
       (cost $14,396,730)                                     6,209,448
                                                         --------------

UNIT INVESTMENT TRUST - 2.34%
  Nasdaq 100 Shares*                              5,030         196,925
                                                         --------------
    Total Unit Investment Trust
       (cost $209,820)                                          196,925
                                                         --------------
                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS(3) - 24.87%
VARIABLE RATE DEMAND NOTES(1) - 16.88%
  American Family (4.630% due 12/31/31)   $     320,291  $      320,291
  Firstar Bank (4.805% due 12/31/31)            335,758         335,758
  Sara Lee (4.655% due 12/31/31)                311,671         311,671
  Wisconsin Corp. Central Credit Union
     (4.725% due 12/31/31)                      162,877         162,877
  Wisconsin Electric (4.630% due
     12/31/31)                                  292,575         292,575
                                                         --------------
                                                              1,423,172
                                                         --------------
U.S. TREASURY BILL - 7.99%
  (5.350% due 06/14/01)                         680,000         674,055
                                                         --------------
    Total Short-Term Investments
       (cost $2,097,227)                                      2,097,227
                                                         --------------
TOTAL INVESTMENTS - 100.85%
   (cost $16,703,777)(2)                                      8,503,600
                                                         --------------
OTHER ASSETS AND LIABILITIES - (0.85%)                          (71,830)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $    8,431,770
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $119,126 and ($8,319,303), respectively.
(3) Securities and other assets with an aggregate value of $2,067,000 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2001:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Nasdaq-100 Index (06/01)                     13         $(93,120)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 99.31%

                                                 SHARES           VALUE

                                                    -------------------
AUSTRALIA - 2.87%
  AMP Ltd                                         3,180  $       31,165
  BHP Ltd                                         5,200          49,768
  Brambles Industries Limited                       862          18,462
  Coca-Cola Amatil Ltd                            4,615          10,592
  Coles Myer Limited                              4,693          14,483
  Commonwealth Bank of Australia                  3,176          44,355
  CSL Limited                                       606          10,594
  Foster's Brewing Group Limited                  8,362          21,029
  General Property Trust                         11,363          14,537
  Lend Lease Corporation Limited                  1,425           8,733
  National Australia Bank                         3,935          54,954
  News Corporation Limited                        5,675          43,036
  News Corporation Ltd.                           5,957          38,484
  QBE Insurance Group Ltd                         2,454          13,049
  Rio Tinto Ltd                                   1,294          20,504
  Santos Limited                                  5,466          17,936
  Southcorp Ltd                                   4,644          14,559
  Stockland Trust Group                           9,448          18,579
  TABCORP Holdings Limited                        2,279          10,309
  Telstra Corporation Limited                    21,455          67,260
  Wesfarmers Limited                              1,649          16,064
  Westfield Trust                                 9,353          14,245
  Westpac Banking Corp                            4,573          28,248
  WMC Limited                                     4,335          16,998
  Woolworths Limited                              3,937          15,956
                                                         --------------
                                                                613,899
                                                         --------------
AUSTRIA - 0.10%
  OMV AG*                                           277          21,794
                                                         --------------
                                                                 21,794
                                                         --------------
BELGIUM - 0.93%
  Delhaize-Le Lion*                                 353          18,599
  Electrabel*                                       142          30,755
  Fortis (B)                                      1,757          46,208
  Groupe Bruxelles Lambert                           87          23,450
  Interbrew*                                        462          11,840
  KBC Bancassurance Holding                         812          31,778
  Solvay SA                                         375          19,277
  UCB S.A.*                                         545          17,701
                                                         --------------
                                                                199,608
                                                         --------------
DENMARK - 0.92%
  D/S 1912                                            4          33,848
  Dampskibsselkabet Svenborg*                         3          34,085
  Danisco A/S                                       300           8,876
  Danske Bank A/S                                 2,000          31,718
                                                 SHARES           VALUE

                                                    -------------------
DENMARK - 0.92% (CONTINUED)
  Novo-Nordisk A/S                                  200  $       40,712
  Tele Danmark A/S                                  700          24,564
  Vestas Wind Systems AS                            300          12,782
  William Demant Holding*                           300           9,853
                                                         --------------
                                                                196,438
                                                         --------------
FINLAND - 1.84%
  Kone Oyj                                          200          12,641
  Nokia Oyj                                      13,510         324,971
  Sampo Oyj*                                        300          14,321
  Sonera Oyj                                      2,200          15,948
  UMP-Kymmene Oyj                                   900          25,460
                                                         --------------
                                                                393,341
                                                         --------------
FRANCE - 11.45%
  Accor SA                                          636          23,923
  Air Liquide                                       274          38,610
  Alcatel SA                                      3,380         102,338
  Aventis SA                                      2,146         166,755
  Axa                                             1,076         119,756
  BNP Paribas                                     1,232         103,792
  Bouygues                                          949          31,879
  Cap Gemini SA                                     355          40,797
  Carrefour Supermarche                           1,992         108,827
  Cie de Saint-Gobain                               248          35,845
  Cie Generale D'Optique Essilor
     International SA                                52          14,940
  Coflexip Stena Offshore                            89          12,022
  Dassault Systemes SA                              342          14,814
  Eridania Beghin-Say                               163          14,251
  Etablissements Economiques du Casino
     Guichard Perrachon                             274          23,944
  France Telecom                                  2,878         168,808
  Groupe Danone                                     406          51,611
  Lafarge SA                                        333          29,438
  Lagardere S.C.A.                                  420          21,293
  L'OREAL                                         1,847         125,561
  LVMH Moet Hennessy Louis Vuitton                1,329          66,967
  Michelin (C.G.D.E.)                               538          17,545
  Pechiney SA                                       346          14,969
  Pernod-Ricard                                     294          19,713
  Pinault-Printemps-Redoute*                        321          55,335
  PSA Peugeot Citroen                               141          35,774
  Publicis Groupe                                   500          15,249
  Sagem SA                                          128           9,958
  Sanofi-Synthelabo SA                            2,091         116,824
  Schneider Electric SA                             469          27,364
  Societe Eurafrance SA                             190          11,304
  Societe Generale                                1,181          73,082
  Sodexho Alliance SA                               464          22,950
  STMicroelectronics N.V.                         2,570          89,741

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
FRANCE - 11.45% (CONTINUED)
  Suez Lyonnaise des Eaux                           573  $       84,592
  Thales/ex Thomson-CSF                             487          20,514
  TotalFinaElf SA                                 2,111         286,456
  Usinor SA                                         974          11,968
  Valeo SA                                          327          14,829
  Vinci                                             285          17,636
  Vivendi Universal                               3,077         187,280
                                                         --------------
                                                              2,449,254
                                                         --------------
GERMANY - 9.19%
  Adidas-Salomon AG                                 200          10,873
  Allianz AG                                        715         208,900
  BASF AG                                         1,800          71,287
  Bayer AG                                        2,100          88,923
  Bayerische Hypo-und Vereinsbank AG*             1,610          87,313
  Beiersdorf AG                                     300          31,692
  DaimlerChrysler AG                              3,100         137,297
  Deutsche Bank AG                                1,700         129,995
  Deutsche Lufthansa AG                           1,200          22,595
  Deutsche Telekom                                8,610         203,224
  Dresdner Bank AG                                1,500          67,893
  E.ON AG                                         2,200         105,021
  Epcos AG                                          200          11,475
  Fresenius Medical Care AG                         300          20,301
  Gehe AG                                           400          14,392
  Heidelberger Zement AG                            300          16,178
  KarstadtQuelle AG                                 500          15,470
  Linde AG                                          500          21,128
  Merck Kgaa                                        600          22,755
  Metro AG                                        1,000          42,610
  Muenchener Rueckversicherungs AG                  510         152,838
  Preussag AG                                       700          22,710
  Prosieben SAT.1 Media AG                          500           8,619
  Qiagen N.V.*                                      500          10,829
  RWE AG                                          1,500          53,969
  SAP AG                                            500          57,240
  SAP AG*                                           400          46,004
  Schering AG                                       600          29,226
  Siemens AG                                      1,730         178,934
  ThyssenKrupp AG                                 1,700          24,346
  Volkswagen AG                                     900          41,372
  Volkswagen AG - Preferred                         400          11,315
                                                         --------------
                                                              1,966,724
                                                         --------------
HONG KONG - 2.25%
  Bank of East Asia                               6,000          13,424
  Cathay Pacific Airways                         10,000          14,488
  CLP Holdings Ltd                                6,000          31,772
  Hang Seng Bank                                  5,200          60,505
  Henderson Land Development                      4,000          20,361
  Hong Kong & China Gas                          16,000          21,746
                                                 SHARES           VALUE

                                                    -------------------
HONG KONG - 2.25% (CONTINUED)
  Hutchison Whampoa                              12,000  $      125,396
  Johnson Electric Holdings                      11,500          18,136
  Li & Fung Ltd.                                  8,000          12,309
  New World Development                           9,000          11,597
  Pacific Century CyberWorks Ltd*                41,000          16,033
  Shangri-La Asia Ltd.                           10,000          10,129
  Sun Hung Kai Properties Ltd                     7,000          66,416
  Swire Pacific Ltd.                              4,500          27,464
  Television Broadcasts Ltd.                      2,000          10,847
  Wharf Holdings Ltd                              8,000          20,925
                                                         --------------
                                                                481,548
                                                         --------------
IRELAND - 0.67%
  Allied Irish Banks Plc                          3,000          30,446
  CRH Plc                                         1,431          22,011
  Eircom Plc                                      7,400          15,700
  Elan Corp Plc*                                    900          48,533
  Irish Life & Permanent Plc                      1,400          15,347
  Ryanair Holdings Plc*                           1,200          10,863
                                                         --------------
                                                                142,900
                                                         --------------
ITALY - 4.89%
  Assicurazioni Generali                          3,500         110,767
  Autogrill SpA                                   1,000          10,785
  Autostrade Concessioni e Costruzioni
     Autostrade SpA                               4,000          24,611
  Banca di Roma SpA                              20,000          21,199
  Banca Intesa SpA                               14,500          55,631
  Benetton Group SpA                              9,000          14,043
  Bipop-Carire SpA                                5,000          23,603
  Bulgari SPA                                     1,250          13,426
  Enel SpA                                       17,000          55,605
  ENI-Ente Nazionale Idrocarburi SpA             24,500         160,272
  Fiat SpA                                        1,300          27,639
  Gruppo Editoriale L'Espresso SPA                1,300           7,240
  Mediaset SpA                                    3,500          32,395
  Mediobanca SpA                                  2,250          20,706
  Parmalat Finanziaria SpA*                      10,000          14,144
  Pirelli SpA                                     7,000          23,144
  Riunione Adriatica di Sicurta SpA               2,100          25,804
  San Paolo-IMI SpA                               4,000          54,066
  Telecom Italia SpA                             13,000         119,342
  TIM SPA                                        23,250         157,028
  Tiscali SpA*                                      838          11,364
  Unicredito Italiano SpA                        14,500          62,809
                                                         --------------
                                                              1,045,623
                                                         --------------
JAPAN - 21.95%
  Acom Co Ltd                                       400          32,333
  Advantest Corp.                                   300          29,828
  Ajinomoto Co Inc                                2,000          20,859

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
JAPAN - 21.95% (CONTINUED)
  Alps Electric Co.                               1,000  $        9,799
  Asahi Bank Ltd                                  9,000          22,766
  Asahi Breweries Ltd.                            2,000          19,071
  Asahi Glass Co Ltd                              3,000          21,066
  Asahi Kasei Corp                                5,000          21,704
  Bank of Tokyo-Mitsubishi Ltd                   14,000         125,343
  Bank of Yokohama Ltd                            4,000          15,480
  Bridgestone Corp                                3,000          30,450
  Canon Inc                                       3,000         108,921
  Central Japan Railway Co                            6          36,961
  Chugai Pharmaceutical Co Ltd                    1,000          15,177
  Dai Nippon Printing Co. Ltd.                    2,000          23,939
  Daiichi Pharmaceutical Co Ltd                   1,000          23,061
  Daikin Industries Ltd                           1,000          16,039
  Daiwa Securities Group Inc                      4,000          37,887
  Denso Corp                                      2,000          38,302
  East Japan Railway Company                         11          59,073
  Eisai Co Ltd                                    1,000          24,896
  Fanuc                                             700          39,491
  Fuji Photo Film Company Ltd.                    1,000          37,025
  Fujitsu Limited                                 6,000          79,955
  Furukawa Electric Co Ltd                        2,000          20,747
  Hirose Electric                                   200          18,353
  Hitachi Ltd                                     9,000          77,059
  Honda Motor Co Ltd                              3,000         122,566
  Hoya Corporation                                  400          26,045
  Itochu Corp                                     4,000          14,204
  Ito-Yokado Co Ltd                               1,000          48,516
  Japan Air Lines Company Ltd                     5,000          18,912
  Japan Tobacco Inc                                   6          39,643
  Jusco Co Ltd                                    1,000          20,587
  Kaneka Corp                                     2,000          15,847
  Kansai Electric Power Co                        2,500          36,427
  Kao Corp                                        2,000          50,431
  Kinki Nippon Railway Co Ltd                     5,150          18,945
  Kirin Brewery Co. Ltd.                          3,000          27,314
  Komatsu Ltd                                     4,000          18,385
  Konami Corp                                       400          18,864
  Konica Corporation                              2,000          12,289
  Kubota Corp.                                    5,000          16,079
  Kuraray Co Ltd                                  2,000          12,783
  Kyocera Corp                                      500          45,444
  Matsushita Electric Industrial Co Ltd           6,000         108,442
  Minebea Co., Ltd.                               2,000          14,220
  Mitsubishi Chemical Corp                        7,000          18,991
  Mitsubishi Corp                                 5,000          33,235
  Mitsubishi Electric Corp                        6,000          33,993
  Mitsubishi Estate Co Ltd                        4,000          37,025
  Mitsubishi Heavy Industries Ltd*               10,000          36,786
  Mitsubishi Trust & Banking                      4,000          23,907
                                                 SHARES           VALUE

                                                    -------------------
JAPAN - 21.95% (CONTINUED)
  Mitsui & Co Ltd                                 5,000  $       26,652
  Mitsui Fudosan Co Ltd                           2,000          19,263
  Mitsui Marine & Fire Insurance                  3,000          16,302
  Mitsui Mining & Smelting Co Ltd                 2,000          11,618
  Mizuho Holding Inc                                 26         146,266
  Murata Manufacturing Co. LTD                      700          58,147
  NEC Corporation                                 5,000          79,716
  Nintendo Co Ltd                                   400          65,464
  Nippon Comsys Corp                              1,000          15,121
  Nippon Express Co Ltd                           4,000          16,885
  Nippon Mitsubishi Oil Corp                      5,000          24,936
  Nippon Steel Corp                              19,000          31,535
  Nippon Telegraph & Telephone Corp.                 36         229,812
  Nippon Unipac Holding*                              3          15,393
  Nippon Yusen Kabushiki Kaisha*                  5,000          19,550
  Nissan Motor Co Ltd*                           11,000          69,343
  Nitto Denko Corp                                  600          15,321
  Nomura Securities Co Ltd                        5,000          89,770
  OJI Paper Co Ltd                                3,000          12,807
  Olympus Optical Co Ltd                          1,000          14,371
  Omron Corporation                               1,000          16,877
  Oriental Land Co Ltd                              300          18,792
  Orix Corp                                         200          16,789
  Osaka Gas Co Ltd                                8,000          20,811
  Pioneer Corp                                    1,000          25,056
  Promise Co Ltd                                    400          30,003
  Rohm Company Limited                              300          50,271
  Sakura Bank Ltd*                               12,000          55,059
  Sankyo Co. Ltd.                                 1,000          19,590
  Sanyo Electric Co Ltd                           5,000          30,482
  Secom                                             500          28,328
  Sekisui House Ltd                               2,000          16,103
  Sharp Corporation                               3,000          38,206
  Shin-Etsu Chemical Co Ltd                       1,000          34,312
  Shionogi & Co Ltd                               1,000          15,401
  Shiseido Co Ltd                                 2,000          19,805
  Shizuoka Bank Ltd.                              2,000          15,592
  SMC Corporation                                   200          23,460
  Softbank Corp                                   1,000          37,504
  Sony Corporation                                2,600         184,647
  Sumitomo Chemical Co Ltd.                       5,000          24,218
  Sumitomo Corp                                   3,000          18,936
  Sumitomo Electric Industries Ltd                2,000          23,061
  Sumitomo Mitsui Banking Corp                    9,000          80,434
  Taisho Pharmaceutical Co Ltd                    1,000          21,345
  Takara Shuzo                                    1,000          14,004
  Takeda Chemical Industries Ltd                  2,000          96,553
  Takefuji Corp                                     500          37,983
  Teijin Limited                                  3,000          13,071
  Terumo Corporation                                800          12,767

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
JAPAN - 21.95% (CONTINUED)
  Tobu Railway Co Ltd                             7,000  $       20,891
  Tohoku Electric Power                           1,800          23,513
  Tokai Bank Ltd                                  7,000          23,963
  Tokio Marine & Fire Insurance                   4,000          39,994
  Tokyo Electric Power Co                         3,500          77,921
  Tokyo Electron Limited                            500          33,035
  Tokyo Gas Co Ltd                                8,000          21,832
  Tokyu Corporation                               4,000          17,427
  Toppan Printing Co. Ltd.                        3,000          22,550
  Toray Industries Inc                            5,000          20,148
  Toshiba Corporation                             9,000          52,569
  Toyo Seikan Kaisha Ltd                          1,000          15,241
  Toyota Motor Corporation                       10,600         367,938
  Uni-Charm Corporation                             300          12,927
  Yamanouchi Pharmaceutical Co Ltd                1,000          34,472
  Yamato Transport Co Ltd                         1,000          20,109
                                                         --------------
                                                              4,697,727
                                                         --------------
NETHERLANDS - 5.68%
  ABN Amro Holding NV                             4,200          76,968
  Aegon NV                                        3,836         113,127
  Akzo Nobel NV                                     886          36,781
  ASM Lithography Holding NV*                     1,262          28,114
  Elsevier                                        2,402          31,129
  Heineken NV                                       932          48,858
  ING Groep NV*                                   2,697         176,430
  Koninklijke Ahold NV                            2,230          69,352
  Koninklijke Philips Electronics NV              3,738         102,769
  OCE NV                                          1,033          13,515
  Royal Dutch Petroleum Company                   6,164         343,238
  Royal KPN NV                                    3,559          34,797
  TNT Post Group NV                               1,502          31,469
  Unilever NV                                     1,579          83,891
  Wolters Kluwer NV*                                982          24,732
                                                         --------------
                                                              1,215,170
                                                         --------------
NEW ZEALAND - 0.05%
  Telecom Corporation of New Zealand
     Limited                                      4,900          11,437
                                                         --------------
NORWAY - 0.40%
  DnB Holding ASA                                 3,500          15,907
  Norsk Hydro ASA                                 1,000          41,058
  Orkla ASA                                       1,000          17,620
  Tomra Systems ASA                                 700          10,912
                                                         --------------
                                                                 85,497
                                                         --------------
PORTUGAL - 0.62%
  Banco Comercial Portugues                       5,181          23,633
  Banco Espirito Santo SA*                          940          13,960
  BPI-SGPS SA                                     3,983          11,655
  Brisa-Auto Estradas de Portugal SA*             1,406          13,138
                                                 SHARES           VALUE

                                                    -------------------
PORTUGAL - 0.62% (CONTINUED)
  Cimpor Cimentos de Portugal S.A.                  474  $       14,666
  Electricidade de Portugal SA                    7,403          19,633
  Portugal Telecom SGPS SA                        3,169          27,174
  Sonae SGPS SA                                   9,343           9,251
                                                         --------------
                                                                133,110
                                                         --------------
SINGAPORE - 0.91%
  CapitaLand Limited*                             8,000           9,083
  Chartered Semiconductor Manufacturing
     Limited*                                     4,000           9,659
  City Developments Ltd.                          3,000           9,803
  DBS Group Holdings Ltd                          4,000          36,112
  Keppel Corp.                                    6,000          10,302
  Oversea-Chinese Banking Corp                    4,000          25,921
  Sembcorp Industries Limited                    11,000           9,931
  Singapore Airlines Ltd.                         3,000          22,598
  Singapore Press Holdings                        1,000          10,966
  Singapore Technologies Engineering Ltd          9,000          13,160
  Singapore Telecommunications                   16,000          16,837
  United Overseas Bank                            3,000          21,102
                                                         --------------
                                                                195,474
                                                         --------------
SPAIN - 3.49%
  Altadis SA                                      1,340          16,584
  Autopistas Concesionaria Espanola SA            2,548          25,228
  Banco Bilbao Vizcaya Argentaria SA              8,970         122,513
  Banco Santander Central Hispano SA             13,198         120,756
  Endesa SA                                       3,139          51,947
  Fomento de Construcciones Y
     Contratas SA                                   728          14,802
  Gas Natural SDG SA                              1,507          23,980
  Grupo Dragados SA                               1,319          16,429
  Iberdrola SA                                    2,911          41,380
  Repsol YPF SA                                   3,991          70,809
  SOL Melia SA                                    1,535          14,655
  Telefonica SA*                                 12,876         207,163
  Union Electrica Fenosa SA                       1,129          20,700
                                                         --------------
                                                                746,946
                                                         --------------
SWEDEN - 2.25%
  Assa Abloy AB                                   1,200          16,280
  Atlas Copco AB                                    700          11,837
  Electrolux AB                                   1,500          19,914
  Hennes & Mauritz AB                             2,500          35,370
  Nordea AB                                       8,500          51,892
  Sandvik AB                                      1,000          18,315
  Securitas AB                                    1,300          21,794
  Skandia Forsakrings AB                          3,000          26,891
  Skandinaviska Enskilda Banken (SEB)             2,400          21,396
  Skanska AB                                        500          17,976
  Svenska Cellulosa AB                              900          18,489

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                      EAFE INTERNATIONAL INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
SWEDEN - 2.25% (CONTINUED)
  Svenska Handelsbanken                           2,000  $       28,780
  Tele2 AB*                                         525          16,280
  Telefonaktiebolaget LM Ericsson                21,900         119,904
  Telia AB*                                       4,400          24,517
  Volvo AB Class A                                  800          12,481
  Volvo AB Class B                                1,300          20,345
                                                         --------------
                                                                482,461
                                                         --------------
SWITZERLAND - 7.01%
  ABB Ltd.                                          900          65,701
  Adecco SA                                          60          31,564
  Credit Suisse Group                               850         150,449
  Holderbank Financiere Glarus AG                    50          14,774
  Holderbank Financiere Glarus AG
     Class B                                         20          20,278
  Kudelski SA*                                       17          12,794
  Nestle SA                                         109         228,420
  Novartis                                          207         324,892
  Roche Holding AG-Bearer Shares                      4          31,472
  Roche Holding AG                                   20         144,844
  SAirGroup                                          80           8,227
  Sulzer AG*                                         20          12,943
  Swatch Group AG                                   100          21,784
  Swatch Group AG Class B                            10          10,458
  Swiss Re                                           40          80,881
  Swisscom AG                                       220          49,710
  Syngenta AG*                                      400          20,626
  UBS AG                                          1,255         181,415
  Unaxis Holding AG                                 100          16,222
  Zurich Financial Services AG                      223          73,644
                                                         --------------
                                                              1,501,098
                                                         --------------
UNITED KINGDOM - 21.84%
  3I Group Plc                                    1,613          25,733
  Abbey National Plc                              3,953          63,176
  Amvescap Plc                                    2,103          30,649
  ARM Holdings Plc*                               2,919          13,655
  AstraZeneca Plc                                 4,973         237,584
  BAA Plc                                         3,248          28,748
  BAE Systems Plc                                 8,348          37,271
  Barclays Plc                                    4,666         145,626
  Bass Plc                                        2,696          26,450
  BBA Group Plc                                   2,163           7,843
  BG Group Plc                                    9,945          38,886
  BOC Group Plc                                   1,672          22,775
  Boots Co. Plc                                   2,894          25,800
  BP Amoco Plc                                   63,902         528,807
  British Airways Plc                             3,270          14,646
  British American Tobacco Plc                    6,298          46,476
  British Land Company Plc                        2,013          14,282
  British SKY Broadcasting Plc*                   5,207          61,450
                                                 SHARES           VALUE

                                                    -------------------
UNITED KINGDOM - 21.84% (CONTINUED)
  British Telecommunications Plc                 18,833  $      136,568
  Cadbury Schweppes Plc                           5,925          37,911
  Canary Wharf Group Plc*                         2,509          18,265
  Capita Group Plc                                2,305          15,666
  Carlton Communications Plc                      2,171          12,101
  Celltech Group Plc*                               865          14,882
  Centrica Plc*                                  11,302          38,086
  CGNU Plc                                        6,313          87,025
  CMG Plc                                         1,916          16,332
  Compass Group Plc                               6,222          44,411
  Corus Group Plc                                12,459          11,072
  Diageo Plc                                     10,140         101,933
  Dixons Group Plc                                6,160          24,371
  Electrocomponents Plc                           1,719          13,394
  EMI Group Plc                                   2,532          16,363
  Exel plc                                        1,205          14,392
  GKN Plc                                         2,333          23,967
  GlaxoSmithKline plc*                           16,977         444,404
  Granada Plc                                     6,222          15,327
  Great Universal Stores Plc                      3,172          22,325
  Halifax Group Plc                               6,352          64,848
  Hanson Plc                                      2,707          15,656
  Hays Plc                                        5,364          21,603
  Hilton Group Plc                                5,758          16,702
  HSBC Holdings Plc                              25,760         309,135
  Imperial Chemical Industries plc                2,539          15,487
  Invensys Plc                                   10,937          20,838
  Johnson Matthey Plc                               880          11,949
  Kingfisher Plc                                  4,239          27,424
  Land Securities Plc                             1,655          20,708
  Lattice Group Plc*                             10,484          20,385
  Legal & General Group PLC                      14,356          33,068
  Lloyds TSB Group Plc                           15,089         148,358
  Logica Plc                                      1,310          18,440
  Marconi Plc                                     7,712          37,283
  Marks & Spencer Plc                             9,314          35,227
  Misys Plc                                       1,882          13,487
  National Grid Group Plc                         4,077          31,535
  National Power Plc*                             4,312          16,247
  Nycomed Amersham Plc                            2,232          15,582
  P&O Princess Cruises Plc                        3,183          12,446
  Pearson Plc                                     2,276          39,805
  Peninsular & Orient Steam Navigation            3,712          13,934
  Provident Financial Plc                           880          10,010
  Prudential Plc                                  5,341          57,146
  Railtrack Group Plc                             1,638          16,000
  Reed International Plc                          3,745          34,772
  Rentokil Initial Plc                            7,076          18,915
  Reuters Group Plc                               4,038          49,090

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   EAFE INTERNATIONAL INDEX FUND                      SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
UNITED KINGDOM - 21.84% (CONTINUED)
  Rio Tinto Plc                                   3,047  $       53,072
  RMC Group Plc                                   1,335          12,433
  Royal Bank of Scotland Group Plc                7,505         170,631
  Sage Group Plc                                  4,000          14,048
  Sainsbury (J) Plc                               5,686          31,126
  Schroders Plc                                     898          13,471
  Scottish Power Plc                              5,231          34,809
  Slough Estates Plc                              2,064          11,099
  Smith & Nephew Plc                              3,261          14,235
  Smiths Group Plc                                2,087          22,909
  Tesco Plc                                      18,688          66,695
  Unilever Plc                                    8,098          58,435
  United Utilities Plc                            2,227          19,379
  Vodafone Group Plc                            174,135         477,862
  Wolseley Plc                                    2,313          13,648
  WPP Group Plc                                   3,181          33,787
                                                         --------------
                                                              4,672,371
                                                         --------------
    Total Common Stocks
       (cost $24,405,342)                                    21,252,420
                                                         --------------
                                                 SHARES           VALUE

                                                    -------------------

UNIT INVESTMENT TRUST - 0.16%
  iShares MSCI France Index Fund                    230  $        4,669
  iShares MSCI Germany Index Fund                   220           3,674
  iShares MSCI Italy Index Fund                     107           2,070
  iShares MSCI Japan Index Fund                     920           9,421
  iShares MSCI Netherlands Index Fund               125           2,419
  iShares MSCI Switzerland Index Fund               210           2,951
  iShares MSCI United Kingdom Index Fund            520           8,154
                                                         --------------
    Total Unit Investment Trust
       (cost $38,315)                                            33,358
                                                         --------------
TOTAL INVESTMENTS - 99.47%
   (cost $24,443,657)(1)                                     21,285,778
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.53%                            113,470
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   21,399,248
                                                         ==============

----------

 *   Non-income producing
(1) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $183,796 and ($3,341,675), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 93.00%

                                                 SHARES           VALUE

                                                     ------------------
BASIC MATERIALS - 2.41%
  Air Products & Chemicals                          110  $        4,224
  Alcan Inc.                                        130           4,680
  Alcoa Inc.                                        371          13,337
  Allegheny Technologies                             28             487
  Archer-Daniels-Midland                            177           2,328
  Barrick Gold Corp.                                179           2,558
  Bemis Company                                      22             728
  Boise Cascade                                      19             597
  Dow Chemical                                      342          10,797
  Du Pont (E.I.)                                    409          16,646
  Eastman Chemical                                   28           1,378
  Ecolab Inc.                                        56           2,376
  Engelhard Corp.                                    53           1,371
  FMC Corp.*                                         10             736
  Freeport-McMoRan Copper*                           53             692
  Georgia-Pacific Group                              85           2,499
  Great Lakes Chemical                               17             523
  Hercules, Inc.                                     38             494
  Homestake Mining                                  111             584
  Inco, Ltd.*                                        77           1,142
  International Flavors & Fragrances                 39             860
  International Paper                               171           6,170
  Louisiana Pacific                                  35             336
  Mead Corp.                                         41           1,029
  Newmont Mining                                     69           1,112
  Nucor Corp.                                        32           1,282
  Pactiv Corporation*                                64             775
  Phelps Dodge                                       27           1,085
  Placer Dome Inc.                                  119           1,029
  Potlatch Corp.                                     11             351
  PPG Industries                                     75           3,457
  Praxair, Inc.                                      69           3,081
  Rohm & Haas                                        96           2,958
  Sigma-Aldrich                                      33           1,580
  Temple-Inland                                      20             885
  USX-U.S. Steel Group                               33             485
  Vulcan Materials                                   41           1,920
  Westvaco Corp.                                     42           1,018
  Weyerhaeuser Corp.                                 92           4,673
  Willamette Industries                              46           2,116
  Worthington Industries                             35             326
                                                         --------------
                                                                104,705
                                                         --------------
CAPITAL GOODS - 7.90%
  Allied Waste Industries*                           73           1,145
  American Power Conversion*                         82           1,057
                                                 SHARES           VALUE

                                                     ------------------
CAPITAL GOODS - 7.90% (CONTINUED)
  Avery Dennison Corp.                               47  $        2,445
  Ball Corp.                                         12             550
  Boeing Company                                    322          17,939
  Briggs & Stratton                                   8             307
  Caterpillar Inc.                                  134           5,947
  Cooper Industries                                  40           1,338
  Crane Company                                      24             625
  Cummins Engine                                     20             751
  Danaher Corp.                                      58           3,164
  Deere & Co.                                       119           4,324
  Dover Corp.                                        82           2,939
  Eaton Corp.                                        29           1,987
  Emerson Electric                                  176          10,912
  Fluor Corp.                                        30           1,335
  General Dynamics                                   79           4,956
  General Electric                                3,390         141,905
  Goodrich (B.F.)                                    42           1,612
  Honeywell International                           323          13,178
  Illinois Tool Works                               133           7,560
  Ingersoll-Rand                                     67           2,661
  ITT Industries, Inc.                               37           1,434
  Jabil Circuit*                                     85           1,838
  Johnson Controls                                   36           2,249
  Lockheed Martin Corp.                             156           5,561
  McDermott International                            23             291
  Millipore Corp.                                    19             879
  Minnesota Mining & Manufacturing                  181          18,806
  Molex Inc.                                         84           2,964
  National Service Industries                        16             375
  Navistar International*                            25             570
  Northrop Grumman Corp.                             28           2,436
  PACCAR Inc.                                        32           1,434
  Pall Corp.                                         46           1,008
  Parker-Hannifin                                    53           2,105
  Pitney-Bowes                                      116           4,031
  Power-One Inc.*                                    32             464
  Rockwell International                             69           2,508
  Sanmina Corp.*                                    120           2,348
  Sealed Air Corp.*                                  34           1,133
  Solectron Corp.*                                  264           5,019
  Symbol Technologies                                57           1,989
  Textron Inc.                                       58           3,297
  Thermo Electron*                                   69           1,551
  Thomas & Betts                                     24             417
  Timken Co.                                         26             407
  Tyco International                                709          30,650
  United Technologies                               191          14,000
  Waste Management                                  213           5,261
                                                         --------------
                                                                343,662
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
COMMUNICATIONS SERVICES - 5.81%
  ALLTEL Corp.                                      129  $        6,767
  AT&T Corp.                                      1,608          34,250
  BellSouth                                         757          30,976
  CenturyTel, Inc.                                   58           1,668
  Citizens Communications*                           99           1,252
  Global Crossing*                                  321           4,330
  NEXTEL Communications*                            301           4,327
  Qwest Communications International*               666          23,343
  SBC Communications Inc.                         1,338          59,715
  Sprint Corp. FON Group                            323           7,103
  Sprint Corp. PCS Group*                           362           6,878
  Verizon Communications                          1,049          51,716
  WorldCom Inc.*                                  1,090          20,369
                                                         --------------
                                                                252,694
                                                         --------------
CONSUMER CYCLICALS - 8.65%
  American Greetings Class A                         25             265
  AutoZone Inc.*                                     52           1,457
  Bed Bath & Beyond*                                114           2,800
  Best Buy Co., Inc.*                                84           3,021
  Black & Decker Corp.                               34           1,250
  Block H&R                                          36           1,802
  Brunswick Corp.                                    34             667
  Carnival Corp.                                    221           6,115
  Cendant Corporation*                              306           4,465
  Centex Corp.                                       25           1,041
  Cintas Corporation                                 67           2,641
  Circuit City Group                                 85             901
  Consolidated Stores*                               45             452
  Convergys Corp.*                                   65           2,345
  Cooper Tire & Rubber                               30             341
  Costco Wholesale Corp.*                           201           7,889
  Dana Corp.                                         61           1,048
  Delphi Automotive System                          242           3,429
  Dillard Inc.                                       35             768
  Dollar General                                    150           3,066
  Dow Jones & Co.                                    36           1,885
  Federated Dept. Stores*                            72           2,992
  Ford Motor                                        747          21,006
  Gannett Co.                                       104           6,211
  Gap (The)                                         347           8,231
  General Motors                                    229          11,874
  Genuine Parts                                      71           1,840
  Goodyear Tire & Rubber                             55           1,312
  Harcourt General Inc.                              27           1,503
  Harley-Davidson                                   132           5,009
  Harrah's Entertainment*                            47           1,383
  Hasbro Inc.                                        69             890
  Hilton Hotels                                     126           1,317
  Home Depot                                      1,023          44,091
  IMS Health Inc.                                   117           2,913
                                                 SHARES           VALUE

                                                     ------------------
CONSUMER CYCLICALS - 8.65% (CONTINUED)
  Interpublic Group                                 130  $        4,466
  K mart*                                            82             771
  KB Home                                            18             588
  Knight-Ridder Inc.                                 25           1,343
  Kohl's Corp.*                                     138           8,513
  Leggett & Platt                                    76           1,461
  Limited, Inc.                                     147           2,311
  Liz Claiborne, Inc.                                18             847
  Lowe's Cos.                                       176          10,287
  Marriott International                            113           4,653
  Masco Corp.                                       181           4,369
  Mattel, Inc.                                      135           2,395
  May Dept. Stores                                   80           2,838
  Maytag Corp.                                       31           1,000
  McGraw-Hill                                        85           5,070
  Meredith Corp.                                     21             733
  New York Times Class A                             68           2,786
  NIKE Inc.                                         121           4,907
  Nordstrom                                          49             798
  Office Depot*                                     105             919
  Omnicom Group                                      75           6,216
  Penney (J.C.)                                      97           1,551
  Pulte Corp.                                        17             687
  RadioShack Corp.                                   74           2,715
  Reebok International*                              25             622
  Sears, Roebuck & Co.                              137           4,832
  Sherwin-Williams                                   62           1,580
  Snap-On Inc.                                       23             670
  Stanley Works                                      34           1,120
  Staples Inc.*                                     193           2,871
  Starwood Hotels & Resorts                          76           2,585
  Target Corp.                                      387          13,963
  Tiffany & Co.                                      61           1,662
  TJX Companies Inc.                                116           3,712
  Toys R Us Holding Cos.*                            79           1,983
  Tribune Co.                                       127           5,174
  TRW Inc.                                           50           1,700
  V.F. Corp.                                         47           1,645
  Visteon Corp.                                      52             782
  Wal-Mart Stores                                 1,973          99,637
  Whirlpool Corp.                                    30           1,500
                                                         --------------
                                                                376,482
                                                         --------------
CONSUMER STAPLES - 12.11%
  Alberto-Culver                                     24             952
  Albertson's                                       180           5,728
  Anheuser-Busch                                    363          16,673
  AOL Time Warner Inc.*                           1,679          67,412
  Avon Products                                     111           4,439
  Brown-Forman Corp.                                 30           1,859

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
CONSUMER STAPLES - 12.11% (CONTINUED)
  Campbell Soup                                     180  $        5,377
  Cardinal Health, Inc.                             115          11,126
  Clear Channel Communications*                     243          13,231
  Clorox Co.                                        105           3,302
  Coca Cola Co.                                     947          42,767
  Coca-Cola Enterprises                             155           2,756
  Colgate-Palmolive                                 243          13,428
  Comcast Class A*                                  387          16,230
  ConAgra Foods Inc.                                140           2,554
  Coors (Adolph)                                     15             982
  CVS Corp.                                         138           8,072
  Darden Restaurants                                 53           1,259
  Deluxe Corp.                                       33             781
  Donnelley (R.R.) & Sons                            50           1,311
  Fortune Brands, Inc.                               63           2,167
  General Mills                                     122           5,247
  Gillette Co.                                      497          15,491
  Heinz (H.J.)                                       85           3,417
  Hershey Foods                                      66           4,575
  Kellogg Co.                                       181           4,892
  Kimberly-Clark                                    211          14,312
  Kroger Co.*                                       372           9,594
  Longs Drug Stores                                  14             414
  McDonald's Corp.                                  640          16,992
  McKesson HBOC Inc.                                 92           2,461
  Newell Rubbermaid Inc.                            104           2,756
  PepsiCo Inc.                                      595          26,150
  Philip Morris                                     628          29,799
  Procter & Gamble                                  580          36,308
  Quaker Oats                                        57           5,532
  Ralston-Ralston Purina                            126           3,925
  Robert Half International*                         71           1,587
  Safeway Inc.*                                     191          10,534
  Sara Lee Corp.                                    321           6,927
  Starbucks Corp.*                                   81           3,437
  Supervalu Inc.                                     57             760
  Sysco Corp.                                       269           7,131
  TRICON Global Restaurant*                          56           2,139
  Tupperware Corp.                                   24             573
  Unilever N.V.                                     234          12,318
  Univision Communications*                          83           3,167
  UST Inc.                                           57           1,713
  Viacom Inc.*                                      668          29,372
  Walgreen Co.                                      434          17,707
  Walt Disney Co.                                   644          18,418
  Wendy's International                              48           1,071
  Winn-Dixie                                         52           1,475
  Wrigley (Wm) Jr.                                   94           4,536
                                                         --------------
                                                                527,136
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
ENERGY - 5.43%
  Amerada Hess                                       32  $        2,500
  Anadarko Petroleum                                 98           6,152
  Apache Corp.                                       49           2,823
  Ashland Inc.                                       28           1,075
  Baker Hughes                                      100           3,631
  Burlington Resources                               81           3,625
  Chevron Corp.                                     177          15,541
  Conoco Inc.                                       234           6,611
  Devon Energy Corp.                                 53           3,085
  EOG Resources                                      46           1,897
  Exxon Mobil Corp.                               1,039          84,159
  Halliburton Co.                                   153           5,623
  Kerr-McGee                                         36           2,336
  Nabors Industries*                                 60           3,110
  Noble Drilling Corp.*                              54           2,493
  Occidental Petroleum                               91           2,252
  Phillips Petroleum                                107           5,890
  Rowan Cos.*                                        36             990
  Royal Dutch Petroleum                             791          43,853
  Schlumberger Ltd.                                 217          12,501
  Sunoco Inc.                                        34           1,103
  Texaco Inc.                                       199          13,214
  Tosco Corp.                                        49           2,095
  Transocean Sedco Forex                             85           3,685
  Unocal Corp.                                       81           2,800
  USX-Marathon Group                                117           3,153
                                                         --------------
                                                                236,197
                                                         --------------
FINANCIAL - 16.06%
  AFLAC Inc.                                        214           5,894
  Allstate Corp.                                    284          11,911
  Ambac Financial Group                              41           2,601
  American Express                                  482          19,907
  American General                                  188           7,191
  American International Group                      943          75,905
  AmSouth Bancorporation                            155           2,606
  Aon Corp.                                         106           3,763
  Bank of America Corp.                             681          37,285
  Bank of New York                                  253          12,458
  Bank One Corp.                                    492          17,801
  BB&T Corporation                                  163           5,733
  Bear Stearns Cos.                                  33           1,509
  Capital One Financial                              80           4,440
  Charles Schwab                                    556           8,574
  Charter One Financial                              85           2,406
  Chubb Corp.                                        71           5,143
  Cincinnati Financial                               66           2,504
  CIT Group Inc.                                    108           3,119
  Citigroup Inc.                                  1,185          53,301
  Comerica Inc.                                      67           4,121
  Conseco Inc.                                      118           1,900

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
FINANCIAL - 16.06% (CONTINUED)
  Countrywide Credit Industries                      48  $        2,369
  Fannie Mae                                        478          38,049
  Federal Home Loan Mortgage                        300          19,449
  Fifth Third Bancorp                               195          10,420
  First Union Corp.                                 381          12,573
  FleetBoston Financial                             408          15,402
  Franklin Resources Inc                            104           4,067
  Golden West Financial                              67           4,348
  Hartford Financial Services                        83           4,897
  Household International                           185          10,959
  Huntington Bancshares                             101           1,439
  J.P. Morgan Chase & Co.                           796          35,740
  Jefferson-Pilot                                    42           2,851
  KeyCorp                                           181           4,670
  Lehman Brothers Holdings                           85           5,330
  Lincoln National                                   81           3,440
  Loews Corp.                                        58           3,446
  Marsh & McLennan                                  115          10,928
  MBIA Inc.                                          41           3,308
  MBNA Corp.                                        371          12,280
  Mellon Financial Corp.                            211           8,550
  Merrill Lynch                                     277          15,346
  MetLife Inc.                                      300           9,015
  MGIC Investment                                    44           3,010
  Moody's Corp.                                      69           1,902
  Morgan Stanley,Dean Witter                        346          18,511
  National City Corp.                               253           6,768
  Northern Trust Corp.                               98           6,125
  Old Kent Financial Corp.                           58           2,204
  PNC Financial Services                            119           8,062
  Progressive Corp.                                  30           2,912
  Providian Financial Corp                          116           5,690
  Regions Financial Corp.                            89           2,531
  SAFECO Corp.                                       52           1,466
  SouthTrust Corp.                                   67           3,065
  St. Paul Cos.                                      84           3,700
  State Street Corp.                                 68           6,351
  Stilwell Financial                                 88           2,360
  SunTrust Banks                                    117           7,582
  Synovus Financial                                 118           3,186
  T.Rowe Price Associates                            49           1,534
  Torchmark Corp.                                    45           1,747
  U.S. Bancorp                                      767          17,794
  Union Planters                                     52           2,001
  UNUMProvident Corp.                                98           2,864
  USA Education Inc.                                 64           4,650
  Wachovia Corp.                                     83           5,001
  Washington Mutual, Inc.                           237          12,976
  Wells Fargo & Co.                                 727          35,965
                                                         --------------
                                                                698,905
                                                         --------------
                                                 SHARES           VALUE

                                                     ------------------
HEALTH CARE - 11.67%
  Abbott Labs                                       380  $       17,932
  Aetna Inc.*                                        52           1,868
  Allergan, Inc.                                     55           4,078
  ALZA Corp. Class A*                                94           3,807
  American Home Products                            422          24,793
  Amgen*                                            429          25,820
  Applera Corp.                                      94           2,609
  Bard (C.R.) Inc.                                   19             863
  Bausch & Lomb                                      19             868
  Baxter International Inc                          122          11,485
  Becton, Dickinson                                 104           3,673
  Biogen, Inc.*                                      65           4,115
  Biomet, Inc.                                       75           2,954
  Boston Scientific*                                153           3,088
  Bristol-Myers Squibb                              656          38,966
  Chiron Corp.*                                      75           3,291
  CIGNA Corp.                                        62           6,656
  Forest Laboratories*                               68           4,028
  Guidant Corp.*                                    134           6,029
  HCA-The Healthcare Co.                            139           5,598
  HEALTHSOUTH Corp.*                                118           1,521
  Humana Inc.*                                       53             555
  Johnson & Johnson                                 499          43,648
  King Pharmaceuticals*                              70           2,853
  Lilly (Eli) & Co.                                 359          27,521
  Manor Care Inc*                                    39             796
  MedImmune Inc.*                                    87           3,121
  Medtronic Inc.                                    547          25,020
  Merck & Co.                                       980          74,382
  Pfizer, Inc.                                    2,117          86,691
  Pharmacia Corp.                                   484          24,379
  Quintiles Transnational*                           47             887
  Schering-Plough                                   558          20,384
  St Jude Medical*                                   34           1,831
  Stryker Corp.                                      77           4,023
  Tenet Healthcare Corp.*                           123           5,412
  United Health Group Inc.                          131           7,763
  Watson Pharmaceuticals*                            41           2,157
  WellPoint Health Network*                          26           2,478
                                                         --------------
                                                                507,943
                                                         --------------
TECHNOLOGY - 18.41%
  Adaptec, Inc.*                                     40             347
  ADC Telecommunications*                           331           2,814
  Adobe Systems                                     101           3,532
  Advanced Micro Devices*                           107           2,840
  Agilent Technologies*                             190           5,839
  Altera Corp.*                                     159           3,409
  Analog Devices*                                   146           5,291
  Andrew Corp.*                                      33             474
  Apple Computer*                                   127           2,803

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                           TOTAL SOCIAL IMPACT FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 18.41% (CONTINUED)
  Applied Materials*                                342  $       14,877
  Applied Micro Circuits*                           116           1,914
  Autodesk, Inc.                                     25             764
  Automatic Data Processing                         258          14,030
  Avaya Inc.*                                       115           1,495
  BMC Software*                                     104           2,236
  Broadcom Corporation*                              93           2,688
  BroadVision Inc.*                                 106             566
  Cabletron Systems*                                 72             929
  Cisco Systems*                                  3,347          52,920
  Citrix Systems*                                    77           1,627
  COMPAQ Computer                                   774          14,087
  Computer Associates International                 245           6,664
  Computer Sciences Corp.*                           67           2,167
  Compuware Corp.*                                  153           1,492
  Comverse Technology*                               69           4,063
  Concord EFS Inc.*                                  84           3,397
  Conexant Systems*                                  93             831
  Corning Inc.                                      385           7,966
  Dell Computer*                                  1,229          31,570
  Eastman Kodak                                     131           5,226
  Electronic Data Systems                           207          11,563
  EMC Corp.*                                        901          26,489
  Equifax Inc.                                       59           1,844
  First Data                                        164           9,792
  Fiserv Inc.*                                       50           2,237
  Gateway, Inc.*                                    134           2,253
  Grainger (W.W.) Inc.                               44           1,489
  Hewlett-Packard                                   933          29,175
  Intel Corp.                                     3,085          81,174
  International Business Machines                   769          73,962
  Intuit, Inc.*                                      81           2,248
  JDS Uniphase Corp.*                               525           9,680
  KLA-Tencor Corp.*                                  77           3,032
  Lexmark International Inc.*                        54           2,458
  Linear Technology Corp.                           129           5,297
  LSI Logic*                                        129           2,029
  Lucent Technologies                             1,631          16,261
  Maxim Integrated Products*                        114           4,741
  Mercury Interactive*                               32           1,340
  Micron Technology*                                239           9,926
  Microsoft Corp.*                                1,877         102,640
  Motorola Inc.                                     987          14,075
  National Semiconductor*                            69           1,846
  NCR Corp.*                                         38           1,483
  Network Appliance*                                133           2,236
  Nortel Networks Holding Co.                     1,533          21,539
  Novell Inc.*                                      140             700
  Novellus Systems*                                  53           2,150
  Oracle Corp.*                                   2,510          37,600
                                                 SHARES           VALUE

                                                     ------------------
TECHNOLOGY - 18.41% (CONTINUED)
  Palm Inc.*                                        235  $        1,975
  Parametric Technology*                            112           1,015
  Paychex Inc.                                      160           5,930
  PeopleSoft Inc.*                                  117           2,742
  PerkinElmer, Inc.                                  20           1,049
  QLogic Corp.*                                      36             810
  QUALCOMM Inc.*                                    318          18,007
  Raytheon Co.                                      139           4,084
  Sabre Holdings Corporation*                        53           2,447
  Sapient Corp.*                                     50             359
  Scientific-Atlanta                                 63           2,620
  Siebel Systems, Inc.*                             178           4,842
  Sun Microsystems*                               1,337          20,550
  Tektronix Inc.*                                    39           1,064
  Tellabs, Inc.*                                    168           6,836
  Teradyne, Inc.*                                    71           2,343
  Texas Instruments                                 747          23,142
  Unisys Corp.*                                     125           1,750
  Veritas Software*                                 159           7,352
  Vitesse Semiconductor*                             71           1,691
  Xerox Corp.                                       315           1,887
  Xilinx Inc.*                                      131           4,601
  Yahoo! Inc.*                                      236           3,717
                                                         --------------
                                                                800,930
                                                         --------------
TRANSPORTATION - 0.70%
  AMR Corp.*                                         56           1,967
  Burlington Northern Santa                         157           4,770
  CSX Corp.                                          69           2,325
  Delta Air Lines                                    39           1,541
  FedEx Corporation*                                127           5,293
  Norfolk Southern Corp.                            166           2,779
  Ryder System                                       23             414
  Southwest Airlines                                315           5,591
  Union Pacific                                      91           5,119
  USAirways Group Inc.*                              24             851
                                                         --------------
                                                                 30,650
                                                         --------------
UTILITIES - 3.85%
  AES Corp.*                                        198           9,892
  Allegheny Energy Inc.                              43           1,989
  Ameren Corp.                                       58           2,375
  American Electric Power                           134           6,298
  Calpine Corp.*                                    111           6,113
  CINergy Corp.                                      67           2,248
  CMS Energy                                         48           1,420
  Consolidated Edison Holding                        78           2,894
  Constellation Energy Group                         61           2,690
  Dominion Resources                                101           6,511
  DTE Energy Co.                                     56           2,229
  Duke Energy                                       296          12,651

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   TOTAL SOCIAL IMPACT FUND                           SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                     ------------------
UTILITIES - 3.85% (CONTINUED)
  Dynegy Inc.                                       133  $        6,784
  Edison International                              135           1,706
  El Paso Corp.                                     191          12,472
  Enron Corp.                                       268          15,571
  Entergy Corp.                                      85           3,230
  Exelon Corp.                                      109           7,150
  FirstEnergy Corp.                                  94           2,624
  FPL Group                                          74           4,536
  GPU Inc.                                           44           1,430
  KeySpan                                            55           2,097
  Kinder Morgan, Inc.                                45           2,394
  Niagara Mohawk Holdings Inc*                       63           1,065
  NICOR Inc.                                         19             708
  NiSource Inc.                                      80           2,490
  ONEOK Inc.                                         13             532
  Peoples Energy                                     15             583
  PG&E Corp.                                        126           1,569
  Pinnacle West Capital                              37           1,697
  PPL Corporation                                    57           2,506
  Progress Energy, Inc.                              83           3,575
  Public Serv. Enterprise                            83           3,582
  Reliant Energy                                    110           4,978
  Sempra Energy                                      86           2,002
  Southern Co.                                      274           9,615
  TXU Corp.                                         107           4,421
  Williams Cos.                                     162           6,942
  Xcel Energy Inc.                                  132           3,974
                                                         --------------
                                                                167,543
                                                         --------------
    Total Common Stocks
       (cost $4,499,264)                                      4,046,847
                                                         --------------

                                              PRINCIPAL           VALUE

                                                     ------------------

SHORT-TERM INVESTMENTS(3) - 6.89%
VARIABLE RATE DEMAND NOTES(1) - 5.75%
  American Family (4.630% due 12/31/31)   $     113,532  $      113,532
  Firstar Bank (4.805% due 12/31/31)            136,848         136,848
                                                         --------------
                                                                250,380
                                                         --------------
U.S. TREASURY BILL - 1.14%
  (5.350% due 06/14/01)                          50,000          49,564
                                                         --------------
    Total Short-Term Investments
       (cost $299,944)                                          299,944
                                                         --------------
TOTAL INVESTMENTS - 99.89%
   (cost $4,799,208)(2)                                       4,346,791
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.11%                              4,730
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $    4,351,521
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31,2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $137,490 and ($589,907), respectively.
(3) Securities and other assets with an aggregate value of $292,300 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2001:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
S&P 500 Index (06/01)                         1         $(15,300)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 55.10%

                                                 SHARES           VALUE

                                                    -------------------
BASIC MATERIALS - 1.39%
  Air Products & Chemicals                          343  $       13,171
  Alcan Inc.                                        497          17,892
  Alcoa Inc.                                      1,293          46,483
  Allegheny Technologies                            125           2,176
  Archer-Daniels-Midland                            946          12,440
  Barrick Gold Corp.                                592           8,460
  Bemis Company                                      80           2,647
  Boise Cascade                                      86           2,700
  Dow Chemical                                    1,337          42,209
  Du Pont (E.I.)                                  1,567          63,777
  Eastman Chemical                                  115           5,660
  Ecolab Inc.                                       194           8,229
  Engelhard Corp.                                   191           4,939
  FMC Corp.*                                         45           3,314
  Freeport-McMoran Copper*                          224           2,923
  Georgia-Pacific Group                             339           9,967
  Great Lakes Chemical                               81           2,490
  Hercules, Inc.                                    160           2,078
  Homestake Mining                                  390           2,051
  Inco, Ltd.*                                       272           4,034
  International Flavors & Fragrances                154           3,397
  International Paper                               723          26,086
  Louisiana Pacific                                 156           1,499
  Mead Corp.                                        154           3,864
  Newmont Mining                                    251           4,046
  Nucor Corp.                                       127           5,089
  Pactiv Corporation*                               238           2,882
  Phelps Dodge                                      118           4,741
  Placer Dome Inc.                                  490           4,239
  Potlatch Corp.                                     43           1,374
  PPG Industries                                    261          12,029
  Praxair, Inc.                                     236          10,537
  Rohm & Haas                                       326          10,044
  Sigma-Aldrich                                     117           5,601
  Temple-Inland                                      78           3,452
  USX-U.S. Steel Group                              132           1,939
  Vulcan Materials                                  151           7,071
  Westvaco Corp.                                    150           3,635
  Weyerhaeuser Corp.                                331          16,811
  Willamette Industries                             166           7,636
  Worthington Industries                            129           1,200
                                                         --------------
                                                                394,812
                                                         --------------
CAPITAL GOODS - 4.83%
  Allied Waste Industries*                          283           4,437
  American Power Conversion*                        290           3,738
                                                 SHARES           VALUE

                                                    -------------------
CAPITAL GOODS - 4.83% (CONTINUED)
  Avery Dennison Corp.                              168  $        8,739
  Ball Corp.                                         44           2,018
  Boeing Company                                  1,341          74,707
  Briggs & Stratton                                  33           1,266
  Caterpillar Inc.                                  522          23,166
  Cooper Industries                                 139           4,650
  Crane Company                                      91           2,371
  Cummins Engine                                     62           2,327
  Danaher Corp.                                     212          11,567
  Deere & Co.                                       350          12,719
  Dover Corp.                                       304          10,895
  Eaton Corp.                                       109           7,467
  Emerson Electric                                  639          39,618
  Fluor Corp.                                       114           5,073
  General Dynamics                                  300          18,822
  General Electric                               14,953         625,933
  Goodrich (B.F.)                                   152           5,832
  Honeywell International                         1,194          48,715
  Illinois Tool Works                               451          25,635
  Ingersoll-Rand                                    242           9,610
  ITT Industries, Inc.                              132           5,115
  Jabil Circuit*                                    320           6,918
  Johnson Controls                                  128           7,995
  Lockheed Martin Corp.                             640          22,816
  McDermott International                            90           1,139
  Millipore Corp.                                    69           3,192
  Minnesota Mining & Manufacturing                  592          61,509
  Molex Inc.                                        294          10,373
  National Service Industries                        61           1,430
  Navistar International*                            93           2,120
  Northrop Grumman Corp.                            104           9,048
  PACCAR Inc.                                       114           5,109
  Pall Corp.                                        185           4,055
  Parker-Hannifin                                   168           6,673
  Pitney-Bowes                                      386          13,414
  Power-One Inc.*                                   108           1,565
  Rockwell International                            281          10,214
  Sanmina Corp.*                                    444           8,686
  Sealed Air Corp.*                                 125           4,166
  Solectron Corp.*                                  942          17,907
  Symbol Technologies                               210           7,329
  Textron Inc.                                      216          12,277
  Thermo Electron*                                  259           5,822
  Thomas & Betts                                     87           1,510
  Timken Co.                                         91           1,424
  Tyco International                              2,620         113,263
  United Technologies                               704          51,603
  Waste Management                                  929          22,946
                                                         --------------
                                                              1,368,923
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
COMMUNICATIONS SERVICES - 3.38%
  ALLTEL Corp.                                      472  $       24,761
  AT&T Corp.                                      5,664         120,643
  BellSouth                                       2,815         115,190
  CenturyTel, Inc.                                  210           6,038
  Citizens Communications*                          381           4,820
  Global Crossing*                                1,320          17,807
  NEXTEL Communications*                          1,135          16,316
  Qwest Communications International*             2,499          87,590
  SBC Communications Inc.                         5,090         227,167
  Sprint Corp. FON Group                          1,312          28,851
  Sprint Corp. PCS Group*                         1,407          26,733
  Verizon Communications                          4,070         200,651
  WorldCom Inc.*                                  4,345          81,197
                                                         --------------
                                                                957,764
                                                         --------------
CONSUMER CYCLICALS - 4.79%
  American Greetings Class A                         97           1,028
  AutoZone Inc.*                                    200           5,604
  Bed Bath & Beyond*                                420          10,316
  Best Buy Co., Inc.*                               306          11,004
  Black & Decker Corp.                              127           4,667
  Block H&R                                         147           7,359
  Brunswick Corp.                                   131           2,572
  Carnival Corp.                                    882          24,405
  Cendant Corporation*                            1,179          17,202
  Centex Corp.                                       89           3,707
  Cintas Corporation                                259          10,210
  Circuit City Group                                304           3,222
  Consolidated Stores*                              166           1,668
  Convergys Corp.*                                  229           8,260
  Cooper Tire & Rubber                              110           1,249
  Costco Wholesale Corp.*                           669          26,258
  Dana Corp.                                        228           3,917
  Delphi Automotive System                          842          11,931
  Dillard Inc.                                      140           3,072
  Dollar General                                    492          10,056
  Dow Jones & Co.                                   133           6,963
  Federated Department Stores*                      305          12,673
  Ford Motor                                      2,805          78,877
  Gannett Co.                                       399          23,828
  Gap (The)                                       1,273          30,196
  General Motors                                    853          44,228
  Genuine Parts                                     265           6,866
  Goodyear Tire & Rubber                            234           5,581
  Harcourt General Inc.                             107           5,957
  Harley-Davidson                                   454          17,229
  Harrah's Entertainment*                           183           5,386
  Hasbro Inc.                                       258           3,328
  Hilton Hotels                                     551           5,758
  Home Depot                                      3,495         150,635
  IMS Health Inc.                                   445          11,081
                                                 SHARES           VALUE

                                                    -------------------
CONSUMER CYCLICALS - 4.79% (CONTINUED)
  Interpublic Group                                 451  $       15,492
  K mart*                                           720           6,768
  KB Home                                            72           2,350
  Knight-Ridder Inc.                                116           6,230
  Kohl's Corp.*                                     488          30,105
  Leggett & Platt                                   294           5,654
  Limited, Inc.                                     643          10,108
  Liz Claiborne, Inc.                                82           3,858
  Lowe's Cos.                                       572          33,433
  Marriott International                            359          14,784
  Masco Corp.                                       671          16,198
  Mattel, Inc.                                      637          11,300
  May Dept. Stores                                  449          15,931
  Maytag Corp.                                      117           3,773
  McGraw-Hill                                       291          17,358
  Meredith Corp.                                     76           2,653
  New York Times Class A                            254          10,406
  NIKE Inc.                                         409          16,585
  Nordstrom                                         201           3,272
  Office Depot*                                     450           3,938
  Omnicom Group                                     266          22,046
  Penney (J.C.)                                     391           6,252
  Pulte Corp.                                        62           2,505
  RadioShack Corp.                                  279          10,237
  Reebok International*                              85           2,113
  Sears, Roebuck & Co.                              504          17,776
  Sherwin-Williams                                  245           6,243
  Snap-On Inc.                                       88           2,563
  Stanley Works                                     131           4,316
  Staples Inc.*                                     685          10,189
  Starwood Hotels & Resorts                         285           9,693
  Target Corp.                                    1,352          48,780
  Tiffany & Co.                                     217           5,913
  TJX Companies Inc.                                424          13,568
  Toys R Us Holding Cos.*                           308           7,731
  Tribune Co.                                       461          18,781
  TRW Inc.                                          185           6,290
  V.F. Corp.                                        171           5,985
  Visteon Corp.                                     195           2,933
  Wal-Mart Stores                                 6,741         340,421
  Whirlpool Corp.                                   109           5,449
                                                         --------------
                                                              1,356,273
                                                         --------------
CONSUMER STAPLES - 7.11%
  Alberto-Culver                                     83           3,292
  Albertson's                                       634          20,174
  Anheuser-Busch                                  1,352          62,097
  AOL Time Warner Inc.*                           6,529         262,139
  Avon Products                                     355          14,196
  Brown-Forman Corp.                                103           6,381

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
CONSUMER STAPLES - 7.11% (CONTINUED)
  Campbell Soup                                     632  $       18,878
  Cardinal Health, Inc.                             412          39,861
  Clear Channel Communnications*                    857          46,664
  Clorox Co.                                        351          11,039
  Coca Cola Co.                                   3,742         168,989
  Coca-Cola Enterprises                             629          11,184
  Colgate-Palmolive                                 863          47,689
  Comcast Class A*                                1,343          56,322
  ConAgra Foods Inc.                                794          14,483
  Coors (Adolph)                                     55           3,599
  CVS Corp.                                         584          34,158
  Darden Restaurants                                185           4,394
  Deluxe Corp.                                      108           2,556
  Donnelley (R.R.) & Sons                           182           4,772
  Fortune Brands, Inc.                              237           8,153
  General Mills                                     426          18,322
  Gillette Co.                                    1,562          48,688
  Heinz (H.J.)                                      527          21,185
  Hershey Foods                                     205          14,211
  Kellogg Co.                                       607          16,407
  Kimberly-Clark                                    806          54,671
  Kroger Co.*                                     1,249          32,212
  Longs Drug Stores                                  59           1,744
  McDonald's Corp.                                1,979          52,542
  McKesson HBOC Inc.                                422          11,289
  Newell Rubbermaid Inc.                            399          10,574
  PepsiCo Inc.                                    2,156          94,756
  Philip Morris                                   3,355         159,195
  Procter & Gamble                                1,957         122,508
  Quaker Oats                                       196          19,022
  Ralston-Ralston Purina                            459          14,298
  Robert Half International*                        260           5,811
  Safeway Inc.*                                     743          40,976
  Sara Lee Corp.                                  1,258          27,148
  Starbucks Corp.*                                  275          11,670
  Supervalu Inc.                                    197           2,626
  Sysco Corp.                                       998          26,457
  TRICON Global Restaurant*                         221           8,440
  Tupperware Corp.                                   86           2,052
  Unilever N.V.                                     855          45,007
  Univision Communications*                         317          12,097
  UST Inc.                                          243           7,302
  Viacom Inc.*                                    2,582         113,531
  Walgreen Co.                                    1,508          61,526
  Walt Disney Co.                                 3,146          89,976
  Wendy's International                             170           3,794
  Winn-Dixie                                        216           6,128
  Wrigley (Wm) Jr.                                  342          16,502
                                                         --------------
                                                              2,013,687
                                                         --------------
                                                 SHARES           VALUE

                                                    -------------------
ENERGY - 3.77%
  Amerada Hess                                      136  $       10,624
  Anadarko Petroleum                                363          22,789
  Apache Corp.                                      182          10,485
  Ashland Inc.                                      106           4,070
  Baker Hughes                                      494          17,937
  Burlington Resources                              322          14,410
  Chevron Corp.                                     976          85,693
  Conoco Inc.                                       934          26,386
  Devon Energy Corp.                                179          10,418
  EOG Resources                                     174           7,174
  Exxon Mobil Corp.                               5,246         424,926
  Halliburton Co.                                   664          24,402
  Kerr-McGee                                        141           9,151
  Nabors Industries*                                205          10,627
  Noble Drilling Corp.*                             206           9,509
  Occidental Petroleum                              552          13,662
  Phillips Petroleum                                380          20,919
  Rowan Cos.*                                       140           3,850
  Royal Dutch Petroleum                           3,209         177,907
  Schlumberger Ltd.                                 852          49,084
  Sunoco Inc.                                       132           4,281
  Texaco Inc.                                       826          54,846
  Tosco Corp.                                       216           9,236
  Transocean Sedco Forex                            440          19,074
  Unocal Corp.                                      363          12,549
  USX-Marathon Group                                467          12,586
                                                         --------------
                                                              1,066,595
                                                         --------------
FINANCIAL - 9.71%
  AFLAC Inc.                                        794          21,867
  Allstate Corp.                                  1,104          46,302
  Ambac Financial Group                             163          10,339
  American Express                                1,999          82,559
  American General                                  744          28,458
  American International Group                    3,513         282,797
  AmSouth Bancorporation                            566           9,514
  Aon Corp.                                         383          13,597
  Bank of America Corp.                           2,456         134,466
  Bank of New York                                1,104          54,361
  Bank One Corp.                                  1,746          63,170
  BB&T Corporation                                  586          20,610
  Bear Stearns Cos.                                 166           7,593
  Capital One Financial                             293          16,262
  Charles Schwab                                  2,088          32,197
  Charter One Financial                             314           8,886
  Chubb Corp.                                       262          18,979
  Cincinnati Financial                              241           9,143
  CIT Group Inc.                                    394          11,379
  Citigroup Inc.                                  7,586         341,218
  Comerica Inc.                                     234          14,391
  Conseco Inc.                                      487           7,841

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
FINANCIAL - 9.71% (CONTINUED)
  Countrywide Credit Industries                     170  $        8,390
  Fannie Mae                                      1,507         119,957
  Federal Home Loan Mortgage                      1,040          67,423
  Fifth Third Bancorp                               695          37,139
  First Union Corp.                               1,467          48,411
  FleetBoston Financial                           1,617          61,042
  Franklin Resources Inc.                           364          14,236
  Golden West Financial                             237          15,381
  Hartford Financial Services                       322          18,998
  Household International                           708          41,942
  Huntington Bancshares                             365           5,201
  J.P. Morgan Chase & Co.                         2,848         127,875
  Jefferson-Pilot                                   154          10,455
  KeyCorp                                           651          16,796
  Lehman Brothers Holdings                          362          22,697
  Lincoln National                                  287          12,189
  Loews Corp.                                       296          17,585
  Marsh & McLennan                                  403          38,297
  MBIA Inc.                                         147          11,860
  MBNA Corp.                                      1,285          42,534
  Mellon Financial Corp.                            735          29,782
  Merrill Lynch                                   1,223          67,754
  MetLife Inc.                                    1,154          34,678
  MGIC Investment                                   158          10,810
  Moody's Corp.                                     242           6,670
  Morgan Stanley,Dean Witter                      1,694          90,629
  National City Corp.                               907          24,262
  Northern Trust Corp.                              333          20,813
  Old Kent Financial Corp.                          205           7,790
  PNC Financial Services                            435          29,471
  Progressive Corp.                                 109          10,578
  Providian Financial Corp                          426          20,895
  Regions Financial Corp.                           370          10,539
  SAFECO Corp.                                      191           5,384
  SouthTrust Corp.                                  252          11,529
  St. Paul Cos.                                     317          13,964
  State Street Corp.                                241          22,509
  Stilwell Financial                                333           8,931
  SunTrust Banks                                    453          29,354
  Synovus Financial                                 423          11,421
  T.Rowe Price Associates                           181           5,668
  Torchmark Corp.                                   192           7,455
  U.S. Bancorp                                    2,857          66,282
  Union Planters                                    202           7,775
  UNUMProvident Corp.                               360          10,519
  USA Education Inc.                                234          17,000
  Wachovia Corp.                                    303          18,256
  Washington Mutual, Inc.                           880          48,180
  Wells Fargo & Co.                               2,579         127,583
                                                         --------------
                                                              2,750,818
                                                         --------------
                                                 SHARES           VALUE

                                                    -------------------
HEALTH CARE - 7.39%
  Abbott Labs                                     2,319  $      109,434
  Aetna Inc.*                                       211           7,579
  Allergan, Inc.                                    194          14,385
  ALZA Corp. Class A*                               357          14,459
  American Home Products                          1,952         114,680
  Amgen*                                          1,536          92,448
  Applera Corp.                                     312           8,658
  Bard (C.R.) Inc.                                   76           3,450
  Bausch & Lomb                                      79           3,607
  Baxter International Inc.                         434          40,857
  Becton, Dickinson                                 378          13,351
  Biogen, Inc.*                                     222          14,055
  Biomet, Inc.                                      269          10,596
  Boston Scientific*                                610          12,310
  Bristol-Myers Squibb                            2,952         175,349
  Chiron Corp.*                                     269          11,802
  CIGNA Corp.                                       232          24,908
  Forest Laboratories*                              256          15,165
  Guidant Corp.*                                    459          20,650
  HCA-The Healthcare Co.                            834          33,585
  Healthsouth Corp.*                                577           7,438
  Humana Inc.*                                      251           2,630
  Johnson & Johnson                               2,081         182,025
  King Pharmaceuticals*                             238           9,699
  Lilly (Eli) & Co.                               1,690         129,555
  Manor Care Inc.*                                  153           3,121
  MedImmune Inc.*                                   312          11,193
  Medtronic Inc.                                  1,791          81,920
  Merck & Co.                                     3,480         264,132
  Pfizer, Inc.                                    9,521         389,885
  Pharmacia Corp.                                 1,946          98,020
  Quintiles Transnational*                          172           3,247
  Schering-Plough                                 2,191          80,037
  St Jude Medical*                                  125           6,731
  Stryker Corp.                                     300          15,675
  Tenet Healthcare Corp.*                           468          20,592
  United Health Group Inc.                          486          28,800
  Watson Pharmaceuticals*                           144           7,574
  WellPoint Health Network*                          93           8,864
                                                         --------------
                                                              2,092,466
                                                         --------------
TECHNOLOGY - 10.03%
  Adaptec, Inc.*                                    156           1,353
  ADC Telecommunications*                         1,165           9,903
  Adobe Systems                                     358          12,519
  Advanced Micro Devices*                           458          12,155
  Agilent Technologies*                             676          20,773
  Altera Corp.*                                     596          12,777
  Analog Devices*                                   529          19,171
  Andrew Corp.*                                     121           1,739
  Apple Computer*                                   487          10,748

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 10.03% (CONTINUED)
  Applied Materials*                              1,208  $       52,548
  Applied Micro Circuits*                           458           7,557
  Autodesk, Inc.                                     87           2,659
  Automatic Data Processing                         939          51,063
  Avaya Inc.*                                       406           5,278
  BMC Software*                                     365           7,848
  Broadcom Corporation*                             355          10,260
  BroadVision Inc.*                                 415           2,218
  Cabletron Systems*                                273           3,522
  Cisco Systems*                                 10,861         171,740
  Citrix Systems*                                   277           5,852
  COMPAQ Computer                                 2,541          46,246
  Computer Associates International                 881          23,963
  Computer Sciences Corp.*                          250           8,088
  Compuware Corp.*                                  539           5,255
  Comverse Technology*                              228          13,427
  Concord EFS Inc.*                                 326          13,183
  Conexant Systems*                                 325           2,905
  Corning Inc.                                    1,388          28,718
  Dell Computer*                                  3,904         100,284
  Eastman Kodak                                     453          18,070
  Electronic Data Systems                           697          38,934
  EMC Corp.*                                      3,302          97,079
  Equifax Inc.                                      211           6,594
  First Data                                        596          35,587
  Fiserv Inc.*                                      190           8,500
  Gateway, Inc.*                                    482           8,102
  Grainger (W.W.) Inc.                              141           4,773
  Hewlett-Packard                                 2,984          93,310
  Intel Corp.                                    10,156         267,230
  International Business Machines                 2,653         255,166
  Intuit, Inc.*                                     295           8,186
  JDS Uniphase Corp.*                             1,949          35,935
  KLA-Tencor Corp.*                                 278          10,946
  Lexmark International Inc.*                       193           8,785
  Linear Technology Corp.                           466          19,135
  LSI Logic*                                        459           7,220
  Lucent Technologies                             5,040          50,249
  Maxim Integrated Products*                        423          17,593
  Mercury Interactive*                              119           4,983
  Micron Technology*                                830          34,470
  Microsoft Corp.*                                8,047         440,070
  Motorola Inc.                                   3,296          47,001
  National Semiconductor*                           264           7,062
  NCR Corp.*                                        142           5,542
  Network Appliance*                                456           7,667
  Nortel Networks Holding. Co.                    4,674          65,670
  Novell Inc.*                                      493           2,465
  Novellus Systems*                                 195           7,910
  Oracle Corp.*                                   8,447         126,536
                                                 SHARES           VALUE

                                                    -------------------
TECHNOLOGY - 10.03% (CONTINUED)
  Palm Inc.*                                        844  $        7,095
  Parametric Technology*                            413           3,743
  Paychex Inc.                                      556          20,607
  PeopleSoft Inc.*                                  413           9,680
  PerkinElmer, Inc.                                  74           3,881
  QLogic Corp.*                                     120           2,700
  QUALCOMM Inc.*                                  1,109          62,797
  Raytheon Co.                                      509          14,954
  Sabre Holdings Corporation*                       193           8,911
  Sapient Corp.*                                    176           1,265
  Scientific-Atlanta                                238           9,898
  Siebel Systems, Inc.*                             648          17,626
  Sun Microsystems*                               4,859          74,683
  Tektronix Inc.*                                   144           3,930
  Tellabs, Inc.*                                    613          24,941
  Teradyne, Inc.*                                   259           8,547
  Texas Instruments                               2,611          80,889
  Unisys Corp.*                                     467           6,538
  Veritas Software*                                 585          27,050
  Vitesse Semiconductor*                            275           6,548
  Xerox Corp.                                       997           5,972
  Xilinx Inc.*                                      481          16,895
  Yahoo! Inc.*                                      843          13,277
                                                         --------------
                                                              2,836,949
                                                         --------------
TRANSPORTATION - 0.42%
  AMR Corp.*                                        224           7,867
  Burlington Northern Santa                         596          18,106
  CSX Corp.                                         327          11,020
  Delta Air Lines                                   183           7,229
  FedEx Corporation*                                434          18,089
  Norfolk Southern Corp.                            573           9,592
  Ryder System                                       89           1,601
  Southwest Airlines                              1,114          19,774
  Union Pacific                                     371          20,869
  USAirways Group Inc.*                             100           3,545
                                                         --------------
                                                                117,692
                                                         --------------
UTILITIES - 2.28%
  AES Corp.*                                        803          40,118
  Allegheny Energy Inc.                             163           7,540
  Ameren Corp.                                      205           8,395
  American Electric Power                           481          22,607
  Calpine Corp.*                                    425          23,405
  CINergy Corp.                                     238           7,985
  CMS Energy                                        180           5,326
  Consolidated Edison Holdings                      317          11,761
  Constellation Energy Group                        224           9,878
  Dominion Resources                                356          22,951
  DTE Energy Co.                                    213           8,477
  Duke Energy                                     1,100          47,014

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BALANCED INDEX FUND                                SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                 SHARES           VALUE

                                                    -------------------
UTILITIES - 2.28% (CONTINUED)
  Dynegy Inc.                                       488  $       24,893
  Edison International                              497           6,282
  El Paso Corp.                                     739          48,257
  Enron Corp.                                     1,127          65,479
  Entergy Corp.                                     344          13,072
  Exelon Corp.                                      486          31,882
  FirstEnergy Corp.                                 346           9,660
  FPL Group                                         267          16,367
  GPU Inc.                                          182           5,913
  KeySpan                                           211           8,045
  Kinder Morgan, Inc.                               152           8,086
  Niagara Mohawk Holdings Inc.*                     242           4,090
  NICOR Inc.                                         70           2,609
  NiSource Inc.                                     308           9,585
  ONEOK Inc.                                         44           1,799
  Peoples Energy                                     53           2,060
  PG&E Corp.                                        577           7,184
  Pinnacle West Capital                             127           5,825
  PPL Corporation                                   216           9,495
  Progress Energy, Inc.                             312          13,438
  Public Serv. Enterprise                           324          13,984
  Reliant Energy                                    442          20,001
  Sempra Energy                                     306           7,124
  Southern Co.                                    1,020          35,792
  TXU Corp.                                         395          16,321
  Williams Cos.                                     661          28,324
  Xcel Energy Inc.                                  504          15,175
                                                         --------------
                                                                646,199
                                                         --------------
    Total Common Stocks
       (cost $20,063,314)                                    15,602,178
                                                         --------------

UNIT INVESTMENT TRUST - 4.18%
  S&P 500 Depositary Receipts                    10,154       1,184,870
                                                         --------------
    Total Unit Investment Trust
       (cost $1,241,126)                                      1,184,870
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

U.S. TREASURY OBLIGATIONS - 11.97%
U.S. Treasury Note
  (5.000% due 02/15/11)                   $     300,000         301,640
U.S. Treasury Note
  (7.250% due 05/15/04)                       1,050,000       1,134,452
U.S. Treasury Note
  (7.000% due 07/15/06)                         845,000         935,412
U.S. Treasury Bond
  (6.250% due 08/15/23)                         495,000         533,625
                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. Treasury Bond
  (6.125% due 11/15/27)                   $     450,000  $      480,656
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $3,314,851)                                      3,385,785
                                                         --------------

U.S. GOVERNMENT AGENCY
OBLIGATIONS - 4.50%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 4.50%
  (5.750% due 07/15/03)                       1,245,000       1,273,847
                                                         --------------
    Total U.S. Government Agency
       Obligations (cost $1,211,550)                          1,273,847
                                                         --------------

MORTGAGE-BACKED SECURITIES - 12.76%
FEDERAL HOME LOAN MORTGAGE COPORATION -
12.76%
  FNCL (7.000% due 07/01/29)                  3,567,194       3,612,157
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $3,429,361)                                      3,612,157
                                                         --------------

CORPORATE BONDS - 9.13%
AIR TRANSPORTATION - 1.18%
  Delta Air Lines (7.900% due 12/15/09)         346,000         335,300
                                                         --------------
BANK, BANK HOLDING COMPANIES & OTHER
BANK SERVICES - 3.17%
  Erac USA Finance (7.950% due 12/15/09)        346,000         352,168
  Household Finance (7.200% due
     07/15/06)                                  520,000         544,760
                                                         --------------
                                                                896,928
                                                         --------------
CONSUMER CYCLICAL - 1.20%
  Ford Motor Co. (7.450% due 07/16/31)          346,000         339,986
                                                         --------------
CONSUMER NON-DURABLES - 1.21%
  Great Lakes Chemical (7.000% due
     07/15/09)                                  346,000         342,890
                                                         --------------
MANUFACTURING - 2.37%
  Champion International Corp.(7.200%
     due 11/01/26)                              312,000         314,752
  Rohm & Haas Co. (6.950% due 07/15/04)         346,000         356,714
                                                         --------------
                                                                671,466
                                                         --------------
    Total Coporate Bonds
       (cost $2,499,698)                                      2,586,570
                                                         --------------

SHORT-TERM INVESTMENTS(3) - 1.78%
VARIABLE RATE DEMAND NOTES(1) - 1.71%
  Firstar Bank (4.805% due 12/31/31)            485,496         485,496
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                BALANCED INDEX FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY BILL - 0.07%
  (5.350% due 06/14/01)                   $      20,000  $       19,825
                                                         --------------
    Total Short-Term Investments
       (cost $505,321)                                          505,321
                                                         --------------
TOTAL INVESTMENTS - 99.42%
   (cost $32,265,221)(2)                                     28,150,728
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.58%                            164,990
                                                         --------------
TOTAL NET ASSETS - 100.00%                               $   28,315,718
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date on which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for federal income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $1,863,658 and ($5,978,151), respectively.
(3) Securities and other assets with an aggregate value of $292,300 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2001:

                                                         Unrealized
                                                      Appreciation/
Type                                      Contracts  (Depreciation)
-------------------------------------------------------------------
Standard & Poor's 500 Index (06/01)           1         $  4,175

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   LEHMAN AGGREGATE BOND INDEX FUND                   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

U.S. TREASURY OBLIGATIONS - 36.86%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 36.86%
  6.250% due 01/31/02                     $   1,850,000  $    1,880,495
  6.250% due 02/28/02                           200,000         203,653
  6.500% due 05/15/05                           800,000         857,567
  6.125% due 08/15/07                         1,040,000       1,113,531
  5.000% due 02/15/11                           250,000         251,367
  7.625% due 11/15/22                           550,000         686,750
  6.250% due 08/15/23                         1,060,000       1,142,713
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $5,835,216)                                      6,136,076
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.14%
FEDERAL HOME LOAN MORTGAGE CORPORATION -
6.14%
  5.750% due 07/15/03                         1,000,000       1,023,170
                                                         --------------
    Total U.S. Government Agency
       Obligations (cost $973,132)                            1,023,170
                                                         --------------
MORTGAGE-BACKED SECURITIES - 31.26%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 31.26%
  FNCI (6.500% due 07/01/14)                  2,455,592       2,488,384
  FNCL (7.000% due 07/01/29)                  2,682,418       2,716,856
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $4,949,485)                                      5,205,240
                                                         --------------

CORPORATE BONDS AND NOTES - 24.14%
AIR TRANSPORTATION - 1.46%
  Delta Airlines (7.900% due 12/15/09)          250,000         242,269
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 6.22%
  Erac USA Finance (7.950% due 12/15/09)        250,000         254,457
  General Electric Capital Corp (6.875%
     due 11/15/10)                              250,000         267,978
  Household Finance Corp. (7.2000% due
     07/15/06)                                  250,000         261,904
  U.S. West Cap (6.875% due 08/15/01)           250,000         251,470
                                                         --------------
                                                              1,035,809
                                                         --------------
                                              PRINCIPAL           VALUE

                                                     ------------------
CAPITAL GOODS - 3.18%
  Caterpillar Inc. (7.250% due 09/15/09)  $     500,000  $      529,873
                                                         --------------
CONSUMER CYCLICAL - 2.95%
  Ford Motor Corp. (7.450% due 07/16/31)        500,000         491,310
                                                         --------------
CONSUMER NON-DURABLE - 1.49%
  Great Lakes Chemical Corp. (7.000% due
     07/15/09)                                  250,000         247,753
                                                         --------------
ENERGY - 3.18%
  Keyspan Corp. (7.250% due 11/15/05)           500,000         530,234
                                                         --------------
MANUFACTURING - 5.66%
  Champion International Corp. (7.200%
     due 11/01/26)                              200,000         201,764
  Rohm & Haas Co. (6.950% due 07/15/04)         250,000         257,741
  Westvaco Corp. (7.950% due 02/15/31)          500,000         482,735
                                                         --------------
                                                                942,240
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $3,904,108)                                      4,019,488
                                                         --------------

SHORT-TERM INVESTMENTS - 0.55%
VARIABLE RATE DEMAND NOTES(1) - 0.55%
  Firstar Bank (4.805% due 12/31/31)             91,603          91,603
                                                         --------------
    Total Short-Term Investments
       (cost $91,603)                                            91,603
                                                         --------------
    TOTAL INVESTMENTS - 98.95%
       (cost $15,753,544)(2)                                 16,475,577
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.05%                            175,080
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   16,650,657
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $745,733 and ($23,700), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                       EVEREST FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

COMMON STOCKS - 97.31%

                                                 SHARES           VALUE

                                                    -------------------
BASIC MATERIALS - 5.16%
  Alcoa Inc.                                     28,600  $    1,028,170
  Dow Chemical                                   25,100         792,407
  Du Pont (E.I.)                                 26,000       1,058,200
                                                         --------------
                                                              2,878,777
                                                         --------------
CAPITAL GOODS - 15.52%
  Caterpillar Inc.                               22,000         976,360
  Deere & Co.                                    21,000         763,140
  Honeywell International Inc.                   27,000       1,101,600
  ITT Industries Inc.                            33,200       1,286,500
  Minnesota Mining & Manufacturing Co.            9,400         976,660
  Raytheon Co.                                   47,200       1,386,736
  SPX Corp.*                                     14,500       1,316,020
  Textron Inc.                                   15,100         858,284
                                                         --------------
                                                              8,665,300
                                                         --------------
CONSUMER DURABLES - 1.88%
  General Motors Corp.                           20,214       1,048,096
                                                         --------------
                                                              1,048,096
                                                         --------------
CONSUMER NON-DURABLES - 6.43%
  McDonald's Corp.                               22,000         584,100
  PepsiCo Inc.                                   31,700       1,393,215
  Sara Lee Corp.                                 48,100       1,037,998
  TRICON Global Restaurants*                     15,100         576,669
                                                         --------------
                                                              3,591,982
                                                         --------------
CONSUMER SERVICES - 3.93%
  Gannett Co.                                    23,200       1,385,504
  Knight Ridder Inc.                             15,000         805,650
                                                         --------------
                                                              2,191,154
                                                         --------------
ENERGY - 9.19%
  Conoco Inc.                                    50,000       1,405,000
  Exxon Mobil Corp.                              15,600       1,263,600
  Texaco Inc.                                    16,400       1,088,960
  USX-Marathon Group Inc.                        51,000       1,374,450
                                                         --------------
                                                              5,132,010
                                                         --------------
FINANCIAL - 22.81%
  American Express Co.                           34,400       1,420,720
  Bank of America Corp.                          26,000       1,423,500
  Charter One Financial                          37,339       1,056,694
  First Union Corp.                              44,000       1,452,000
  FleetBoston Financial Corp.                    54,860       2,070,965
  JP Morgan Chase & Co                           30,150       1,353,735
                                                 SHARES           VALUE

                                                    -------------------
FINANCIAL - 22.81% (CONTINUED)
  Sun Trust Banks                                25,000  $    1,620,000
  Washington Mutual Inc.                         22,000       1,204,500
  XL Capital Limited                             14,900       1,133,443
                                                         --------------
                                                             12,735,557
                                                         --------------
HEALTH CARE - 6.03%
  Beckman Coulter Inc.                           28,000       1,094,520
  Johnson & Johnson                              14,600       1,277,062
  Schering-Plough                                27,300         997,269
                                                         --------------
                                                              3,368,851
                                                         --------------
PUBLIC UTILITIES - 17.70%
  Ameren Corp.                                   33,100       1,355,445
  AT&T Corp.                                     27,687         589,733
  BellSouth Corp.                                34,000       1,391,280
  Cinergy Corp.                                  37,000       1,241,350
  Kansas City Power & Light                      55,100       1,355,460
  SBC Communications Inc.                        31,800       1,419,234
  SCANA Corp.                                    52,462       1,424,343
  Verizon Communications                         22,354       1,102,052
                                                         --------------
                                                              9,878,897
                                                         --------------
TECHNOLOGY - 8.66%
  Computer Associates International              17,000         462,400
  Hughes Electronics Corp.*                       5,385         105,008
  International Business Machines                 9,600         923,328
  Microsoft Corp.*                               23,300       1,274,219
  NCR Corp.*                                     23,500         917,205
  Sabre Group Holdings Inc.*                     24,900       1,149,633
                                                         --------------
                                                              4,831,793
                                                         --------------
    Total Common Stocks
       (cost $50,667,989)                                    54,322,417
                                                         --------------

                                              PRINCIPAL           VALUE

                                                    -------------------

SHORT-TERM INVESTMENTS - 2.32%
VARIABLE RATE DEMAND NOTES(1) - 2.32%
  Sara Lee (4.655% due 12/31/31)          $      73,607  $       73,607
  Firstar Bank (4.805% due 12/31/31)          1,222,634       1,222,634
                                                         --------------
    Total Short-Term Investments
       (cost $1,296,241)                                      1,296,241
                                                         --------------
TOTAL INVESTMENTS - 99.63%
   (cost $51,964,230)(2)                                     55,618,658
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.37%                            205,274
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   55,823,932
                                                         ==============

----------

 *   Non-income producing
(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $5,754,343 and ($2,099,915), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

U.S. TREASURY OBLIGATIONS - 34.37%

                                              PRINCIPAL           VALUE

                                                    -------------------
U.S. TREASURY NOTES & BONDS - 34.37%
  0.000% due 08/15/02                     $   1,519,000  $    1,436,091
  5.875% due 02/15/04                         3,500,000       3,638,660
  5.875% due 01/15/05                         6,300,000       6,628,640
  5.625% due 02/15/06                         6,900,000       7,205,906
  7.000% due 07/15/06                         5,639,000       6,242,350
  6.500% due 10/15/06                         6,500,000       7,058,844
                                                         --------------
    Total U.S. Treasury Obligations
       (cost $27,598,006)                                    32,210,491
                                                         --------------

MORTGAGE-BACKED SECURITIES - 6.45%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
3.56%
  6.500% due 02/01/29                         3,343,350       3,340,309
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 2.89%
  6.500% due 10/15/28                         2,703,487       2,705,553
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $5,860,941)                                      6,045,862
                                                         --------------
COLLATERIZED MORTGAGE OBLIGATIONS -
9.42%
PRIVATE SECTOR - 9.42%
  CMC2 Securities Corp. 1993 E 1 E 1CP
     (0.000% due 12/25/08)                      138,347         118,144
  Capstead Mortgage Securities Corp. C-4
     (10.950% due 02/01/14)                      52,952          52,952
  BOAMS 1999-3-B3 (6.250% due 05/25/14)         675,316         641,590
  BSMSI 1997-7 4B1 (7.000% due 01/25/13)        614,528         624,932
  CMSI 2000-2 B 3 (7.500% due 05/25/30)         472,029         392,157
  GECMS 1996-17 2B3 (7.250% due
     12/25/11)                                  250,132         254,687
  NMFC 1998-4 B3 (6.250% due 10/25/28)        1,015,471         901,169
  NSCOR 1998-16 B1 (6.500% due 06/25/13)        879,899         879,028
  PNCMS 1999-91P (0.000% due 09/25/29)        3,273,959       2,437,487
  RFMSI 2000-S1 B1 (7.500% due 01/25/30)        592,977         487,415
  RFMSI 2000-S7 M3 (8.000% due 06/25/30)        686,047         690,211
  SASC 1997-4 1B1 (6.750% due 12/25/12)         654,689         659,108
                                              PRINCIPAL           VALUE

                                                    -------------------
PRIVATE SECTOR - 9.42% (CONTINUED)
  WFMBS 2000-9 B4 (7.750% due 11/25/30    $     787,025  $      691,646
                                                         --------------
    Total Collaterized Mortgage
       Obligations
       (cost $7,898,896)                                      8,830,526
                                                         --------------

ASSET-BACKED SECURITIES - 2.03%
COMMERCIAL MORTGAGE-BACKED SECURITIES -
2.03%
  Chase Commercial Mortgage Sec. (6.600%
     due 12/19/07)                            1,982,000       1,901,648
                                                         --------------
    Total Asset-Backed Securities
       (cost $1,771,058)                                      1,901,648
                                                         --------------

CORPORATE BONDS AND NOTES - 44.35%
AIR TRANSPORTATION - 2.22%
  Continental Airlines (7.820% due
     10/15/13)                                  636,568         666,156
  Midway Air Lines (8.140% due 01/02/13)        715,273         692,471
  NWA Trust No. 2 Class B (10.230% due
     06/21/14)                                  638,400         720,600
                                                         --------------
                                                              2,079,227
                                                         --------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 6.25%
  Ahmanson Capital Trust (8.360% due
     12/01/26                                 1,139,000       1,075,539
  Banc Tec Inc. (7.500% due 06/01/08)         1,139,000         281,903
  Erac USA Finance (7.950% due 12/15/09)        760,000         773,548
  GS Escrow Corp. (6.750% due 08/01/01)         228,000         227,469
  GS Escrow Corp. (7.000% due 08/01/03)         760,000         753,519
  Household Finance Corp. (7.20% due
     07/15/06)                                1,139,000       1,193,233
  NationsBank Corp. (7.625% due
     04/15/05)                                  760,000         806,423
  Svenska Handelsbanken (7.125% due
     03/07/07)                                  750,000         749,878
                                                         --------------
                                                              5,861,512
                                                         --------------
BASIC MATERIALS - 0.95%
  IMC Global Nts. (7.625% due 11/01/05)         950,000         890,427
                                                         --------------
COMMUNICATIONS SERVICES - 0.43%
  Charter Communications Sr. Nt.
     (11.125% due 01/15/11)                     375,000         400,313
                                                         --------------
CONSUMER CYCLICAL - 1.37%
  Federal-Mogul Co. (7.375% due
     01/15/06)                                  760,000         106,400
  Visteon Corp. (8.250% due 08/01/10)           750,000         787,850

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                                          BOND FUND
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
CONSUMER CYCLICAL - 1.37% (CONTINUED)
  WCI Communities Inc. Sr. Sub N
     (10.625% due 02/15/11)               $     375,000  $      387,188
                                                         --------------
                                                              1,281,438
                                                         --------------
CONSUMER NON-DURABLE - 1.22%
  Levis Strauss (11.625% due 01/15/08)          375,000         384,375
  World Color Press Inc. Sr. Nts.
     (7.750% due 02/15/09)                      760,000         754,580
                                                         --------------
                                                              1,138,955
                                                         --------------
ELECTRIC - 4.19%
  Calpine Corp. (8.625% due 08/15/10)         1,500,000       1,551,720
  Carolina Power & Light Sr. Nts.
     (5.950% due 03/01/09)                      760,000         737,566
  Niagara Mohawk Power (8.000% due
     06/01/04)                                  950,000       1,009,062
  Pacific Gas & Electric (5.875% due
     10/01/05)                                  750,000         630,000
                                                         --------------
                                                              3,928,348
                                                         --------------
ENERGY - 5.26%
  Allegheny Energy Supply (7.800% due
     03/15/11)                                  750,000         756,449
  Gulf Canada Resources Ltd. (7.125% due
     01/15/11)                                  925,000         939,555
  Louis Dreyfus Nts. (6.875% due
     12/01/07)                                1,139,000       1,144,640
  Mitchell Energy Sr. Nts. (6.750% due
     02/15/04)                                1,329,000       1,349,282
  Pemex Master Trust (8.500% due
     02/15/08)                                  750,000         744,375
                                                         --------------
                                                              4,934,301
                                                         --------------
ENTERTAINMENT & LEISURE - 1.76%
  Choctaw Resort (9.250% due 04/01/09)          375,000         381,094
  MGM Mirage (8.375% due 02/01/11)              190,000         190,950
  Royal Caribbean (7.000% due 10/15/07)       1,139,000       1,080,279
                                                         --------------
                                                              1,652,323
                                                         --------------
FOOD, BEVERAGE, & TOBACCO - 0.82%
  RJR Nabisco Inc. (7.550% due 06/15/15)        760,000         768,052
                                                         --------------
HEALTH CARE - 1.24%
  Universal Health Services Sr. Nts.
     (8.750% due 08/15/05)                    1,139,000       1,165,620
                                                         --------------
INSURANCE - 3.22%
  Fairfax Financial Holdings (7.375% due
     03/15/06)                                  760,000         689,546
  Farmers Insurance Exchange (8.500% due
     08/01/04)                                  760,000         810,048
  Prudential Ins. Surplus Nts. (8.100%
     due 07/15/15)                              760,000         786,317
                                              PRINCIPAL           VALUE

                                                    -------------------
INSURANCE - 3.22% (CONTINUED)
  USF&G Capital (8.470% due 01/10/27)     $     760,000  $      731,144
                                                         --------------
                                                              3,017,055
                                                         --------------
MEDIA & CABLE - 3.72%
  CF Cable TV Inc. (9.125% due 07/15/07)        760,000         773,245
  CSC Holdings Sr. Nt. (8.125% due
     08/15/09)                                1,139,000       1,158,664
  Continental Cablevision (8.300% due
     05/15/06)                                  760,000         821,537
  Diamond Cable Co. (13.250% due
     09/30/04)                                  750,000         731,250
                                                         --------------
                                                              3,484,696
                                                         --------------
MEDIA CONGLOMERATE - 2.05%
  News American Holdings Nts. (6.625%
     due 01/09/08)                            1,139,000       1,108,940
  Viacom Inc. Sr. Nts. (7.750% due
     06/01/05)                                  760,000         813,307
                                                         --------------
                                                              1,922,247
                                                         --------------
REAL ESTATE - 3.25%
  Camden Property Trust (7.625% due
     02/15/11)                                  750,000         769,031
  Colonial Properties Sr. Nts. (8.050%
     due 07/15/06)                            1,139,000       1,177,488
  Healthcare Properties Nts. (6.875% due
     06/08/05)                                1,139,000       1,099,130
                                                         --------------
                                                              3,045,649
                                                         --------------
TELECOMMUNICATIONS - 6.40%
  360 Communications Sr. Nts. (7.500%
     due 03/01/06)                            1,139,000       1,194,433
  AT&T Canada Inc. (7.650% due 09/15/06)        750,000         743,022
  British Telecomm (8.125% due 12/15/10)        750,000         782,270
  Call-Net Enterprises Sr. Nts. (0.000%
     due 05/15/09)                              760,000         117,800
  Deutshe Telecomm (8.000% due 06/15/100        750,000         765,991
  Global Crossing Holdings (9.625% due
     05/15/08)                                  760,000         716,300
  Sprint Cap Corp. Bonds (7.625% due
     01/30/11)                                1,125,000       1,138,449
  Talton Holdings Inc. Sr. Nts. (11.000%
     due 06/30/07)                              760,000         543,400
                                                         --------------
                                                              6,001,665
                                                         --------------
    Total Corporate Bonds & Notes
       (cost $45,449,379)                                    41,571,828
                                                         --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   BOND FUND                                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                              PRINCIPAL           VALUE

                                                    -------------------
SHORT-TERM INVESTMENTS - 1.60%
VARIABLE RATE DEMAND NOTES(1) - 1.60%
  Firstar Bank (4.805% due 12/31/31)      $   1,502,080  $    1,502,080
                                                         --------------
    Total Short-Term Investments
       (cost $1,502,080)                                      1,502,080
                                                         --------------
    TOTAL INVESTMENTS - 98.23%
       (cost $90,080,360)(2)                                 92,062,435
                                                         --------------
OTHER ASSETS AND LIABILITIES - 1.77%                          1,663,572
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   93,726,007
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $3,906,503 and ($1,924,428), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   SCHEDULE OF INVESTMENTS                         SHORT-TERM GOVERNMENT FUND
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

U.S. TREASURY OBLIGATIONS - 40.14%

                                              PRINCIPAL           VALUE

                                                     ------------------
U.S. TREASURY NOTES & BONDS - 40.14%
  6.250% due 02/28/02                     $   2,000,000  $    2,036,530
  4.750% due 01/31/03                         2,000,000       2,017,308
  5.875% due 11/15/04                           500,000         522,183
  5.750% due 11/15/05                         1,000,000       1,048,593
                                                         --------------
    Total U.S. Treasury Notes & Bonds
       (cost $5,578,883)                                      5,624,614
                                                         --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -
44.23%
  FNMA (4.625% due 10/15/01)                  2,000,000       2,001,574
  FNMA (5.250% due 01/15/03)                  2,000,000       2,021,720
  FNMA (7.125% due 03/15/07)                  2,000,000       2,174,760
                                                         --------------
    Total U.S. Government Agency
       Obligations (cost $6,010,203)                          6,198,054
                                                         --------------

MORTGAGE-BACKED SECURITIES - 12.16%
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.30%
  6.000% due 07/15/11                            14,045             114
                                              PRINCIPAL           VALUE

                                                     ------------------
FEDERAL HOME LOAN MORTGAGE
CORPORATION - 0.30% (CONTINUED)
  8.000% due 04/01/18                     $      40,916  $       42,331
                                                         --------------
                                                                 42,445
                                                         --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION -
11.49%
  6.000% due 10/01/13                         1,607,507       1,609,998
                                                         --------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION - 0.37%
  9.500% due 09/15/09                            47,849          51,404
                                                         --------------
    Total Mortgage-Backed Securities
       (cost $1,610,467)                                      1,703,847
                                                         --------------

SHORT-TERM INVESTMENTS - 2.53%
VARIABLE RATE DEMAND NOTES(1) - 2.53%
  Firstar Bank (5.440% due 12/31/31)            354,113         354,113
                                                         --------------
    Total Short-Term Investments
       (cost $354,113)                                          354,113
                                                         --------------
    TOTAL INVESTMENTS - 99.06%
       (cost $13,553,666)(2)                                 13,880,628
                                                         --------------
OTHER ASSETS AND LIABILITIES - 0.94%                            131,284
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   14,011,912
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2001.
(2) Represents cost for income tax purposes which is substantially the same for financial reporting purposes. Gross unrealized appreciation and depreciation of securities as of March 31, 2001 was $328,011 and ($1,049), respectively.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   MONEY MARKET FUND                                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

MARCH 31, 2001
(UNAUDITED)

FLOATING RATE NOTE - 3.61%

                                              PRINCIPAL           VALUE

                                                    -------------------
BANK, BANK HOLDING COMPANIES, & OTHER
BANK SERVICES - 3.61%
  First Union National Bank (6.690% due
     07/26/01)                            $   3,000,000  $    3,000,000
                                                         --------------
    Total Floating Rate Note
       (cost $3,000,000)                                      3,000,000
                                                         --------------

SHORT-TERM INVESTMENTS - 96.46%
COMMERCIAL PAPER - 93.67%
  American Express Centurian (6.818% due
     07/17/01)                                3,000,000       3,000,000
  Asset Portfolio Funding (5.000% due
     04/18/01)                                2,477,000       2,471,152
  Bank of Scotland Treasury (5.450% due
     04/23/01)                                3,000,000       2,990,008
  Bavaria Finance Funding (5.030% due
     05/14/01)                                2,000,000       1,987,984
  Bavaria Universal Funding (5.530% due
     04/25/01)                                2,750,000       2,739,862
  CXC Inc. (5.100% due 05/10/01)              3,000,000       2,983,425
  Canadian Wheat Board (5.120% due
     05/22/01)                                3,000,000       2,978,240
  Countrywide Home Loan (6.249% due
     09/05/01)                                3,000,000       3,000,000
  Credit Suisse FB (5.190% due 06/14/01)      3,000,000       2,967,995
  Delaware Funding Corp. (5.020% due
     05/17/01)                                2,500,000       2,483,964
  Eksportfinans A/S (5.450% due
     04/05/01)                                2,500,000       2,498,486
  Enterprise Funding Corp. (5.050% due
     05/04/01)                                3,000,000       2,986,113
  FCAR Owner Trust (5.200% due 05/24/01)      2,000,000       1,984,689
  Forrestal Funding Master Trust (4.810%
     due 06/08/01)                            3,000,000       2,972,743
  Galaxy Funding (5.250% due 05/17/01)        3,000,000       2,979,875
  Giro Funding U.S. Corp. (5.270% due
     05/17/01)                                3,000,000       2,979,798
                                              PRINCIPAL           VALUE

                                                    -------------------
COMMERCIAL PAPER - 93.67% (CONTINUED)
  Goldman Sachs Promisary Note (6.400%
     due 05/24/01)                        $   2,000,000  $    2,000,000
  Hatteras Funding (5.000% due 04/26/01)      3,000,000       2,989,583
  Heller Financial Inc. (6.971% due
     07/17/01)                                3,000,000       2,999,559
  Hylsa SA DE CV (4.850% due 05/18/01)        1,500,000       1,490,502
  Jupiter Security Corp. (5.050% due
     05/09/01)                                3,000,000       2,984,008
  Monte Rosa Capital Corp. (5.050% due
     04/18/01)                                3,000,000       2,992,846
  Philip Morris Companies, Inc. (4.840%
     due 05/09/01)                            1,500,000       1,492,337
  Quincy Capital Corp. (5.000% due
     04/16/01)                                2,000,000       1,995,833
  Scaldis Capital LLC (5.150% due
     07/13/01)                                2,000,000       1,970,531
  Steller Funding Group (6.450% due
     05/29/01)                                2,585,000       2,558,138
  Surrey Funding Corp. (5.260% due
     05/03/01)                                3,000,000       2,985,973
  Svenska Handelsbanken (5.040% due
     05/07/01)                                3,000,000       2,984,880
  Sweetwater Capital Corp. (5.160% due
     05/23/01)                                1,500,000       1,488,820
  Verizon Net Funding (4.710% due
     06/29/01)                                3,000,000       2,965,067
                                                         --------------
                                                             77,902,411
                                                         --------------
VARIABLE RATE DEMAND NOTES(1) - 2.79%
  Firstar Bank (4.805% due 12/31/31)          2,318,284       2,318,284
                                                         --------------
    Total Short-Term Investments
       (cost $77,220,695)                                    80,220,695
                                                         --------------
    TOTAL INVESTMENTS - 100.07%
       (cost $80,220,695)                                    83,220,695
                                                         --------------
OTHER ASSETS AND LIABILITIES - (0.07)%                          (59,992)
                                                         --------------
TOTAL NET ASSETS - 100%                                  $   83,160,703
                                                         ==============

----------

(1) Interest rates vary periodically based on current market rates. Rates shown are as of March 31, 2001. The maturity shown for each variable rate demand note is the later of the next scheduled interest adjustment date or the date which principal can be recovered through demand. Information shown is as of March 31, 2001.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
MARCH 31, 2001 (UNAUDITED)

  NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Summit Mutual Funds, Inc. ("Summit Mutual Funds") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. Summit Mutual Funds is offered in two series, the Pinnacle Series and the Apex Series. The results of the Apex Series are presented herein. The shares of Summit Mutual Funds are offered without sales charge to institutional and retail investors. These funds are also offered to The Union Central Life Insurance Company ("Union Central") and its exempt separate accounts. Summit Mutual Funds Apex Series' shares are offered in twelve different funds - S&P 500 Index Fund, S&P MidCap 400 Index Fund, Russell 2000 Small Cap Index Fund, Nasdaq-100 Index Fund, EAFE International Index Fund, Total Social Impact Fund, Balanced Index Fund, Lehman Aggregate Bond Index Fund, Everest Fund, Bond Fund, Short-term Government Fund, and Money Market Fund (individually "Fund"). The S&P 500 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index. The S&P MidCap 400 Index Fund seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index. The Russell 2000 Small Cap Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index. The Nasdaq-100 Index Fund seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index. The EAFE International Index Fund seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International ("MSCI") EAFE Index. The Total Social Impact Fund seeks investment results that closely correspond to the total return performance of U.S. Common Stocks, as presented by the S&P 500 Index. The Total Social Impact Fund also seeks to promote better business practices by investing more in companies in the S&P 500 Index that conduct their business commendably with respect to their stakeholders. The Balanced Index Fund seeks investment results, with respect to 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and with respect to 40% of its assets, that correspond to the total return performance of investment-grade bonds, as represented by the Lehman Brothers Aggregate Bond Index. The Lehman Aggregate Bond Index Fund seeks investment results that correspond to the total return performance of the bond market, as represented by the Lehman Brothers Aggregate Bond Index. The Everest Fund seeks long-term appreciation of capital, without incurring unduly high risk, by investing primarily in common stocks and other equity securities. The Bond Fund seeks as high a level of current income as is consistent with reasonable investment risk, by investing primarily in long-term, fixed-income, investment-grade corporate bonds. The Short-term Government Fund seeks to provide a high level of current income and preservation of capital by investing 100% of its total assets in bonds issued by the U.S. government and its agencies. The Money Market Fund seeks to maintain stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION - Securities held in each Fund, except for money market instruments maturing in 60 days or less, are valued as follows: Securities traded on stock exchanges (including securities traded in both the over-the-counter market and on an exchange), or listed on the NASDAQ National Market System, are valued at the last sales price as of the close of the New York Stock Exchange on the day the securities are being valued, or, lacking any sales, at the closing bid prices. Securities traded only in the over-the-counter market are valued at the last bid price, as of the close of trading on the New York Stock Exchange, quoted by brokers that make markets in the securities. Other securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Directors. Money market instruments maturing in 60 days or less are valued at amortized cost, which approximates market.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. All amortization of discount and premium is recognized currently under the effective interest method. Gains and losses on sales of investments are calculated on the identified cost basis for financial reporting and tax purposes.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL TAXES - Each Fund contemplates declaring as dividends each year all, or substantially all, of its taxable income, including net capital gains (the excess of long-term capital gains over short-term capital losses). Shareholders will be subject to income taxes on these distributions regardless of whether they are paid in cash or reinvested in additional Fund shares. Distributions attributable to the net capital gains of a Fund will be taxable to the shareholder as long-term capital gains, regardless of how long the shareholder has held the Fund shares. Other Fund distributions will generally be taxable as ordinary income. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, Fund shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of each Fund's distributions, if any, that are attributable to interest on Federal securities or interest on securities of the particular state. Shareholders should consult their tax advisers regarding the tax status of distributions in their state and locality.

It is the intent of Summit Mutual Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains. Therefore, no provision for income or excise taxes has been recorded. The S&P 500 Index Fund and the Nasdaq-100 Index Fund have a capital loss carry forward of $165,393 and $202,046 which can be carried forward until 2008.

DISTRIBUTIONS - Distributions from net investment income in all Funds, except Money Market Fund, are declared and paid quarterly. Distributions from net investment income of the Money Market Fund are declared daily and paid monthly. Net realized capital gains are distributed annually. Distributions are recorded on the ex-dividend date. All distributions are reinvested in additional shares of the respective Fund at the net asset value per share unless you notify Summit Mutual Funds that you elect to receive distributions in cash.

The amounts of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These 'book/tax' differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

EXPENSES - Allocable expenses of Summit Mutual Funds are charged to each Fund based on the ratio of the net assets of each Fund to the combined net assets of Summit Mutual Funds. Nonallocable expenses are charged to each Fund based on specific identification.

FOREIGN CURRENCY - Summit Mutual Fund's accounting records are maintained in U.S. dollars. Funds may purchase foreign securities within certain limitations set forth in the Prospectus. Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars at the spot rate at the close of the London Market. Summit Mutual Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the underlying fluctuation in the securities resulting from market prices. All are included in net realized and unrealized gain or loss for investments.

ADOPTION OF NEW AUDIT GUIDE - The Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. Management expects no adjustments to the financial statements as a result of adopting these provisions.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 2 - TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEES - Summit Mutual Funds pays investment advisory fees to Summit Investment Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds. Summit Mutual Funds pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Fund on a daily basis, at an annual rate, as follows:

       (a) for the S&P 500 Index Fund - .30% of the current value of net assets;

       (b) for the S&P MidCap 400 Index Fund - .30% of the current value of net assets;

       (c) for the Russell 2000 Small Cap Index Fund - .35% of the current value of net assets;

       (d) for the Nasdaq-100 Index Fund - .35% of the current value of net assets;

       (e) for the EAFE International Index Fund - .56% of the current value of net assets;

       (f) for the Total Social Impact Fund - .45% of the current value of net assets;

       (g)  for the Balanced Index Fund - .30% of current value of net assets;

       (h) for the Lehman Aggregate Bond Index Fund - .30% of the current value of net assets;

       (i) for the Everest Fund - 65% of the first $50,000,000, .60% of the next $100,000,000, and .50% of all over $150,000,000 of the current value of net assets;

       (j) for the Bond Fund - .50% of the first $50,000,000, .45% of the next $100,000,000, and .40% of all over $150,000,000 of the current value of net assets;

       (k) for the Short-term Government Fund - .45% of the current value of net assets;

       (l)  for the Money Market Fund - .35% of the current value of net assets.

The Agreement provides that if the total operating expenses of the Everest and Bond Fund, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the respective average daily net assets, the Adviser will reimburse these funds for such expense, up to the amount of the advisory fee for that year. The Adviser will pay expenses of the Short-term Government Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .28% of the Fund's net assets. The Adviser will pay expenses of the S&P 500 Index Fund, the S&P MidCap 400 Index Fund, the Balanced Index Fund, the Nasdaq-100 Index Fund, the Total Social Impact Fund, and the Lehman Aggregate Bond Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .30% of these Fund's net assets. The Adviser will pay expenses of the Russell 2000 Small Cap Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .40% of the Fund's net assets. The Adviser will pay expenses of the EAFE International Index Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .69% of the Fund's net assets. The Adviser will pay expenses of the Money Market Fund, other than the advisory fee for that Fund, to the extent that such expenses exceed .10% of the Fund's net assets. The Adviser has agreed to reduce its fee for a period of one year from the commencement of operations by .02, .04, .02, and .02 percentage points for the S&P 500 Index Fund, the Everest Fund, the Money Market Fund and the Bond Fund, respectively which expired on March 31, 2001 except for the Money Market Fund which expires on June 28, 2001. The Adviser may not revise or cancel these waivers during the one year period. As a result, for the period ended March 31, 2001, the Adviser waived the S&P 500 Index Fund $14,898, Everest Fund $10,805, Money Market Fund $7,013, and Bond Fund $7,558, and the Adviser reimbursed the S&P MidCap 400 Index Fund $15,120, Russell 2000 Small Cap Index Fund $46,580, Nasdaq-100 Index Fund $22,115, EAFE International Index Fund $19,123, Total Social Impact Fund $23,090, Balanced Index Fund $7,823, Lehman Aggregate Bond Index Fund $7,098, Short-term Government Fund $11,577, and the Money Market Fund $20,199.

Summit Investment Partners, Inc. is a wholly-owned subsidiary of Union Central.

DIRECTORS' FEES - Each director who is not affiliated with the Adviser receives fees from Summit Mutual Funds for service as a director. Members of the Board of Directors who are not affiliated with the Adviser are eligible to participate in a deferred compensation plan. The value of each director's deferred compensation account will increase or decrease at the same rate as if it were invested in shares of the Summit Money Market Fund.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 3 - FUTURES CONTRACTS

Certain Funds may enter into futures contracts for hedging purposes, including protecting the price or interest rate of securities that the Fund intends to buy, that relate to securities in which it may directly invest and indices comprised of such securities may purchase and write call and put options on such contracts. Each eligible Fund may invest up to 20% of its assets in such futures and/or options. The S&P MidCap 400 Index, Russell 2000 Small Cap Index, Nasdaq-100 Index, EAFE International Index, Total Social Impact, and Balanced Index Fund may invest up to 100% of their assets in such futures and/or options until each Fund reaches $50 million in net assets. These contracts provide for the sale of a specified quantity of a financial instrument at a fixed price at a future date. When the Funds enter into a futures contract, they are required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Under terms on the contract, the Funds agree to receive from or pay to the broker an amount equal to the daily fluctuation in the value of the contract (known as the variation margin). The variation margin is recorded as unrealized gain or loss until the contract expires or is otherwise closed, at which time the gain or loss is realized. The Funds invest in futures as a substitute to investing in the common stock positions in the Index that they intend to match. The potential risk to the Funds is that the change in the value in the underlying securities may not correlate to the value of the contracts.

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS

Purchases and sales of securities for the period ended March 31, 2001 excluding short-term obligations, follow:

                                                    S&P       RUSSELL 2000
                                   S&P 500      MIDCAP 400      SMALL CAP     NASDAQ-100
                                 INDEX FUND     INDEX FUND     INDEX FUND     INDEX FUND
                                -------------  -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks           $ 11,490,030   $  4,985,978   $  6,632,189   $  5,117,926
        U.S. Government
          Securities                      --             --             --              0
        Corporate Bonds                   --             --             --              0
                                ------------   ------------   ------------   ------------
                                $ 11,490,030   $  4,985,978   $  6,632,189   $  5,117,926
                                ============   ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks           $  5,566,312   $  9,102,098   $  1,755,845   $    959,897
        U.S. Government
          Securities                      --             --             --              0
        Corporate Bonds                   --             --             --              0
                                ------------   ------------   ------------   ------------
                                $  5,566,312   $  9,102,098   $  1,755,845   $    959,897
                                ============   ============   ============   ============

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 4 - SUMMARY OF PURCHASES AND SALES OF INVESTMENTS (CONTINUED)

                                    EAFE           TOTAL                         LEHMAN
                                INTERNATIONAL  SOCIAL IMPACT    BALANCED     AGGREGATE BOND
                                 INDEX FUND        FUND        INDEX FUND      INDEX FUND
                                -------------  -------------  -------------  --------------
Total Cost of Purchases of:
        Common Stocks           $ 24,483,579   $  4,504,769   $    616,283    $          0
        U.S. Government
           Securities                     --             --      3,237,525         736,978
        Corporate Bonds                   --             --        700,864       1,753,535
                                ------------   ------------   ------------    ------------
                                $ 24,483,579   $  4,504,769   $  4,554,672    $  2,490,513
                                ============   ============   ============    ============

Total Proceeds from Sales of:
        Common Stocks           $     35,384   $      5,755   $    207,719    $          0
        U.S. Government
           Securities                     --             --      4,486,440       1,828,257
        Corporate Bonds                   --             --      2,537,436       1,026,805
                                ------------   ------------   ------------    ------------
                                $     35,384   $      5,755   $  7,231,595    $  2,855,062
                                ============   ============   ============    ============

                                                                    SHORT-TERM
                                        EVEREST         BOND        GOVERNMENT
                                         FUND           FUND           FUND
                                     -------------  -------------  -------------
Total Cost of Purchases of:
        Common Stocks                $ 27,934,711   $         --   $         --
        U.S. Government Securities             --     24,149,154     10,666,996
        Corporate Bonds                        --     24,294,034             --
                                     ------------   ------------   ------------
                                     $ 27,934,711   $ 48,443,188   $ 10,666,996
                                     ============   ============   ============

Total Proceeds from Sales of:
        Common Stocks                $ 25,031,338   $         --   $         --
        U.S. Government Securities             --     12,152,462      4,348,569
        Corporate Bonds                        --     15,467,252             --
                                     ------------   ------------   ------------
                                     $ 25,031,338   $ 27,619,714   $  4,348,569
                                     ============   ============   ============

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

  NOTE 5 - FINANCIAL HIGHLIGHTS

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                             S&P 500 INDEX FUND
                                          ---------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001        PERIOD FROM APRIL 3, 2000(1)
                                            (UNAUDITED)              TO SEPTEMBER 30, 2000
                                          ----------------  ---------------------------------------
Net Assets Value,
   Beginning of period                       $   9.60                      $  10.00
                                             --------                      --------
Investment Activities:
  Net investment income                           .04                           .04
  Net realized and unrealized
     gains/(losses)                             (1.85)                         (.41)
                                             --------                      --------
Total from Investment Activities                (1.81)                         (.37)
                                             --------                      --------
Distributions:
  Net investment income                          (.03)                         (.03)
  Net realized gains                               --                            --
                                             --------                      --------
Total Distributions                              (.03)                         (.03)
                                             --------                      --------
Net Asset Value,
   End of Period                             $   7.76                      $   9.60
                                             ========                      ========

Total Return                                   (18.89%)                       (3.71%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.41%(3)                      0.40%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         0.80%(3)                      0.82%(3)

Portfolio Turnover Rate                          7.58%(3)                     17.82%(3)

Net Assets, End of Period (000's)            $138,268                      $160,899

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.02% AND 0.02% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISOR NOT WAIVED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                         S&P MIDCAP 400 INDEX FUND
                                          -------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001       PERIOD FROM APRIL 3, 2000(1)
                                            (UNAUDITED)             TO SEPTEMBER 30, 2000
                                          ----------------  -------------------------------------
Net Assets Value,
   Beginning of period                        $ 10.71                     $ 10.00
                                              -------                     -------
Investment Activities:
  Net investment income                           .07                         .05
  Net realized and unrealized
     gains/(losses)                             (1.64)                        .69
                                              -------                     -------
Total from Investment Activities                (1.57)                        .74
                                              -------                     -------
Distributions:
  Net investment income                          (.06)                       (.03)
  Net realized gains                             (.08)                         --
                                              -------                     -------
Total Distributions                              (.14)                       (.03)
                                              -------                     -------
Net Asset Value,
   End of Period                              $  9.00                     $ 10.71
                                              =======                     =======

Total Return                                   (14.77%)                      7.41%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.60%(3)                    0.59%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         1.14%(3)                    1.09%(3)

Portfolio Turnover Rate                         63.76%(3)                   96.90%(3)

Net Assets, End of Period (000's)             $13,587                     $24,015

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.16% AND 0.19% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                              RUSSELL 2000 SMALL CAP INDEX FUND
                                          ------------------------------------------
                                          SIX MONTHS ENDED        PERIOD FROM
                                           MARCH 31, 2001     DECEMBER 29, 1999(1)
                                            (UNAUDITED)      TO SEPTEMBER 30, 2000
                                          ----------------  ------------------------
Net Assets Value,
   Beginning of period                        $ 10.73               $ 10.00
                                              -------               -------
Investment Activities:
  Net investment income                           .05                   .05
  Net realized and unrealized
     gains/(losses)                             (1.40)                  .72
                                              -------               -------
Total from Investment Activities                (1.35)                  .77
                                              -------               -------
Distributions:
  Net investment income                          (.05)                 (.04)
  Net realized gains                               --                    --
                                              -------               -------
Total Distributions                              (.05)                 (.04)
                                              -------               -------
Net Asset Value,
   End of Period                              $  9.33               $ 10.73
                                              =======               =======

Total Return                                   (12.60%)                7.70%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.75%(3)              0.75%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         1.17%(3)              1.05%(3)

Portfolio Turnover Rate                         23.05%(3)             67.92%(3)

Net Assets, End of Period (000's)             $19,035               $15,889

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.56% AND 0.94% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                    NASDAQ-100 INDEX FUND
                                          ------------------------------------------
                                          SIX MONTHS ENDED        PERIOD FROM
                                           MARCH 31, 2001     DECEMBER 28, 1999(1)
                                            (UNAUDITED)      TO SEPTEMBER 30, 2000
                                          ----------------  ------------------------
Net Assets Value,
   Beginning of period                        $  9.91               $ 10.00
                                              -------               -------
Investment Activities:
  Net investment income                           .01                   .05
  Net realized and unrealized
     gains/(losses)                             (5.58)                 (.11)
                                              -------               -------
Total from Investment Activities                (5.57)                 (.06)
                                              -------               -------
Distributions:
  Net investment income                          (.04)                 (.03)
  Net realized gains                               --                    --
                                              -------               -------
Total Distributions                              (.04)                 (.03)
                                              -------               -------
Net Asset Value,
   End of Period                              $  4.30               $  9.91
                                              =======               =======

Total Return                                   (56.38%)               (0.62%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.65%(3)              0.61%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         0.24%(3)              1.09%(3)

Portfolio Turnover Rate                         22.69%(3)            113.32%(3)

Net Assets, End of Period (000's)              $8,432               $13,093

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.41% AND 0.53% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                         EAFE INTERNATIONAL INDEX FUND
                                                        PERIOD FROM DECEMBER 28, 2000(1)
                                                               TO MARCH 31, 2001
                                                                  (UNAUDITED)
                                                    ----------------------------------------
Net Asset Value,
   Beginning of period                                              $ 10.00
                                                                    -------
Investment Activities:
  Net investment income                                                 .01
  Net realized and unrealized gains/(losses)                          (1.28)
                                                                    -------
Total from Investment Activities                                      (1.27)
                                                                    -------
Distributions:
  Net investment income                                                  --
  Net realized gains                                                     --
                                                                    -------
Total Distributions                                                      --
                                                                    -------
Net Asset Value,
   End of period                                                    $  8.73
                                                                    =======

Total Return                                                         (12.70%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                             1.21%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                           0.32%(3)

Portfolio Turnover Rate                                                0.80%(3)

Net Assets, End of Period (000's)                                   $21,399

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.34% FOR THE PERIOD ENDED MARCH 31, 2001, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                             TOTAL SOCIAL IMPACT FUND
                                                         PERIOD FROM DECEMBER 28, 2000(1)
                                                                 TO MARCH 31, 2001
                                                                    (UNAUDITED)
                                                    -------------------------------------------
Net Asset Value,
   Beginning of period                                               $ 10.00
                                                                     -------
Investment Activities:
  Net investment income                                                  .02
  Net realized and unrealized gains/(losses)                           (1.32)
                                                                     -------
Total from Investment Activities                                       (1.30)
                                                                     -------
Distributions:
  Net investment income                                                 (.01)
  Net realized gains                                                      --
                                                                     -------
Total Distributions                                                     (.01)
                                                                     -------
Net Asset Value,
   End of period                                                     $  8.69
                                                                     =======

Total Return                                                          (13.01%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net Assets(2)                              0.75%(3)

Ratio of Net Investment Income to Average Net
   Assets(2)                                                            0.90%(3)

Portfolio Turnover Rate                                                 0.52%(3)

Net Assets, End of Period (000's)                                     $4,352

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 2.01% FOR THE PERIOD ENDED MARCH 31, 2001, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                             BALANCED INDEX FUND
                                          ---------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001        PERIOD FROM APRIL 3, 2000(1)
                                            (UNAUDITED)              TO SEPTEMBER 30, 2000
                                          ----------------  ---------------------------------------
Net Assets Value,
   Beginning of period                        $  9.87                      $ 10.00
                                              -------                      -------
Investment Activities:
  Net investment income                           .15                          .16
  Net realized and unrealized
     gains/(losses)                             (1.01)                        (.17)
                                              -------                      -------
Total from Investment Activities                 (.86)                        (.01)
                                              -------                      -------
Distributions:
  Net investment income                          (.15)                        (.12)
  Net realized gains                             (.02)                          --
                                              -------                      -------
Total Distributions                              (.17)                        (.12)
                                              -------                      -------
Net Asset Value,
   End of Period                              $  8.84                      $  9.87
                                              =======                      =======

Total Return                                    (8.84%)                      (0.12%)

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.52%(3)                     0.59%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         3.15%(3)                     3.13%(3)

Portfolio Turnover Rate                         30.40%(3)                    30.16%(3)

Net Assets, End of Period (000's)             $28,316                      $34,140

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.05% AND 0.01% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                      LEHMAN AGGREGATE BOND INDEX FUND
                                          ---------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001        PERIOD FROM APRIL 3, 2000(1)
                                            (UNAUDITED)              TO SEPTEMBER 30, 2000
                                          ----------------  ---------------------------------------
Net Assets Value,
   Beginning of period                        $ 10.22                      $ 10.00
                                              -------                      -------
Investment Activities:
  Net investment income                           .32                          .31
  Net realized and unrealized
     gains/(losses)                               .39                          .14
                                              -------                      -------
Total from Investment Activities                  .71                          .45
                                              -------                      -------
Distributions:
  Net investment income                          (.33)                        (.23)
  Net realized gains                             (.01)                          --
                                              -------                      -------
Total Distributions                              (.34)                        (.23)
                                              -------                      -------
Net Asset Value,
   End of Period                              $ 10.59                      $ 10.22
                                              =======                      =======

Total Return                                     7.11%                        4.55%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.52%(3)                     0.59%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         6.10%(3)                     6.29%(3)

Portfolio Turnover Rate                         33.56%(3)                    18.43%(3)

Net Assets, End of Period (000's)             $16,651                      $16,290

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.09% AND 0.22% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                         EVEREST FUND
                                          ------------------------------------------
                                          SIX MONTHS ENDED        PERIOD FROM
                                           MARCH 31, 2001     DECEMBER 29, 1999(1)
                                            (UNAUDITED)      TO SEPTEMBER 30, 2000
                                          ----------------  ------------------------
Net Assets Value,
   Beginning of period                        $ 10.26               $ 10.00
                                              -------               -------
Investment Activities:
  Net investment income                           .09                   .08
  Net realized and unrealized
     gains/(losses)                               .78                   .24
                                              -------               -------
Total from Investment Activities                  .87                   .32
                                              -------               -------
Distributions:
  Net investment income                          (.09)                 (.06)
  Net realized gains                               --                    --
                                              -------               -------
Total Distributions                              (.09)                 (.06)
                                              -------               -------
Net Asset Value,
   End of Period                              $ 11.04               $ 10.26
                                              =======               =======

Total Return                                     8.55%                 3.21%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.75%(3)              0.81%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         1.58%(3)              1.51%(3)

Portfolio Turnover Rate                         95.70%(3)            138.39%(3)

Net Assets, End of Period (000's)             $55,824               $49,440

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.04% AND 0.04% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISOR NOT WAIVED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                                  BOND FUND
                                          ---------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001        PERIOD FROM APRIL 3, 2000(1)
                                            (UNAUDITED)              TO SEPTEMBER 30, 2000
                                          ----------------  ---------------------------------------
Net Assets Value,
   Beginning of period                        $ 10.04                      $ 10.00
                                              -------                      -------
Investment Activities:
  Net investment income                           .34                          .36
  Net realized and unrealized
     gains/(losses)                               .28                         (.06)
                                              -------                      -------
Total from Investment Activities                  .62                          .30
                                              -------                      -------
Distributions:
  Net investment income                          (.37)                        (.26)
  Net realized gains                               --                           --
                                              -------                      -------
Total Distributions                              (.37)                        (.26)
                                              -------                      -------
Net Asset Value,
   End of Period                              $ 10.29                      $ 10.04
                                              =======                      =======

Total Return                                     6.33%                        3.04%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.61%(3)                     0.64%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         6.89%(3)                     7.19%(3)

Portfolio Turnover Rate                         76.81%(3)                    80.03%(3)

Net Assets, End of Period (000's)             $93,726                      $69,875

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE DECREASED BY 0.02% AND 0.02% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISOR NOT WAIVED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

                                       SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
                                                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                         SHORT-TERM GOVERNMENT FUND
                                          ---------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001        PERIOD FROM APRIL 3, 2000(1)
                                            (UNAUDITED)              TO SEPTEMBER 30, 2000
                                          ----------------  ---------------------------------------
Net Assets Value,
   Beginning of period                        $ 10.19                      $ 10.00
                                              -------                      -------
Investment Activities:
  Net investment income                           .27                          .30
  Net realized and unrealized
     gains/(losses)                               .30                          .11
                                              -------                      -------
Total from Investment Activities                  .57                          .41
                                              -------                      -------
Distributions:
  Net investment income                          (.29)                        (.22)
  Net realized gains                             (.05)                          --
                                              -------                      -------
Total Distributions                              (.34)                        (.22)
                                              -------                      -------
Net Asset Value,
   End of Period                              $ 10.42                      $ 10.19
                                              =======                      =======
Total Return                                     5.67%                        4.14%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.66%(3)                     0.73%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         5.59%(3)                     5.89%(3)

Portfolio Turnover Rate                        107.40%(3)                    99.38%(3)

Net Assets, End of Period (000's)             $14,012                      $10,199

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.20% AND 0.52% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT REIMBURSED EXPENSES.
(3)  ANNUALIZED.

--------------------------------------------------------------------------------

  SUMMIT MUTUAL FUNDS, INC. - APEX SERIES
   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 5 - FINANCIAL HIGHLIGHTS (CONTINUED)

Computed on the basis of a share of capital stock outstanding throughout the period.

                                                              MONEY MARKET FUND
                                          ---------------------------------------------------------
                                          SIX MONTHS ENDED
                                           MARCH 31, 2001        PERIOD FROM JUNE 28, 2000(1)
                                            (UNAUDITED)              TO SEPTEMBER 30, 2000
                                          ----------------  ---------------------------------------
Net Assets Value,
   Beginning of period                        $  1.00                      $  1.00
                                              -------                      -------
Investment Activities:
  Net investment income                           .03                          .02
  Net realized and unrealized
     gains/(losses)                                --                           --
                                              -------                      -------
Total from Investment Activities                  .03                          .02
                                              -------                      -------
Distributions:
  Net investment income                          (.03)                        (.02)
  Net realized gains                               --                           --
                                              -------                      -------
Total Distributions                              (.03)                        (.02)
                                              -------                      -------
Net Asset Value,
   End of Period                              $  1.00                      $  1.00
                                              =======                      =======

Total Return                                     2.99%                        1.64%

RATIOS/SUPPLEMENTAL DATA:
Ratio of Expenses to Average Net
   Assets(2)                                     0.40%(3)                     0.45%(3)

Ratio of Net Investment Income to
   Average Net Assets(2)                         6.02%(3)                     6.41%(3)

Net Assets, End of Period (000's)             $83,161                      $64,489

---------

(1)  COMMENCEMENT OF OPERATIONS.
(2) THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS WOULD HAVE INCREASED AND NET INVESTMENT INCOME TO AVERAGE ASSETS WOULD HAVE DECREASED BY 0.08% AND 0.09% FOR THE PERIODS ENDED MARCH 31, 2001 AND SEPTEMBER 30, 2000, HAD THE ADVISER NOT WAIVED AND REIMBURSED EXPENSES.
(3)  ANNUALIZED.

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The Summit Pinnacle Series is distributed to insurance company's separate accounts available in variable annuity and variable universal life insurance products. The Pinnacle Series consists of the following Portfolios:

EQUITY INDEX ACCOUNTS
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio
Russell 2000 Small Cap Index Portfolio
Nasdaq-100 Index Portfolio

BALANCED INDEX ACCOUNT
Balanced Index Portfolio

MANAGED ACCOUNTS
Zenith Portfolio
Bond Portfolio

The Summit Apex Series is a 100% No-Load Family of Mutual Funds intended for institutional and retail accounts. For more complete information about the Summit Mutual Funds' Apex Series, including charges and expenses, call 888-259-7565 for a prospectus. Please read it carefully before you invest or send money. Summit Mutual Funds are distributed by Carillon Investments, Inc., Cincinnati, Ohio, Member SIPC. The Apex Series consists of the following Funds:

EQUITY INDEX ACCOUNTS
S&P 500 Index Fund
S&P MidCap 400 Index Fund
Russell 2000 Small Cap Index Fund
Nasdaq-100 Index Fund
EAFE International Index Fund
Total Social Impact Fund

FIXED INCOME & BALANCED INDEX ACCOUNTS
Balanced Index Fund
Lehman Aggregate Bond Index Fund

MANAGED ACCOUNTS
Everest Fund
Bond Fund
Short-term Government Fund

STABLE VALUE ACCOUNT
Money Market Fund

Please visit our Website at www.summitfunds.com to learn more about the Summit Mutual Funds.


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SMFI 573APEX 5/01